File Nos.   333-95729
                                                                       811-05618
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   (X)
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 9                                (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           (X)
            Amendment  No.   132                                           (X)

                       (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -----------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------------
        (Name  of  Depositor)


     5701 Golden Hills Drive,  Minneapolis,  MN                         55416
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)


Depositor's  Telephone  Number,  including  Area  Code    (763)  765-2913

     Name  and  Address  of  Agent  for  Service
     -------------------------------------------
          Stewart D. Gregg
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416
          (763) 765-2913

It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date) pursuant  to  paragraph (b) of Rule 485
     __X__  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts

                                     PART A



               THE USALLIANZ REWARDS(R) VARIABLE ANNUITY CONTRACT

                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA



This prospectus describes a bonus variable deferred annuity contract (the "Contract") issued by Allianz Life Insurance Company of North America (Allianz Life, we, or us).

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE THE TABLE OF CONTENTS) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

You can allocate your Purchase Payments to the Investment Choices available under your Contract. The Investment Choices include the variable Investment Options listed below and any available Fixed Account Investment Choices. However, the Contract currently does not offer any Fixed Account Investment Choices. One or more of the Investment Choices may not be available in your state. You can select up to 10 Investment Options. We may add, substitute or remove Investment Choices in the future.



AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCE CAPITAL
USAZ Alliance Capital Growth and Income Fund
USAZ Alliance Capital Large Cap Growth Fund
USAZ Alliance Capital Technology Fund

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio

DREYFUS
Dreyfus Small Cap Stock Index Fund
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities  Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery  Securities Fund
Mutual Shares Securities Fund
Templeton  Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
USAZ Templeton Developed Markets Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

OPPENHEIMER
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
USAZ Oppenheimer Emerging Growth Fund

PIMCO
PIMCO VIT High Yield Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total  Return  Portfolio
USAZ PIMCO Growth and Income Fund
USAZ PIMCO Renaissance Fund
USAZ PIMCO Value Fund

SELIGMAN
Seligman Small-Cap Value Portfolio

USAZ
USAZ Money Market Fund

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Expenses for a bonus Contract may be higher than expenses for a Contract without a bonus. The amount of the bonus credit may be more than offset by any additional fees and/or charges associated with the bonus.


Please read this prospectus before investing and keep it for future reference. It contains important information about the Variable Annuity Contract.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page __ of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297.


The Variable Annuity Contracts involve certain risks, and you may lose money. The Contracts:

o   are not bank deposits

o   are not federally insured

o   are not endorsed by any bank or government agency

o   are not guaranteed and may be subject to loss of principal

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: May 1, 2003

TABLE OF CONTENTS
--------------------------------------------------------------------------------



Summary                                                         5

Fee Table                                                       8

1.THE VARIABLE ANNUITY CONTRACT                                18
     Ownership                                                 18
         Contract Owner                                        18
         Joint Owner                                           18
         Annuitant                                             18
         Beneficiary                                           19
         Assignment                                            19


2. ANNUITY PAYMENTS (THE PAYOUT PHASE)                         19
     Income Date                                               19
     Annuity Payments                                          19
     Annuity Options                                           19
     Guaranteed Minimum Income Benefits (GMIB)
     Annuity Income Protection
         Traditional Guaranteed Minimum Income Benefit (Traditional GMIB) - Original and New Contracts Only Enhanced Guaranteed Minimum Income Benefit
         (Enhanced GMIB)
         GMIB Examples


3. PURCHASE                                                    22
     Purchase Payments                                         22
     Bonus                                                     23
     Automatic Investment Plan                                 23
     Allocation of Purchase Payments                           24
     Tax-Free Section 1035 Exchanges                           24
     Faxed Applications                                        24
     Free Look                                                 24
     Accumulation Units                                        25

4. INVESTMENT OPTIONS                                          25
     Substitution and Limitation on
     Further Investments                                       31
     Transfers                                                 31
         Telephone Transfers                                   31
     Dollar Cost Averaging Program                             32
     Flexible Rebalancing                                      32
     Financial Advisers -
         Asset Allocation Programs                             32
     Voting Privileges                                         33
     Substitution                                              33


5. FIXED ACCOUNT


6.   EXPENSES 33 Separate Account Expenses 33
         Mortality and Expense Risk Charge                     33
         Administrative Charge                                 34
     Contract Maintenance Charge                               34
     Contingent Deferred Sales Charge                          34
         Partial Withdrawal Privilege                          35
         Waiver of Contingent Deferred
            Sales Charge Benefits                              35
         Reduction or Elimination of the
           Contingent Deferred Sales Charge                    35
     Commutation Fee                                           35
     Transfer Fee                                              35
     Premium Taxes                                             36
     Income Taxes                                              36
     Investment Option Expenses                                36


7. TAXES                                                       36
    Annuity Contracts in General                               36
    Qualified and Non-Qualified Contracts                      36
    Multiple Contracts                                         37
    Partial 1035 Exchanges                                     37
    Withdrawals-- Non-Qualified Contracts                      37
    Withdrawals-- Qualified Contracts                          37
    Withdrawals-- Tax-Sheltered Annuities                      38
    Death Benefits                                             38
    Diversification                                            39

8.  ACCESS TO YOUR MONEY                                       39
    Guaranteed Partial Withdrawal Benefit (GPWB)-
       Original and New Contracts Only
    Systematic Withdrawal Program                              40
    Minimum Distribution Program                               40
    Suspension of Payments or Transfers                        40


9.  PERFORMANCE AND ILLUSTRATIONS                              40


10. DEATH BENEFIT                                              42
    Traditional Guaranteed Minimum Death Benefit
       (Traditional GMDB)-New Contracts Only                   40
    Enhanced Guaranteed Minimum Death Benefit
       (Enhanced GMDB)-Original Contracts Only                 40
    Enhanced Guaranteed Minimum Death Benefit
       (Enhanced GMDB) - Revised and New Contracts Only        40
    Death Benefit Examples                                     41
    Death Benefit Options                                      41
    Death of Annuitant                                         41


11. OTHER INFORMATION                                          44
    Allianz Life                                               44
    The Separate Account                                       44
    Distribution                                               44
    Additional Credits for Certain Groups                      45
    Administration                                             45
    Financial Statements                                       45


12. GLOSSARY                                                   45

13. TABLE OF CONTENTS OF THE STATEMENT OF
     ADDITIONAL INFORMATION                                    45

14. PRIVACY NOTICE 46

APPENDIX A - CONDENSED FINANCIAL INFORMATION                   49

SUMMARY


The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life provides a means for investing on a tax-deferred basis in the Investment
Choices. The Contract is intended for retirement savings or other long-term investment purposes. You can purchase the Contract as a Non-Qualified Contract or as a Qualified Contract.

This prospectus offers "Original Contracts," "Revised Contracts" and "New Contracts." The product features and expenses of these three Contracts differ in certain respects, as set out in this prospectus. Only one type of Contract is currently offered in each state.

The Contract provides several different Annuity Payment options that you can choose from and a Traditional Guaranteed Minimum Death Benefit (Traditional
GMDB). The Traditional GMDB guarantees a minimum death benefit of total Purchase Payments adjusted for partial withdrawals.

If you and any Joint Owner are 79 or younger at Contract issue you may instead select the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) for an additional charge.

For Original Contracts, the Enhanced GMDB guarantees a minimum death benefit of the greater of:

     (a)  total Purchase Payments adjusted for partial withdrawals, or

     (b)  the Maximum Anniversary Value (MAV) on each Contract anniversary prior
          to  any  owner's  81st  birthday,   adjusted  for  subsequent  partial
          withdrawals and subsequent Purchase Payments.

For Revised and New Contracts, the Enhanced GMDB guarantees a minimum death benefit of the greater of:

     (a) the MAV on each Contract anniversary prior to any owner's 81st birthday, or

     (b) the Annual Increase Amount (5% for Revised Contracts, 3% for New Contracts) prior to any owner's 81st birthday.

Both the MAV and the Annual Increase Amount are adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

The death benefits are described in more detail in section 10. Death Benefits.

New Contracts include the Traditional Guaranteed Minimum Income Benefit (Traditional GMIB) for an additional charge. If you have an Original Contract, we will allow you to add the Traditional GMIB for an additional fee once it becomes available in your state. If you have an Original Contract, you can only make the election for this benefit within 60 days of notice. Revised and New Contracts also provide the Enhanced Guaranteed Minimum Income Benefit (Enhanced
GMIB) which you can elect for an additional charge if you and any Joint Owner are 79 or younger at Contract issue. If you have an Original Contract, we will allow you to add the Enhanced GMIB for an additional charge if all owners are 79 or younger when it becomes available in your state. The GMIBs guarantee a minimum level of income through Annuity Payments after the tenth Contract year. The Traditional GMIB Annuity Payments are based on total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMIB Annuity Payments are based on the greater of:

     (a) the MAV on each Contract anniversary prior to any owner's 81st birthday, or

     (b) the Annual Increase Amount (5% for Revised Contracts and 3% for New and Original Contracts) prior to any owner's 81st birthday.

Both the MAV and the Annual Increase Amount are adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

The GMIBs and the Annuity Options are described in more detail in section 2. Annuity Payments (The Payout Phase).

For Original and New Contracts, if you elect a GMIB we will automatically give you a Guaranteed Partial Withdrawal Benefit (GPWB) for no additional charge. The GPWB provides income through partial withdrawals based on your GPWB value. Payments you receive under the GPWB will be taxed as a withdrawal. If you exercise the GPWB, your GMIB and GMDB values will no longer increase or decrease, other than as a result of withdrawals, however, the fee paid for your GMIB or GMDB will continue until the GPWB payments have been completely paid out. For more details on the GPWB please see section 8. Access to Your Money.

Certain GMIB and GMDB benefits may be limited after age 81. As a result, any Contract Owner who is age 75 or older when adding these features to their Contract should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.

THE GUARANTEED BENEFITS LISTED ABOVE MAY NOT BE AVAILABLE IN ALL STATES. ONCE YOU ELECT ONE OF THESE GUARANTEED BENEFIT OPTIONS YOU CANNOT CHANGE IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THESE FEATURES IN YOUR STATE.

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs.

We currently do not permit Contract owners to borrow money from us using the Contract as security for the loan.

Some Contract features may not be available in all states.


ANNUITY PAYMENTS: The Income Date is the date you begin receiving Annuity Payments. You generally can elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both under a variety of Annuity Options. If you choose to receive any part of your Annuity Payments as a variable payout, the dollar amount of your payments will go up or down based on the performance of the Investment Options. See section 2. Annuity Payments (The Payout Phase).

PURCHASE: You can buy a New Contract with $25,000 or more if you choose to include a GMIB in you Contract. Otherwise you can purchase a Contract for $15,000 or more. You can add $250 or more (or $100 if you select our automatic investment plan) any time you like during the Accumulation Phase until you exercise your GPWB benefit (if applicable). In some states, the additional Purchase Payments may be restricted to the first Contract year. See Section 3 - "Purchase - Allocation of Purchase Payments."

BONUS: For all Purchase Payments you make prior to your 81st birthday, Allianz Life will credit your Contract with a bonus at the time of contribution to the Contract. The amount of the bonus will be based on the total amount of Purchase Payments you have made at the time of the contribution, less any withdrawals you have made (and assessed contingent deferred sales charges). Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when the bonus becomes vested (which varies depending upon how long Allianz Life has had your Purchase Payment).

Contract charges are deducted from the total value of your Contract. Therefore, when we credit your Contract with a bonus, your Contract incurs expenses on the total Rewards Value, which includes the vested and unvested portions of the bonus. When you cancel your Contract during the Free Look period, or if you make a withdrawal, annuitize or when a death benefit is payable in the first 3 years from any Purchase Payment date, you will forfeit all or some of your bonus. Since charges will have been assessed against the higher amount (Purchase Payment plus bonus), it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. You may alleviate this risk by allocating the bonus amounts to the USAZ Money Market Fund. We expect to profit from certain charges assessed under the Contract (i.e., the contingent deferred sales charge and the mortality and expense risk charge) associated with the bonus.

INVESTMENT CHOICES: You can put your money in the Investment Choices available under your Contract. The Contract does not currently offer any Fixed Account Investment Choices. The investment returns on the variable Investment Options are not guaranteed. You can lose money. You can make transfers between Investment Choices as permitted. See section 4. Investment Options - Transfers.


EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. During the Accumulation Phase, Allianz Life currently waives this charge if the Rewards Value of your Contract is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the benefits you choose as shown below. Allianz Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in an Investment Option. The tables that follow show the combinations available to you and their total Separate Account expenses. The charges are calculated as a percentage of the average daily value of the Contract Value invested in the Investment Options.

SEPARATE ACCOUNT EXPENSES: *

FOR NEW CONTRACTS:
                                     CHARGES FOR A         CHARGES FOR A            CHARGES FOR A
                                     CONTRACT WITH       CONTRACT WITH THE        CONTRACT WITH THE
                                        NO GMIB         TRADITIONAL GMIB**         ENHANCED GMIB**

Traditional GMDB                          1.70%                 1.90%                   2.40%
Enhanced GMDB                             2.00%                 2.15%                   2.60%

FOR ORIGINAL CONTRACTS:


                                     CHARGES FOR A         CHARGES FOR A           CHARGES FOR A
                                     CONTRACT WITH       CONTRACT WITH THE       CONTRACT WITH THE
                                        NO GMIB         TRADITIONAL GMIB**        ENHANCED GMIB**
Traditional GMDB                         1.65%                 1.85%                    2.35%
Enhanced GMDB                            1.85%                 2.05%                    2.55%

FOR REVISED CONTRACTS:

                                 CHARGES FOR A CONTRACT                        CHARGES FOR A CONTRACT
                                      WITH NO GMIB                             WITH THE ENHANCED GMIB
Traditional GMDB                           1.65%                                        1.95%
Enhanced GMDB                              1.95%                                        2.15%

* Some or all of the guaranteed benefits may not be available in all states.

** If you choose a GMIB in a New or Original Contract, a Guaranteed Partial Withdrawal Benefit (GPWB) is automatically included without additional charge. GMIB options will be made available to owners of Original Contracts upon state approval.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 8.5% in the first year and declines to 0% after we have had your Purchase Payment for 10 complete years.

Each Investment Option deducts management fees and expenses from the amounts you have invested in the Investment Options. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2002 these expenses and fees ranged on an annual basis, from ___% to ____% of an Investment Option's average daily net assets before expense reimbursements or fee waivers.

You can currently make 12 free transfers each year. After that, Allianz Life deducts a $25 transfer fee for each additional transfer.

Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (e.g., municipalities). Premium taxes typically range from 0% to 3.5% of the Purchase Payment or Contract Value, depending on the state or governmental entity. Allianz Life, when applicable, currently withholds premium tax charges when you die, when Annuity Payments begin, or when you make a complete withdrawal, whichever comes first. Allianz Life reserves the right to change this practice in the future.

We will pay sales  commissions to broker/dealers  who sell the Contracts.  For a
discussion  of  these   arrangements,   see  section  11.  Other  Information  -
Distribution.

For more details on the expenses associated with this Contract, see section 6. Expenses.

TAXES: Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts. See section 7. Taxes.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out. Under certain circumstances, you may be able to take money out during the Payout Phase if you select Annuity Option 2, 4 or 6 on a variable payout basis. Money you take out during the Payout Phase under Annuity Option 2, 4 or 6 is subject to a commutation fee. Limits on withdrawals may apply to certain Qualified Contracts. See section 8. Access to Your Money.

DEATH BENEFIT: If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit depends on the death benefit that applies. See section 10. Death Benefit.

FREE-LOOK: You can cancel the contract within 10 days after receiving it (or whatever period is required in your state). Allianz Life will refund your Contract Value on the day it receives your request to cancel the Contract. This may be more or less than your original payment. In certain states, or if you have purchased the Contract as an individual retirement annuity, Allianz Life will refund the Purchase Payment. See section 3. Purchase - Free Look.

PRIVACY POLICY: WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE AND ITS AFFILIATED COMPANIES IS PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO SAFEGUARD THAT INFORMATION. SEE "PRIVACY NOTICE."

INQUIRIES: If you have any questions about your Contract or need more information, please contact us at:


         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031 Berwyn, PA 19312-0031 (800) 624-0197

FEE TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Investment Options. Taxes, including premium tax charges, also may apply, although they do not appear in the table.



CONTRACT OWNER TRANSACTION FEES

                       Contingent Deferred Sales Charge*
                     (as a percentage of purchase payments)

                           NUMBER OF COMPLETE YEARS
                      SINCE RECEIPT OF PURCHASE PAYMENT         CHARGE
                                     0-1                         8.5%
                                     1-2                         8.5%
                                     2-3                         8.5%
                                     3-4                         8.5%
                                     4-5                         8.0%
                                     5-6                         7.0%
                                     6-7                         6.0%
                                     7-8                         5.0%
                                     8-9                         4.0%
                                     9-10                        3.0%
                                  10 or more                     0.0%

Commutation Fee (as a percentage of amount liquidated under Annuity Option 2, 4 or 6) **

                                 YEARS SINCE
                                  INCOME DATE                   CHARGE
                                     0-1                          7%
                                     1-2                          6%
                                     2-3                          5%
                                     3-4                          4%
                                     4-5                          3%
                                     5-6                          2%

                                    over 6                        1%


Transfer Fee ..........................................First 12 transfers in a Contract year are currently free. Thereafter, the fee is $25.Transfers from the Fixed Account Investment Choices may be subject to a Market Value Adjustment (MVA) which may increase or decrease the amount transferred. Dollar Cost Averaging transfers and Flexible
                                                       Rebalancing transfers are not currently counted.


CONTRACT MAINTENANCE CHARGE**........                      $40 per Contract per year.


SEPARATE ACCOUNT ANNUAL EXPENSES****
(as a percentage of average daily account value)



FOR NEW CONTRACTS:

                                               CHARGES FOR  A CONTRACT     CHARGES FOR A CONTRACT       CHARGES FOR A CONTRACT
                                                    WITH NO GMIB       WITH THE TRADITIONAL GMIB*****WITH THE ENHANCED GMIB*****
                                               M&E   Admin.   Total         M&E   Admin.    Total         M&E   Admin.  Total
                                             CHARGE  CHARGE  CHARGE       CHARGE  CHARGE   CHARGE       CHARGE  CHARGE CHARGE
Traditional GMDB                              1.55%    .15%   1.70%        1.75%    .15%    1.90%         2.25%   .15%  2.40%
Enhanced GMDB                                 1.85%    .15%   2.00%        2.00%    .15%    2.15%         2.45%   .15%  2.60%

FOR ORIGINAL CONTRACTS:

                                               CHARGES FOR  A CONTRACT     CHARGES FOR A CONTRACT       CHARGES FOR A CONTRACT
                                                    WITH NO GMIB       WITH THE TRADITIONAL GMIB***** WITH THE ENHANCED GMIB*****
                                               M&E   Admin.   Total         M&E   Admin.    Total         M&E   Admin.  Total
                                             CHARGE  CHARGE  CHARGE       CHARGE  CHARGE   CHARGE       CHARGE  CHARGE CHARGE
Traditional GMDB                              1.50%    .15%   1.65%        1.70%    .15%    1.85%         2.20%   .15%  2.35%
Enhanced GMDB                                 1.70%    .15%   1.85%        1.90%    .15%    2.05%         2.40%   .15%  2.55%

FOR REVISED CONTRACTS:

                                               CHARGES FOR  A CONTRACT     CHARGES FOR A CONTRACT
                       WITH NO GMIB WITH THE ENHANCED GMIB
                        M&E Admin. Total M&E Admin. Total
                                             CHARGE  CHARGE  CHARGE       CHARGE  CHARGE   CHARGE
Traditional GMDB                              1.50%    .15%   1.65%        1.80%    .15%    1.95%
Enhanced GMDB                                 1.80%    .15%   1.95%        2.00%    .15%    2.15%

* You may make partial withdrawals of up to a total of 10% of Purchase Payments (less any previous withdrawals you make in the current
         Contract year which are not subject to a contingent deferred sales charge), and no contingent deferred sales charge will be assessed. This Partial Withdrawal Privilege is non-cumulative, which means if you do not use your 10% free privilege in a given year, it does not carry over to the next year. See "Access to Your Money" for additional options. If you invest in a Fixed Account Investment Choice, a MVA may apply to certain transactions. This MVA may increase or decrease the value of the amount transferred or withdrawn.


**       Commutation Fee may not be applicable in all states.

*** During the Accumulation Phase the charge is waived if the Rewards Value of your Contract is at least $75,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total Rewards Value of all your Contracts. If the total Rewards Value of all your Contracts is at least $75,000, the charge is waived on all your Contracts (except in Texas).

**** Some or all of the guaranteed benefits may not be available in all states.

***** If you choose a GMIB in a New or Original Contract, a Guaranteed Partial Withdrawal Benefit (GPWB) is automatically included without additional charge. GMIB options will be made available to owners of Original Contracts upon state approval.


INVESTMENT OPTION ANNUAL EXPENSES NET OF WAIVERS/REIMBURSEMENTS
--------------------------------------------------------------------------------

(as a percentage of an Investment Option's average daily net assets for the most
recent  fiscal  year.)  See  the  Investment   Option   prospectuses   for  more
information.*



                                                  MANAGEMENT           12B-1               OTHER        TOTAL INVESTMENT
INVESTMENT OPTION                                    FEES              FEES**            EXPENSES        OPTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund1                             .75%            .25%                .10%               1.10%
USAZ AIM Blue Chip Fund1                               .80%            .25%                .10%               1.15%
USAZ AIM Dent Demographic Trends Fund1                 .85%            .25%                .10%               1.20%
USAZ AIM International Equity Fund1                    .90%            .25%                .10%               1.25%
USAZ Alliance Capital Growth and Income Fund1          .85%            .25%                 --                1.10%
USAZ Alliance Capital Large Cap Growth Fund1           .85%            .25%                 --                1.10%
USAZ Alliance Capital Technology Fund1                1.00%            .25%                 --                1.25%
Davis VA Financial Portfolio2                          .75%             --                 .25%               1.00%
Dreyfus Small Cap Stock Index Fund - Service Shares1   .35%            .25%                 --                 .60%
Dreyfus Stock Index Fund - Service Shares              .25%            .25%                .07%                .57%
Franklin Global Communications Securities Fund
 - Class 23/4                                          .52%            .25%                .03%                .80%
Franklin Growth and Income Securities Fund - Class 23/4.48%            .25%                .03%                .76%
Franklin High Income Fund - Class 23/4                 .57%            .25%                .05%                .87%
Franklin Income Securities Fund - Class 23/4           .49%            .25%                .04%                .78%
Franklin Large Cap Growth Securities Fund - Class 23/4 .75%            .25%                .03%               1.03%
Franklin Real Estate Fund - Class 23/4                 .56%            .25%                .03%                .84%
Franklin Rising Dividends Securities Fund
 - Class 23/4/5                                        .74%            .25%                .02%               1.01%
Franklin Small Cap Fund - Class 23/5                   .45%            .25%                .31%               1.01%
Franklin Small Cap Value Securities Fund - Class 23/5  .57%            .25%                .20%               1.02%
Franklin U.S. Government Fund - Class 23/4             .51%            .25%                .02%                .78%
Franklin Zero Coupon Fund 2005 - Class 14              .63%             --                 .05%                .68%
Franklin Zero Coupon Fund 2010 - Class 14              .63%             --                 .05%                .68%
Mutual Discovery Securities Fund - Class 23            .80%            .25%                .22%               1.27%
Mutual Shares Securities Fund - Class 23               .60%            .25%                .19%               1.04%
Templeton Developing Markets Securities Fund
 - Class 23                                           1.25%            .25%                .32%               1.82%
Templeton Foreign Securities Fund - Class 23/5         .68%            .25%                .22%               1.15%
Templeton Growth Securities Fund - Class 23/4          .80%            .25%                .05%               1.10%
USAZ Templeton Developed Markets Fund1                 .88%            .25%                .12%               1.25%
Jennison 20/20 Focus Portfolio - Class 21              .75%            .25%                .33%               1.33%
SP Jennison International Growth Portfolio - Class 26  .85%            .25%                .54%               1.64%
SP Strategic Partners Focused Growth Portfolio
 - Class 26                                            .90%            .25%                .26%               1.41%
Oppenheimer Global Securities Fund/VA                  .64%             --                 .06%                .70%
Oppenheimer High Income Fund/VA                        .74%             --                 .05%                .79%
Oppenheimer Main Street Growth & Income Fund/VA        .68%             --                 .05%                .73%
USAZ Oppenheimer Emerging Growth Fund1                 .85%            .25%                .15%               1.25%
PIMCO VIT High Yield Portfolio - Admin. Class7         .25%             --                 .50%                .75%
PIMCO VIT StocksPLUS Growth and  Income Portfolio
 - Admin. Class 7                                      .40%             --                 .27%                .67%
PIMCO VIT Total Return Portfolio- Admin. Class 7       .25%             --                 .40%                .65%
USAZ PIMCO Growth and Income Fund1                     .75%            .25%                .10%               1.10%
USAZ PIMCO Renaissance Fund1                           .75%            .25%                .10%               1.10%
USAZ PIMCO Value Fund1                                 .75%            .25%                .10%               1.10%
Seligman Small-Cap Value Portfolio - Class 18         1.00%             --                 .19%               1.19%
USAZ Money Market Fund1                                .35%            .25%                .30%                .90%
USAZ  Van Kampen Aggressive Growth Fund1               .80%            .25%                .20%               1.25%
USAZ Van Kampen Comstock Fund1                         .68%            .25%                .27%               1.20%
USAZ Van Kampen Emerging Growth Fund1                  .75%            .25%                .10%               1.10%
USAZ Van Kampen Growth and Income Fund1                .68%            .25%                .17%               1.10%
USAZ Van Kampen Growth Fund1                           .75%            .25%                .20%               1.20%

*The fee and expense information regarding the Investment Options was provided by the investment advisers, and Allianz Life has not independently verified such information. Some of the Investment Options may pay service fees, which vary by Investment Option. Except for the USAZ Funds and the PIMCO VIT Investment Options, neither the Investment Options nor their Advisers are affiliated with Allianz Life.

**The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC will receive 12b-1 fees.

1. The USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Dreyfus Small Cap Stock Index Fund, Jennison 20/20 Focus Portfolio and the USAZ Oppenheimer Emerging Growth Fund commenced operations as of May 1, 2002. The expenses shown above for these Investment Options are therefore estimated for the Investment Option's current fiscal year. Certain USAZ Fund expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each Investment Option which is reflected in the total expense amount listed in the table above. Without reimbursement, total Investment Option expenses would be estimated as follows: USAZ Alliance Capital Growth and Income Fund, 3.28%, USAZ Alliance Capital Large Cap Growth Fund, 3.36%, USAZ Alliance Capital Technology Fund, 3.19%, USAZ Templeton Developed Markets Fund, 3.56%, USAZ PIMCO Growth and Income Fund, 3.70%, USAZ PIMCO Renaissance Fund, 2.96%, USAZ PIMCO Value Fund, 3.43%, USAZ Money Market Fund, 1.21%, USAZ Van Kampen Aggressive Growth Fund, 7.59%, USAZ Van Kampen Comstock Fund, 3.01%, USAZ Van Kampen Emerging Growth Fund, 3.81%, USAZ Van Kampen Growth and Income Fund, 2.71%, and the USAZ Van Kampen Growth Fund, 4.46%.

2. Without reimbursement, other expenses and total operating expenses would have been 0.29% and 1.04%, respectively for the Davis VA Financial Portfolio.

3. For the Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

4. The Investment Option administration fee is paid indirectly through the management fee.

5. For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.08%, 0.03% and 0.01%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund. The managers are required by the Investment Options' Board of Trustees and an order of the Securities and Exchange Commission to reduce their fees if the Investment Options invest in a Franklin Templeton money fund. Without these reductions, the total annual Investment Options' operating expenses are estimated to be 1.02%, 1.09%, 1.05% and 1.16%, respectively.

6. Without reimbursement, total operating expenses would have been 2.26% and 3.01%, respectively for the SP Jennison International Growth and SP Strategic Partners Focused Growth Portfolios. These reimbursements are voluntary and may be terminated at any time.

7. "Other Expenses" without reimbursement reflect a 0.35% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' Fees for the PIMCO VIT High Yield Portfolio; a 0.10% administrative fee, a 0.15% service fee and 0.02% interest expense for the PIMCO VIT StocksPLUS Growth and Income Portfolio; and a 0.25% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO VIT Total Return Portfolio. PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield, StocksPLUS Growth and Income and Total Return Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76%, 0.67% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the StocksPLUS Growth and Income Portfolio.

8. Effective March 1, 2001, J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than management and 12b-1 fees, that exceed 0.20%. Prior to that date, Seligman reimbursed all expenses, other than management and 12b-1 fees. Without reimbursement, other expenses and total Investment Option expenses would have been 0.22% and 1.22%, respectively. There is no assurance that Seligman will continue this policy in the future.



EXAMPLES
--------------------------------------------------------------------------------



The expenses for your Contract may be different than those shown in the charts below depending upon which benefits, or combination of benefits, if any, you select.

o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. These examples assume that the applicable fee waivers and expense reimbursements provided by some of the Investment Options will continue for the periods shown.

o The $40 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o    Premium taxes are not reflected in the tables. Premium taxes may apply.

o    For additional information, see "Expenses."

These charts show the highest and lowest expenses for New Contracts. High and low expenses, respectively, for Original and Revised Contracts if shown, would be lower.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you withdraw your Contract at the end of each time period for Contracts with:

     (a) selection of the Enhanced GMIB and the Enhanced GMDB (which carries the highest total Separate Account expenses of 2.60%).

     (b) selection of the Traditional GMDB and no GMIB (which carries the lowest total Separate Account expenses of 1.70%).

THE TABLE BELOW WILL BE UPDATED UPON AMENDMENT

INVESTMENT OPTION                                1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value Fund                        (a)$114          (a)$173           (a)$230          (a)$348

                                                 (b) 119          (b) 188           (b) 255          (b) 395
------------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Blue Chip Fund                          (a) 114          (a) 175           (a) 233          (a) 353

                                                 (b) 119          (b) 190           (b) 257          (b) 399
------------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Dent Demographic Trends Fund            (a) 115          (a) 176           (a) 235          (a) 358

                                                 (b) 120          (b) 191           (b) 260          (b) 404
------------------------------------------------------------------------------------------------------------------------------------

USAZ AIM International Equity Fund               (a) 115          (a) 178           (a) 238          (a) 362

                                                 (b) 120          (b) 192           (b) 262          (b) 408
------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and Income Fund     (a) 114          (a) 173           (a) 230          (a) 348

                                                 (b) 119          (b) 188           (b) 255          (b) 395
------------------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Large Cap Growth Fund      (a) 114          (a) 173           (a) 230          (a) 348

                                                 (b) 119          (b) 188           (b) 255          (b) 395
------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Technology Fund            (a) 115          (a) 178           (a) 238          (a) 362

                                                 (b) 120          (b) 192           (b) 262          (b) 408
------------------------------------------------------------------------------------------------------------------------------------

Davis VA Financial Portfolio                     (a) 113          (a) 170           (a) 226          (a) 338

                                                 (b) 118          (b) 185           (b) 250          (b) 286
------------------------------------------------------------------------------------------------------------------------------------

Davis VA Value Portfolio                         (a) 112          (a) 166           (a) 219          (a) 326

                                                 (b) 116          (b) 181           (b) 244          (b) 374
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Small Cap Stock Index Fund               (a) 109          (a) 158           (a) 205          (a) 298

                                                 (b) 114          (b) 173           (b) 230          (b) 348
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund                         (a) 109          (a) 157           (a) 204          (a) 295

                                                 (b) 114          (b) 172           (b) 229          (b) 345
------------------------------------------------------------------------------------------------------------------------------------

Franklin Global Communications Securities Fund   (a) 111          (a) 164           (a) 216          (a) 319

                                                 (b) 116          (b) 179           (b) 240          (b) 367
------------------------------------------------------------------------------------------------------------------------------------

Franklin Growth and Income Securities Fund       (a) 110          (a) 163           (a) 214          (a) 315

                                                 (b) 115          (b) 178           (b) 238          (b) 363
------------------------------------------------------------------------------------------------------------------------------------

Franklin High Income Fund                        (a) 112          (a) 166           (a)219           (a) 326

                                                 (b) 116          (b) 181           (b) 244          (b) 374
------------------------------------------------------------------------------------------------------------------------------------

Franklin Income Securities Fund                  (a) 111          (a) 164           (a) 215          (a) 317

                                                 (b) 116          (b) 179           (b) 239          (b) 365
------------------------------------------------------------------------------------------------------------------------------------

Franklin Large Cap Growth Securities Fund        (a) 113          (a) 171           (a) 227          (a) 341

                                                 (b) 118          (b) 186           (b) 251          (b) 388
------------------------------------------------------------------------------------------------------------------------------------

Franklin Real Estate Fund                        (a) 111          (a) 166           (a)218           (a) 323

                                                 (b) 116          (b) 180           (b) 242          (b) 371
------------------------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends Securities Fund        (a)113           (a) 171           (a) 226          (a) 339

                                                 (b) 118          (b) 185           (b) 250          (b) 387
------------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Fund                          (a) 113          (a) 171           (a) 226          (a) 339

                                                 (b) 118          (b) 185           (b) 250          (b) 387
------------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Value Securities Fund         (a) 113          (a) 171           (a) 226          (a) 340

                                                 (b) 118          (b) 186           (b) 251          (b) 388
------------------------------------------------------------------------------------------------------------------------------------

Franklin U.S. Government Fund                    (a) 111          (a) 164           (a) 215          (a) 317

                                                 (b) 116          (b) 179           (b) 239          (b) 365
------------------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon Fund 2005                   (a) 110          (a) 161           (a)210           (a) 307

                                                 (b) 115          (b) 176           (b) 234          (b) 256
------------------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon Fund 2010                   (a) 110          (a) 161           (a)210           (a) 307

                                                 (b) 115          (b) 176           (b) 234          (b) 356
------------------------------------------------------------------------------------------------------------------------------------

Mutual Discovery Securities Fund                 (a)116           (a) 178           (a) 239          (a) 364

                                                 (b) 120          (b) 193           (b) 263          (b) 410
------------------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund                    (a) 113          (a) 172           (a) 227          (a) 342

                                                 (b) 118          (b) 186           (b) 252          (b) 389
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities Fund     (a) 121          (a) 195           (a) 265          (a) 415

                                                 (b) 126          (b) 209           (b) 289          (b) 458
------------------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Securities Fund                (a) 114          (a) 175           (a) 233          (a) 353

                                                 (b) 119          (b) 190           (b) 257          (b) 399
------------------------------------------------------------------------------------------------------------------------------------

Templeton Growth Securities Fund                 (a) 114          (a) 173           (a) 230          (a) 348

                                                 (b) 119          (b) 188           (b) 255          (b) 395
------------------------------------------------------------------------------------------------------------------------------------

USAZ Templeton Developed Markets Fund            (a) 115          (a) 178           (a) 238          (a) 362

                                                 (b) 120          (b) 192           (b) 262          (b) 408
------------------------------------------------------------------------------------------------------------------------------------

Jennison 20/20 Focus Portfolio                   (a)116           (a) 180           (a) 242          (a) 370

                                                 (b) 121          (b) 195           (b) 266          (b) 416
------------------------------------------------------------------------------------------------------------------------------------

SP Jennison International Growth Portfolio       (a)119           (a) 189           (a) 257          (a) 399

                                                 (b) 124          (b) 204           (b) 280          (b) 443
------------------------------------------------------------------------------------------------------------------------------------

SP Strategic Partners Focused Growth Portfolio   (a) 117          (a) 183           (a) 246          (a) 377

                                                 (b) 122          (b) 197           (b) 270          (b) 423
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA            (a) 110          a)  161           (a) 211          (a) 309

                                                 (b) 115          (b) 176           (b) 235          (b) 358
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA                  (a) 111          (a) 164           (a) 215          (a) 318

                                                 (b) 116          (b) 179           (b) 240          (b) 366
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Growth & Income Fund/VA  (a) 110          (a) 162           (a) 212          (a) 312

                                                 (b) 115          (b) 177           (b) 237          (b) 360
------------------------------------------------------------------------------------------------------------------------------------

USAZ Oppenheimer Emerging Growth Fund            (a) 115          (a) 178           (a) 238          (a) 362

                                                 (b) 120          (b) 192           (b) 262          (b) 408
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                   (a) 110          (a) 163           (a) 213          (a) 314

                                                 (b) 115          (b) 178           (b) 238          (b) 362
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth & Income Portfolio   (a) 110          (a) 160           (a) 209          (a) 306

                                                 (b) 115          (b) 175           (b) 234          (b) 355

PIMCO VIT Total Return Portfolio                 (a) 109          (a) 160           (a) 208          (a) 304

                                                 (b) 114          (b) 175           (b) 233          (b) 353
------------------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Growth and Income Fund                (a) 114          (a) 173           (a) 230          (a) 348

                                                 (b) 119          (b) 188           (b) 255          (b) 395
------------------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Renaissance Fund                      (a) 114          (a) 173           (a) 230          (a) 348

                                                 (b) 119          (b) 188           (b) 255          (b) 395
------------------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Value Fund                            (a) 114          (a) 173           (a) 230          (a) 348

                                                 (b) 119          (b) 188           (b) 255          (b) 395
------------------------------------------------------------------------------------------------------------------------------------

Seligman Small-Cap Value Portfolio               (a) 115          (a) 176           (a) 235          (a) 357

                                                 (b) 120          (b) 191           (b) 259          (b) 403
------------------------------------------------------------------------------------------------------------------------------------

USAZ Money Market Fund                           (a) 112          (a) 167           (a) 221          (a) 329

                                                 (b) 117          (b) 182           (b) 245          (b) 376
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Aggressive Growth Fund           (a) 115          (a) 178           (a) 238          (a) 362

                                                 (b) 120          (b) 192           (b) 262          (b) 408
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Comstock Fund                    (a) 115          (a) 176           (a) 235          (a) 358
                                                 (b) 120          (b) 191           (b) 260          (b) 404
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Emerging Growth Fund             (a) 114          (a) 173           (a) 230          (a) 348

                                                 (b) 119          (b) 188           (b) 255          (b) 395
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Growth and Income Fund           (a) 114          (a) 173           (a) 230          (a) 348

                                                 (b) 119          (b) 188           (b) 255          (b) 395
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Growth Fund                      (a) 115          (a) 176           (a) 235          (a) 358

                                                 (b) 120          (b) 191           (b) 260          (b) 404
------------------------------------------------------------------------------------------------------------------------------------


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not withdrawn or if you apply your Contract to an Annuity Option for Contracts with:

     (a) selection of the Enhanced GMIB and the Enhanced GMDB (which carries the highest total Separate Account expenses of 2.60%).

     (b) selection of the Traditional GMDB and no GMIB (which carries the lowest total Separate Account expenses of 1.70%).

THE TABLE BELOW WILL BE UPDATED UPON AMENDMENT

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OPTION                                1 YEAR            3 YEARS          5 YEARS         10 YEARS
USAZ AIM Basic Value Fund                        (a)$29           (a) $88           (a)$150          (a)$318

                                                 (b) 34           (b) 103           (b) 175          (b) 365
------------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Blue Chip Fund                          (a) 29           (a)  90           (a) 153          (a) 323

                                                 (b) 34           (b) 105           (b) 177          (b) 369
------------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Dent Demographic Trends Fund            (a) 30           (a)  91           (a) 155          (a) 328

                                                 (b) 35           (b) 106           (b) 180          (b) 374
------------------------------------------------------------------------------------------------------------------------------------

USAZ AIM International Equity Fund               (a) 30           (a)  93           (a) 158          (a) 332

                                                 (b) 35           (b) 107           (b) 182          (b) 378
------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and Income Fund     (a) 29           (a)  88           (a) 150          (a) 318

                                                 (b) 34           (b) 103           (b) 175          (b) 365
------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Large Cap Growth Fund      (a) 29           (a)  88           (a) 150          (a) 318

                                                 (b) 34           (b) 103           (b) 175          (b) 365
------------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Technology Fund            (a) 30           (a)  93           (a) 158          (a) 332

                                                 (b) 35           (b) 107           (b) 182          (b) 378
------------------------------------------------------------------------------------------------------------------------------------

Davis VA Financial Portfolio                     (a) 28           (a)  85           (a) 146          (a) 308

                                                 (b) 33           (b) 100           (b) 170          (b) 356
------------------------------------------------------------------------------------------------------------------------------------

Davis VA Value Portfolio                         (a) 27           (a)  81           (a) 139          (a) 296

                                                 (b) 31           (b)  96           (b) 164          (b) 344
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Small Cap Stock Index Fund               (a) 24           (a)  73           (a) 125          (a) 268

                                                 (b) 29           (b)  88           (b) 150          (b) 318
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund                         (a) 24           (a)  72           (a) 124          (a) 265

                                                 (b) 29           (b)  87           (b) 149          (b) 315
------------------------------------------------------------------------------------------------------------------------------------

Franklin Global Communications Securities Fund   (a) 26           (a)  79           (a) 136          (a) 289

                                                 (b) 31           (b)  94           (b) 160          (b) 337
------------------------------------------------------------------------------------------------------------------------------------


Franklin Growth and Income Securities Fund       (a) 25           (a)  78           (a) 134          (a) 285

                                                 (b) 30           (b)  93           (b) 158          (b) 333
------------------------------------------------------------------------------------------------------------------------------------

Franklin High Income Fund                        (a) 27           (a)  81           (a) 139          (a) 296

                                                 (b) 31           (b)  96           (b) 164          (b) 344
------------------------------------------------------------------------------------------------------------------------------------

Franklin Income Securities Fund                  (a) 26           (a)  79           (a) 135          (a) 287

                                                 (b) 31           (b)  94           (b) 159          (b) 335
------------------------------------------------------------------------------------------------------------------------------------

Franklin Large Cap Growth Securities Fund        (a) 28           (a)  86           (a) 147          (a) 311

                                                 (b) 33           (b) 101           (b) 171          (b) 358
------------------------------------------------------------------------------------------------------------------------------------

Franklin Real Estate Fund                        (a) 26           (a)  81           (a) 138          (a) 293

                                                 (b) 31           (b)  95           (b) 162          (b) 341
------------------------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends Securities Fund        (a) 28           (a)  86           (a) 146          (a) 309

                                                 (b) 33           (b) 100           (b) 171          (b) 357
------------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Fund                          (a) 28           (a)  86           (a) 146          (a) 309

                                                 (b) 33           (b) 100           (b) 170          (b) 357
------------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Value Securities Fund         (a) 28           (a)  86           (a) 146          (a) 310

                                                 (b) 33           (b) 101           (b) 171          (b) 358
------------------------------------------------------------------------------------------------------------------------------------

Franklin U.S. Government Fund                    (a) 26           (a)  79           (a) 135          (a) 287

                                                 (b) 31           (b)  94           (b) 159          (b) 335
------------------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon Fund 2005                   (a) 25           (a)  76           (a) 130          (a) 277

                                                 (b) 30           (b)  91           (b) 154          (b) 326
------------------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon Fund 2010                   (a) 25           (a)  76           (a) 130          (a) 277

                                                 (b) 30           (b)  91           (b) 154          (b) 326
------------------------------------------------------------------------------------------------------------------------------------

Mutual Discovery Securities Fund                 (a) 31           (a)  93           (a) 159          (a) 334

                                                 (b) 35           (b) 108           (b) 183          (b) 380
------------------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund                    (a) 28           (a)  87           (a) 147          (a) 312

                                                 (b) 33           (b) 101           (b) 172          (b) 359
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities Fund     (a) 36           (a) 110           (a) 185          (a) 385

                                                 (b) 41           (b) 124           (b) 209          (b) 428
------------------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Securities Fund                (a) 29           (a)  90           (a) 153          (a) 323

                                                 (b) 34           (b) 105           (b) 177          (b) 369
------------------------------------------------------------------------------------------------------------------------------------

Templeton Growth Securities Fund                 (a) 29           (a)  88           (a) 150          (a) 318

                                                 (b) 35           (b) 103           (b) 175          (b) 365
------------------------------------------------------------------------------------------------------------------------------------

USAZ Templeton Developed Markets Fund            (a) 30           (a)  93           (a) 158          (a) 332

                                                 (b) 35           (b) 107           (b) 182          (b) 378
------------------------------------------------------------------------------------------------------------------------------------

Jennison 20/20 Focus Portfolio                   (a) 31           (a)  95           (a) 162          (a) 340

                                                 (b) 36           (b) 110           (b) 186          (b) 386
------------------------------------------------------------------------------------------------------------------------------------

SP Jennison International Growth Portfolio       (a) 34           (a) 104           (a) 177          (a) 369

                                                 (b) 39           (b) 119           (b) 200          (b) 413
------------------------------------------------------------------------------------------------------------------------------------

SP Strategic Partners Focused Growth Portfolio   (a) 32           (a)  98           (a) 166          (a) 347

                                                 (b) 37           (b) 112           (b) 190          (b) 393
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA            (a) 25           (a)  76           (a) 131          (a) 279

                                                 (b) 30           (b)  91           (b) 155          (b) 328
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA                  (a) 26           (a)  79           (a) 135          (a) 288

                                                 (b) 31           (b)  94           (b) 160          (b) 336
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Growth & Income Fund/VA  (a) 25           (a)  77           (a) 132          (a) 282

                                                 (b) 30           (b)  92           (b) 157          (b) 330
------------------------------------------------------------------------------------------------------------------------------------

USAZ Oppenheimer Emerging Growth Fund            (a) 30           (a)  93           (a) 158          (a) 332

                                                 (b) 35           (b) 107           (b) 182          (b) 378
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                   (a) 25           (a)  78           (a) 133          (a) 284

                                                 (b) 30           (b)  93           (b) 158          (b) 332
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth & Income Portfolio   (a) 25           (a)  75           (a) 129          (a) 276

                                                 (b) 30           (b)  90           (b) 154          (b) 325
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return  Portfolio                (a) 24           (a)  75           (a) 128          (a) 274

                                                 (b) 29           (b)  90           (b) 153          (b) 323
------------------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Growth and Income Fund                (a) 29           (a)  88           (a) 150          (a) 318

                                                 (b) 34           (b) 103           (b) 175          (b) 365
------------------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Renaissance Fund                      (a) 29           (a)  88           (a) 150          (a) 318

                                                 (b) 34           (b) 103           (b) 175          (b) 365
------------------------------------------------------------------------------------------------------------------------------------

USAZ PIMCO Value Fund                            (a) 29           (a)  88           (a) 150          (a) 318

                                                 (b) 34           (b) 103           (b) 175          (b) 365
------------------------------------------------------------------------------------------------------------------------------------

Seligman Small-Cap Value Portfolio               (a) 30           (a)  91           (a) 155          (a) 327

                                                 (b) 35           (b) 106           (b) 179          (b) 373
------------------------------------------------------------------------------------------------------------------------------------

USAZ Money Market Fund                           (a) 27           (a)  82           (a) 141          (a) 299

                                                 (b) 32           (b)  97           (b) 165          (b) 346
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Aggressive Growth Fund           (a) 30           (a)  93           (a) 158          (a) 332

                                                 (b) 35           (b) 107           (b) 182          (b) 378
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Comstock Fund                    (a) 30           (a)  91           (a) 155          (a) 328

                                                 (b) 35           (b) 106           (b) 180          (b) 374
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Emerging Growth Fund             (a) 29           (a)  88           (a) 150          (a) 318

                                                 (b) 34           (b) 103           (b) 175          (b) 365
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Growth and Income Fund           (a) 29           (a)  88           (a) 150          (a) 318

                                                 (b) 34           (b) 103           (b) 175          (b) 365
------------------------------------------------------------------------------------------------------------------------------------

USAZ Van Kampen Growth Fund                      (a) 30           (a)  91           (a) 155          (a) 328

                                                 (b) 35           (b) 106           (b) 180          (b) 374
------------------------------------------------------------------------------------------------------------------------------------


See Appendix A for Accumulation Unit Values - Condensed Financial Information.

1.THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------




This prospectus describes a flexible purchase payment variable deferred annuity Contract offered by Allianz Life. All references in this prospectus to "we," "us" and "our" refer to Allianz Life.

o Flexible Purchase Payment means that you may choose to make Purchase Payments at any time during the Accumulation Phase (until you exercise your GPWB benefits, if applicable), in whatever amount you choose, subject to certain minimum and maximum requirements and some state requirements.

o A deferred annuity contract means that Annuity Payments do not begin for a specified period of time in the future (usually when you retire) or until you reach a certain age.

o A variable annuity is one in which Contract Values and/or the variable Annuity Payments vary depending on the performance of the underlying Investment Options.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least three years after we issue the Contract. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your Investment Choices include the variable Investment Options and any available Fixed Account option. You may not invest in more than 10 Investment Options at any one time. Depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the variable Investment Options. The variable Investment Options are designed to offer a better return than any available Fixed Account Investment Choice. However, this is not guaranteed.

The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of the variable Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of any Investment Options you select for the Payout Phase.

Allianz Life will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners for a Non-Qualified Contract, subject to our approval, at any time. Upon our approval, the change will become effective as of the date the request is signed. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT. The Annuitant is the natural person on whose life we base Annuity Payments. You name the Annuitant (subject to our underwriting rules then in effect). You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). For a Qualified Contract there may be a requirement that the Owner and the Annuitant are the same person.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT. You can transfer ownership of (assign) the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it records the assignment. Allianz Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


2.ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------



INCOME DATE

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 3 years after we issue the Contract. To receive the annuity income protection of the Guaranteed Minimum Income Benefit, your Income Date must be within 30 days following a Contract anniversary beginning with the 10th Contract anniversary (certain other conditions must be met).

We ask you to choose your Income Date when you purchase the Contract. You can change it after issue subject to our approval. Your Income Date must not be later than the Annuitant's 90th birthday or 10 years from the date the Contract was issued (if later), unless approved by us, or the maximum date permitted under state law. This limitation may not apply when the Contract is issued to a charitable remainder trust.

ANNUITY PAYMENTS

The Contract provides for a Guaranteed Minimum Income Benefit (GMIB) under certain circumstances. The amount of the guaranteed minimum payment depends on the GMIB you select and whether you have an Original, Revised or New Contract. THE GMIB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

Generally, you may elect to receive your Annuity Payments under Annuity Options 1-5 as:

o a variable payout,

o a fixed payout, or

o a combination of both.

If you purchased your Contract before June 16, 2000, you may elect to receive variable payouts under Annuity Option 6. If you have a Revised Contract, or an Original Contract that you purchased on or after June 16, 2000, Annuity Option 6 is only available for fixed payouts.

For New Contracts, Annuity Option 6 is generally only available as a ten-year or more period certain for fixed payouts of the GMIB value. Annuity Option 6 may be available for fixed and/or variable payouts in some states for New Contracts.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select up to ten of the available Investment Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date. There is no minimum required Annuity Payment. Guaranteed fixed Annuity Payments are generally based on an interest rate of 2.5% per year and the mortality table specified in your Contract.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of your payments will depend upon three factors:

1) the Contract Value, adjusted for any applicable MVA (less any premium tax) on the Income Date,

2) the assumed investment rate used in the annuity table for the Contract, and

3) the performance of the Investment Option(s) you selected.

The assumed investment rate (AIR) is 5%. However, we may agree with you to use a different value. The AIR will never exceed 7%. The 7% AIR is not available in all states. If the actual performance exceeds the AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR, your Annuity Payments will decrease.

You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

PARTIAL ANNUITIZATION

You are currently allowed to annuitize a portion of your Contract, without annuitizing the entire value according to the Allianz Life applicable annuitization rules. This is referred to as a partial annuitization. A partial annuitization will decrease the amounts available for withdrawal, payment of death benefits and any additional Annuity Payments.

A partial annuitization may be treated as a partial withdrawal for tax purposes. You should consult a tax adviser before requesting a partial annuitization. We may deduct premium taxes from partially annuitized amounts. We do not currently restrict the number of partial annuitizations for a Contract, but we reserve the right to do so.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. You can choose one of the Annuity Options described in the following or any other Annuity Option you want and that Allianz Life agrees to provide. You may, at any time prior to the Income Date, 30 days in advance, select and/or change the Annuity Option. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected a variable payout under Option 2 with 10 years of monthly payments guaranteed. Upon the death of the Contract Owner, if different than the Annuitant, the Beneficiary will receive the Annuity Payments.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

During the lifetime of the Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a withdrawal (partial liquidation). You will be allowed to make a partial liquidation at least once per Contract year after the Income Date. The liquidation value is equal to the present value of the remaining guaranteed Annuity Payments, to the end of the period certain, commuted at the AIR. The total of all partial liquidations, measured as a percentage of the liquidation value, cannot exceed 75% of the liquidation value, less any previously liquidated amounts. A commutation fee will be subtracted from the amount liquidated before the proceeds are paid out. Partial liquidations will be processed on the next Annuity Payment date following your written request. The minimum allowable partial liquidation will be the lesser of $500 or the remaining portion of the liquidation value available.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% (as selected) of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

During the lifetime of the Annuitant or joint Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a withdrawal (partial liquidation). You will be allowed to make a partial liquidation at least once per Contract year after the Income Date. The liquidation value is equal to the present value of the remaining guaranteed Annuity Payments, to the end of the period certain, commuted at the AIR. The total of all partial liquidations, measured as a percentage of the liquidation value, cannot exceed 75% of the liquidation value, less any previously liquidated amounts. A commutation fee will be subtracted from the amount liquidated before the proceeds are paid out. Partial liquidations will be processed on the next Annuity Payment date following your written request. The minimum allowable partial liquidation will be the lesser of $500 or the remaining portion of the liquidation value available.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If at the time of death of the Annuitant the value of the Annuity Payments made is less than the value applied to the Annuity Option, then you will receive a refund.

For a fixed Annuity Option, the amount of the refund will be any excess of the amount applied to this Annuity Option over the total of all Annuity Payments made under this option. For a variable Annuity Option, the amount of the refund will be the then value of the number of Annuity Units equal to (1) the value applied to this Annuity Option divided by the value of the Annuity Unit used to determine the first Annuity Payment, minus (2) the product of the number of Annuity Units of each Annuity Payment and the number of payments made.


OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. If you purchased your Contract before June 16, 2000 you may elect to receive variable payouts under Annuity Option 6. If you have a Revised Contract, or an Original Contract that you purchased on or after June 16, 2000, Annuity Option 6 is only available for fixed payouts. For New Contracts, Annuity Option 6 is generally only available as a ten-year or more period certain for fixed payouts of the GMIB value. Annuity Option 6 may be available for fixed and/or variable payouts in some states for New Contracts.

Under this option, we will make monthly Annuity Payments for a specified period of time. You elect the specified period which must be a whole number of years from 10 to 30. If at the time of the death of the last Annuitant and any joint Annuitant, Annuity Payments have been made for less than the specified period certain, then we will continue to make Annuity Payments to you for the rest of the period certain. If you have selected to receive payments on a variable basis, you may make a partial liquidation at least once each Contract year of up to 100% of the Total Liquidation Value in the Contract. A commutation fee will be accessed against the amount liquidated before the proceeds are paid out. The liquidation will be processed on the next Annuity Payment date after your written request is received as set forth in the Contract.


GUARANTEED MINIMUM INCOME BENEFITS (GMIB) -- ANNUITY INCOME PROTECTION


New Contracts include the Traditional GMIB as an optional benefit for an additional mortality and expense risk charge. If you have an Original Contract, we will allow you to add the Traditional GMIB for an additional mortality and expense risk charge if all owners are 79 or younger and it becomes available in your state. Revised and New Contracts also provide an Enhanced GMIB which you can elect for an additional mortality and expense charge if you and any Joint Owner are 79 or younger at Contract issue. If you have an Original Contract, we will allow you to add the Enhanced GMIB for an additional mortality and expense risk charge if all owners are 79 or younger when it becomes available in your state. If you have an Original Contract, you can only make the election for this benefit within 60 days of notice. Notice will be provided when we make this benefit available to Contract Owners with an Original Contract. You can make this election by returning and signing an election form.Your charges will be increased as set forth in the fee table and section 6. Expenses. Because of the increased charges, the number of Accumulation Units in your Contract will increase on the effective date of the change so that the Contract Value on that date will remain the same. Once selected, you cannot change it.

Once you select a GMIB, you cannot change it. The Enhanced GMIB may not be appropriate for owners who are age 75 to 79 when adding this feature to their Contract. because the GMIB value is limited after age 81. You must hold your Contract for ten complete Contract years before you can exercise a GMIB. A GMIB that carries an additional charge may not be appropriate for you if you intend to hold your Contract for less than ten years.

These GMIBs apply to the Annuitant on a Contract owned by a non-individual. The GMIBs do not create Contract Value or guarantee the performance of any Investment Option. THESE GMIBS MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY AND BE SURE TO DISCUSS WHETHER A GMIB IS APPROPRIATE FOR YOUR SITUATION.

The annuity income protection provided by the GMIBs are described below and are used in determining the amount of each Annuity Payment you receive during the Payout Phase. You can use a GMIB with fixed Annuity Options 1 through 6 only. The GMIB provides guaranteed minimum Annuity Payments during the Payout Phase. The GMIB protection will apply only under the following circumstances:

    1. Your Income Date must be within 30 days following a Contract anniversary beginning with the tenth Contract anniversary;

    2. Annuity Payments can only be made as a fixed payout, regardless of the Annuity Option you select; and

    3. If you choose Annuity Option 6, which is a period certain, the period certain must be for at least ten years. For New Contracts, the guaranteed fixed Annuity Payments under this option are based on an interest rate of 1% per year.

The GMIBs guarantee that your Annuity Payments will be equal to the "guaranteed" fixed payout rates applied to the GMIB value described below. We will use "current" fixed payout rates applied to the Contract Value adjusted for any applicable MVA (less any applicable premium tax) to calculate your Annuity Payments if that produces a greater payment. If you select a GMIB and we use the Contract Value and the current fixed payout rates to calculate your Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB option.

You can always annuitize your Contract Value three years or more after the issue date* under a fixed and/or variable Annuity Option. However, if you do, you cannot use the GMIB value.

If Joint Owners are named, we will use the age of the older Joint Owner to determine the GMIB value.

* Some states may require a shorter period of time.

THE TRADITIONAL GUARANTEED MINIMUM INCOME BENEFIT (TRADITIONAL GMIB) - ORIGINAL AND NEW CONTRACTS ONLY

The GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to:

     |X|  your total Purchase Payments

     |X| minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made.

THE ENHANCED GUARANTEED MINIMUM INCOME BENEFIT (ENHANCED GMIB)

The GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to the greater of A or B described below.

A. ANNUAL INCREASE AMOUNT

If you elected the Enhanced GMIB at Contract issue, the Annual Increase Amount is initially equal to your Purchase Payment.

If you elected the Enhanced GMIB after Contract issue, the Annual Increase Amount is initially equal to the Contract Value on the effective date of the GMIB.

On each business day other than a Contract anniversary, the Annual Increase Amount is equal to:

     |X|  its value on the immediately preceding Business Day,

     |X|  plus any additional Purchase Payments received that day, and

     |X| minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make that day.

On every Contract anniversary prior to your 81st birthday, the Annual Increase Amount is equal to:

     |X| for Revised Contracts, its value on the immediately preceding business day increased by 5%;

     |X| for Original and New Contracts, its value on the immediately preceding business day increased by 3%;

     |X|  plus any additional Purchase Payments received that day, and

     |X| minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make that day.

Beginning with the Contract anniversary that occurs on or after your 81st birthday, we calculate the Annual Increase Amount in the same way that we do on any business day other than a Contract anniversary.

For Revised Contracts, we limit the Annual Increase Amount to a maximum of two times your total Purchase Payments minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made.

For Original and New Contracts, we limit the Annual Increase Amount to a maximum of 1.5 times your total Purchase Payments minus the percentage of any Contract value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made.


B. MAXIMUM ANNIVERSARY VALUE (MAV)

If you elected the Enhanced GMIB at Contract issue, the MAV is initially equal to your Purchase Payment.

If you elected the Enhanced GMIB after Contract issue, the MAV is initially equal to the Contract Value on the effective date of the GMIB.

On each Business Day other than a Contract anniversary, the MAV is equal to:

     |X|  its value on the immediately preceding business day,

     |X|  plus any additional Purchase Payments received that day, and

     |X| minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make that day.

On every Contract anniversary prior to your 81st birthday,  the MAV is equal to:

     |X|  the highest Contract Value that occurred on any Contract anniversary,

     |X| plus subsequent additional Purchase Payments you made since that Contract anniversary, and

     |X| minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made since that Contract anniversary.

Beginning with the Contract anniversary that occurs on or after your 81st birthday, we calculate the MAV in the same way that we do on any business day other than a Contract anniversary.

FOR ORIGINAL AND NEW CONTRACTS, IF YOU EXERCISE THE GPWB, THE TRADITIONAL AND ENHANCED GMIB VALUES WILL FREEZE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS. HOWEVER, WE WILL CONTINUE TO ADJUST THE GMIB VALUE BY:

     |X|  reducing it for each GPWB payment you receive; and

     |X| if you make any additional partial withdrawals, we will reduce it by the percentage of the Contract Value you withdraw (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make.

At the time the last GPWB benefit has been paid, you have the option of either annuitizing or receiving a lump sum payment of the remaining Contract Value adjusted for any applicable MVA (less any contingent deferred sales charges and applicable premium taxes).

GMIB EXAMPLES

     o You purchase a New Contract with an initial Purchase Payment of $100,000. You allocate your entire Purchase Payment to the Investment Options and you make no additional Purchase Payments.

     o    The MAV on the ninth Contract anniversary is $180,000.

     o You take a partial withdrawal of $20,000 (this includes any contingent deferred sales charge) in the tenth Contract year when the Contract Value (prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.

     o    The Contract Value on the tenth Contract anniversary is $140,000.

     o You have not yet reached your 81st birthday as of the tenth Contract anniversary.

TRADITIONAL GMIB EXAMPLE:

         Total Purchase Payments:                                                       $100,000
         Minus the percentage of Contract Value
           withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =                      -  12,500
         Traditional GMIB value as of the tenth Contract anniversary:                   $ 87,500


ENHANCED GMIB EXAMPLE:

On the tenth Contract anniversary, the GMIB value is equal to the greater of:

         1) The Annual Increase Amount:
               Initial Purchase Payment                                                 $100,000.00
               Increased by 3% on the first Contract anniversary                        X      1.03
                                                                                        $103,000.00
               Increased by 3% on the second Contract anniversary                       X      1.03
                                                                                        $106,090.00
               Increased by 3% on the third Contract anniversary                        X      1.03
                                                                                        $109,272.70
               On the ninth Contract anniversary the
                 Annual Increase Amount is                                              $130,477.32
               Minus the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $130,477.32 =              - 16,309.66
                                                                                        $114,167.65
               Increased by 3% on the tenth Contract anniversary                        X      1.03
                                                                                        $117,592.68
               Verifying that the Annual  Increase  Amount is within the maximum limit:
                   1.5 times Purchase Payments:    1.5 x $100,000 =                     $150,000
                   Minus the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $150,000 =           -   18,750
                                                                                        $131,250
         2) The MAV:
               The MAV on the ninth Contract anniversary                                $180,000
               Minus the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =                -  22,500
                                                                                        $157,500

Therefore, the Enhanced GMIB value on the tenth Contract anniversary is equal to $157,500.

If the GMIB value is greater than your Contract Value on the Income Date, you may receive a higher Annuity Payment by using the GMIB value. However, the guaranteed fixed payout rates available with the GMIB value might be more conservative than the current fixed payout rates that are otherwise available. Therefore, the Annuity Payment you would receive by using the GMIB value might be less than the payment you would get using the Contract Value, even if the GMIB value is greater than the Contract Value. We will use whichever amount produces the greater Annuity Payment to calculate your payments.


3.PURCHASE
--------------------------------------------------------------------------------



PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The Purchase Payment requirements are:

     o For New Contracts, if you select a GMIB, the minimum initial payment we will accept $25,000. For all other Contracts, the minimum initial payment we will accept is $15,000.

     o The maximum amount we will accept without our prior approval is $1 million in all Contracts with us.

     o You can make additional Purchase Payments any time prior to your exercise of the GPWB (if applicable) of $250 or more (or as low as $100 if you have selected the Automatic Investment Plan). In certain states, additional Purchase Payments can only be made during the first Contract year. (In Connecticut, no purchase payments may be made on or after the Contract Owner's 81st birthday).

Allianz  Life  may,  at  its  sole   discretion,   waive  the  minimum   payment
requirements. We reserve the right to decline any Purchase Payments. At the time you buy the Contract, you and the Annuitant cannot be older than 80 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax deferral related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

BONUS

Allianz Life will credit each Purchase Payment you make prior to your and any Joint Owner's 81st birthday with a bonus at the time it is made. The bonus rate will be based on the total amount of Purchase Payments made at the time of the contribution, less any withdrawals you have made (and assessed contingent deferred sales charges). The bonus rates are:

4% of the Purchase Payment with total Purchase Payments (less withdrawals and related contingent deferred sales charges) of under $25,000;

5% of the Purchase Payment with total Purchase Payments (less withdrawals and related contingent deferred sales charges) of $25,000-$99,999;

6% of the Purchase Payment with total Purchase Payments (less withdrawals and related contingent deferred sales charges) of $100,000-$999,999;

7% of the Purchase Payment with total Purchase Payments (less withdrawals and related contingent deferred sales charges) of $1,000,000-$4,999,999;

8% of the Purchase Payment with total Purchase Payments (less withdrawals and related contingent deferred sales charges) of $5,000,000 or greater.

The bonus will be credited to your Contract subject to the following terms:

1) Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested as follows:

    0% - up through 12 completed months from the date of Purchase Payment;

    35% - at least 12 and through 24 completed months from date of Purchase Payment;

    70% - at least 24 months and through 36 completed months from date of Purchase Payment;

    100% - at least 36 completed months from date of Purchase Payment.

2) All bonus amounts and any gains or losses attributable to such amounts are treated as earnings under the Contract and are treated as such for purposes of the contingent deferred sales charge.

3) All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.

4) If Joint Owners are named, the age of the older Joint Owner will be used and if the Contract Owner is a non-individual, then the age of the Annuitant will be used to determine whether a bonus applies.

All bonus amounts are paid from the general account assets of Allianz Life.


Contract charges are deducted from the total value of your Contract. Therefore, your Contract incurs expenses on the total Rewards Value, which includes all vested and unvested portions of the bonus. When you cancel your Contract during the Free Look period, or if you make a withdrawal, annuitize or when a death benefit is payable in the first 3 years from any Purchase Payment date, you will forfeit all or some of your bonus. Since charges will have been assessed against the higher amount (Purchase Payment plus bonus), it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. You may alleviate this risk by allocating the bonus amounts to the USAZ Money Market Fund. We expect to profit from certain charges assessed under the Contract (i.e., the contingent deferred sales charge and the mortality and expense risk charge) associated with the bonus.


AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified
Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a Contract, we will allocate your Purchase Payment and bonus amounts to the Investment Choices you have selected. We ask that you allocate your money in either whole percentages or round dollars. In certain states, additional Purchase Payments can only be made during the first Contract year. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments and bonus amounts. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. If you select the USAZ Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the USAZ Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions.

Allianz Life reserves the right to limit the number of Investment Choices that you may invest in at one time. Currently, you may invest in 10 Investment Options. We may change this in the future. However, we will always allow you to invest in at least five Investment Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.


TAX-FREE SECTION 1035 EXCHANGES


You generally can exchange one annuity contract, or a life insurance policy, for another annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another annuity contract for the one described in this prospectus: you might have to pay a withdrawal charge on your old contract; there will be a new withdrawal charge period for the new contract; other charges under the new Contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange another annuity contract for this one unless you determine that the exchange is in your best interest.


FAXED APPLICATIONS


Allianz Life will accept Contract applications delivered in writing, as well as via fax. A manually signed faxed application will be treated as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our service center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.


FREE LOOK


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, Allianz Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices as you have selected on your application.


ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Investment Options will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Investment Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

o dividing the value of an Investment Option at the end of the current period by the value of an Investment Option for the previous period; and


o multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.


The value of an Accumulation Unit may go up or down from business day to business day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus amount allocated to an Investment Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment and bonus amount allocated to an Investment Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each day, and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you and assume the bonus rate is 4%. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $13.25. We then divide $3,120 ($3,000 Purchase Payment plus $120 bonus amount) by $13.25 and credit your Contract on Wednesday night with 235.47 Accumulation Units.

If you select the USAZ Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the USAZ Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment.


4.INVESTMENT OPTIONS
--------------------------------------------------------------------------------



The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. Additional Investment Options may be available in the future. In the future, we also may eliminate Investment Options.


YOU SHOULD READ THE INVESTMENT OPTION PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call your registered representative or USAllianz at 1-800-542-5427. Copies of the Investment Option prospectuses will be sent to you with your Contract.

Franklin Templeton Variable Insurance Products Trust issues two classes of shares. Only Class 2 shares are available in connection with your Contract. Class 2 shares have Rule 12b-1 plan expenses.

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These Contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these Contracts, please contact us at the USAllianz Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and sub-advisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option:

                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                      ASSET CATEGORIES
                                             -----------------------------------

Investment Management      Investment         SB  S  CE  IT  HB  IE   L  L  S  M    Objective(s)          Primary Investments
Company                    Option             ho  p  aq  ne  io  nq   a  a  m  i
----------------------                        on  e  su  tr  gn  tu   r  r  a  d
                                              rd  c  hi  em  hd  ei   g  g  l
   Adviser/Sub-Adviser                        ts  i   v  r    s  rt   e  e  l  C
                                              -   a   a  mB  Y   ny            a
                                              T   l   l  eo  i   a    V  G  C  p
                                              e   t   e  dn  e   t    a  r  a
                                              r   y   n  id  l   i    l  o  p
                                              m       t  as  d   o    u  w
                                                         t       n    e  t
                                                         e       a       h
                                                                 l
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
AIM                     USAZ AIM Basic Value                         X            Long-term growth of   At least 65% of total assets
o  managed by           Fund                                                      capital               in equity securities of U.S.
   USAllianz Advisers,                                                                                  issuers that have market
   LLC/ A I M Advisors,                                                                                 capitalizations of greater
   Inc.                                                                                                 than $500 million and that
                                                                                                        the portfolio managers
                                                                                                        believe to be undervalued
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Blue Chip                           X            Long-term growth of   At least 65% of total assets
                        Fund                                                      capital with a        in the common stocks of blue
                                                                                  secondary objective   chip companies
                                                                                  of current income
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Dent                                   X         Long-term growth of   Investment in securities of
                        Demographic Trends                                        capital               companies that are likely to
                        Fund                                                                            benefit from changing
                                                                                                        demographic, economic and
                                                                                                        lifestyle trends. May invest
                                                                                                        up to 25% of total assets in
                                                                                                        foreign securities of which
                                                                                                        no more than 15% of its
                                                                                                        total assets may be invested
                                                                                                        in securities of companies
                                                                                                        domiciled in developing
                                                                                                        countries.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM                                  X               Long-term growth of   At least 70% of net assets
                        International Equity                                      capital               in marketable equity
                        Fund                                                                            securities of foreign
                                                                                                        companies that are listed on
                                                                                                        a recognized foreign
                                                                                                        securities exchange or
                                                                                                        traded in a foreign
                                                                                                        over-the-counter market
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
ALLIANCE CAPITAL        USAZ Alliance Capital                        X            Income and long-term  At least 65% in dividend
o  managed by USAllianz Growth and Income                                         growth of capital     paying stocks of large
   Advisers, LLC/       Fund                                                                            well-established "blue
   Alliance Capital                                                                                     chip" companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance  Capital                          X         Long-term growth of   At least 80% of net assets
                        Large Cap Growth Fund                                     capital               in equity securities of U.S.
                                                                                                        companies judged by adviser
                                                                                                        likely to achieve superior
                                                                                                        earnings growth.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance Capital     X                               Superior long-term    At least 80% of assets in
                        Technology Fund                                           growth of capital     securities of companies
                                                                                                        involved with innovative
                                                                                                        technologies
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DAVIS                   Davis VA Financial        X                               Growth of capital     At least 65% in common stock
o  managed by Davis     Portfolio                                                                       of companies "principally
   Advisors                                                                                             engaged" in financial
                                                                                                        services
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Davis VA  Value                              X            Growth of capital     Common stock of U.S.
                        Portfolio                                                                       companies with market
                                                                                                        capitalizations of at
                                                                                                        least $5 billion, which
                                                                                                        adviser believes are of
                                                                                                        high quality and whose
                                                                                                        shares are selling at
                                                                                                        attractive prices, stocks
                                                                                                        are selected with the
                                                                                                        intention of holding them
                                                                                                        for the long term
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DREYFUS                 Dreyfus Small Cap                                  X      Match performance     Invests in a representative
o  managed by The       Stock Index Fund                                          of the Standard &     sample of stocks included in
   Dreyfus Corporation                                                            Poor's Small Cap      the S&P Small Cap 600 Index,
                                                                                  600 Index             and in futures whose
                                                                                                        performance is related to
                                                                                                        the index, rather than
                                                                                                        attempt to replicate the
                                                                                                        index
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Dreyfus Stock Index                             X         Match total return    Invests in all 500 stocks in
                        Fund                                                      of the S&P 500        the S&P 500 in proportion to
                                                                                  Composite Stock       their weighting in the index
                                                                                  Price Index
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
FRANKLIN TEMPLETON      Franklin Global           X                               Capital               At least 80% of net assets
o  managed by           Communications                                            appreciation and      in investments of
   Franklin             Securities Fund                                           current income        communications companies
   Advisers, Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Growth and                          X            Capital               At least 65% of total assets
                        Income Securities Fund                                    appreciation, with    in broadly diversified
                                                                                  current income as a   portfolio of equity
                                                                                  secondary goal        securities the adviser
                                                                                                        considers financially
                                                                                                        strong, but undervalued by
                                                                                                        the market
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin High Income                  X                   High level of         At least 65% of total assets
                        Fund                                                      current income;       in debt securities offering
                                                                                  secondary goal is     high yield and expected
                                                                                  capital appreciation  total return
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Income                       X                   Maximize income       Investment in debt and
                        Securities Fund                                           while maintaining     equity securities, including
                                                                                  prospects for         high yield, lower-rated
                                                                                  capital appreciation  bonds
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Large Cap                              X         Capital appreciation  At least 80% of net assets
                        Growth Securities Fund                                                          in investments of large
                                                                                                        capitalization companies.
                                                                                                        For this Fund, large
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values within
                                                                                                        the top 50% of market
                                                                                                        capitalization values in the
                                                                                                        Russell 1000 Index at the
                                                                                                        time of purchase
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Real Estate      X                               Capital               At least 80% of net assets
                        Fund                                                      appreciation;         in investment of companies
                                                                                  secondary emphasis    operating in the real estate
                                                                                  on current income     sector
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Rising                                        X  Long-term capital     At least 80% of net assets
   Advisory             Dividends Securities                                      appreciation; while   in investments of companies
   Services, LLC        Fund                                                      not a goal, capital   that have paid rising
                                                                                  preservation is a     dividends
                                                                                  secondary
                                                                                  consideration
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Franklin Small Cap                                 X      Long-term capital     At least 80% of net assets
   Franklin             Fund                                                      growth                in investments of small
   Advisers, Inc.                                                                                       capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding (i) $1.5 billion;
                                                                                                        or (ii) the highest market
                                                                                                        capitalization values in the
                                                                                                        Russell 2000 Index;
                                                                                                        whichever is greater at the
                                                                                                        time of purchase
----------------------  --------------------  --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Small Cap                                 X      Long term total       At least 80% of net assets
   Advisory             Value Securities Fund                                     return                in investments of small
   Services, LLC                                                                                        capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding $2.5 billion in
                                                                                                        assets. The Fund invests in
                                                                                                        equity securities of
                                                                                                        companies the adviser
                                                                                                        believes are undervalued
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin U.S.          X                                  Income                At least 80% of its net
       Advisers, Inc.   Government Fund                                                                 assets in U.S. government
                                                                                                        securities. The Fund
                                                                                                        currently invests primarily
                                                                                                        in fixed and variable rate
                                                                                                        mortgage-backed securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2005                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2010                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Mutual Discovery                          X               Capital appreciation  At least 65% of total assets
   Mutual               Securities Fund                                                                 in equity securities of
   Advisers, LLC                                                                                        companies of any nation the
                                                                                                        adviser believes are
                                                                                                        available at market prices
                                                                                                        less than their value, based
                                                                                                        on certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Mutual Shares                                          X  Capital               At least 65% of total assets
                        Securities Fund                                           appreciation, with    in equity securities of
                                                                                  income as a           companies the adviser
                                                                                  secondary goal        believes are available at
                                                                                                        market prices less than
                                                                                                        their value, based on
                                                                                                        certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Developing      X                               Long-term capital     At least 80% of net assets
   Templeton  Asset     Markets Securities                                        appreciation          in emerging market
   Management, Ltd.     Fund                                                                            investments, typically
                                                                                                        located in the Asia-Pacific
                                                                                                        region, Eastern Europe,
                                                                                                        Central and South America,
                                                                                                        and Africa
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Templeton  Templeton Foreign                        X               Long-term capital     At least 80% of net asets in
   Investment            Securities Fund                                          growth                investments of issuers
   Counsel, LLC                                                                                         outside the U.S., including
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Growth                          X               Long-term capital     At least 65% of total assets
   Templeton            Securities Fund                                           growth                in the equity securities of
   Global  Advisors                                                                                     companies located anywhere
   Limited                                                                                              in the world, including
                                                                                                        those in the U.S. and
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Templeton                            X               Long-term capital     At least 80% of net assets
   USAllianz            Developed Markets Fund                                    appreciation          in equity securities of
   Advisers, LLC/                                                                                       companies located in any
   Templeton                                                                                            developed country outside
   Investment                                                                                           the U.S., with particular
   Counsel, LLC                                                                                         areas of interest in Western
                                                                                                        Europe, Australia, Canada
                                                                                                        New Zealand, Hong Kong,
                                                                                                        Japan, Bermuda and Singapore
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
JENNISON                Jennison 20/20 Focus                            X         Long-term growth of   Invests in up to 20 value
o  managed by           Portfolio                                                 capital               stocks and 20 growth stocks
   Prudential                                                                                           of mid-to-large size U.S.
   Investments Fund                                                                                     companies
   Management
   LLC/Jennison
   Associates, LLC
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Jennison                               X               Long-term growth of   Equity-related securities of
                        International Growth                                      capital               foreign issuers
                        Portfolio
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Strategic Partners                           X         Long-term growth of   At least 65% of total assets
                        Focused Growth                                            capital               in equity-related securities
                        Portfolio                                                                       of U.S. companies that the
                                                                                                        adviser believes to have
                                                                                                        strong capital appreciation
                                                                                                        potential
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
OPPENHEIMER             Oppenheimer Global                       X                Long-term capital     Securities - mainly common
o  managed by           Securities Fund/VA                                        appreciation          stocks, but also other
   Oppenheimer Funds,                                                                                   equity securities including
   Inc.                                                                                                 preferred stocks and
                                                                                                        securities convertible
                                                                                                        into common stock-of
                                                                                                        foreign issuers,
                                                                                                        "growth-type" companies,
                                                                                                        cyclical industries and
                                                                                                        special situations the
                                                                                                        adviser believes offer
                                                                                                        appreciation possibilities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimer High                     X                   High level of         High-yield fixed-income
                        Income Fund/VA                                            current income        securities of domestic and
                                                                                                        foreign issuers
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimer Main                            X            High total return     Common stocks of U.S.
                        Street Growth &                                           (which includes       companies; other equity
                        Income Fund/VA                                            growth in the value   securities -- such as
                                                                                  of its shares as      preferred stocks and
                                                                                  well as current       securities convertible into
                                                                                  income)               common stocks; debt
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Oppenheimer                                   X      Capital appreciation  Invests in companies that
   USAllianz Advisers,  Emerging Growth Fund                                                            have the potential to become
   LLC/Oppenheimer                                                                                      leaders in new emerging
   Funds, Inc.                                                                                          markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
PIMCO                   PIMCO VIT High Yield                  X                   Maximum total         At least 80% of assets in
o  managed by Pacific   Portfolio                                                 return, consistent    high-yield securities ("junk
   Investment                                                                     with preservation     bonds") rated below
   Management Company                                                             of capital and        investment grade, but at
   LLC                                                                            prudent investment    least "B" by Moody's or S&P
                                                                                  management
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT StocksPLUS                            X         Total return          Substantially in S&P 500
                        Growth and Income                                         exceeding that of     derivatives, backed by a
                        Portfolio                                                 the S&P 500           portfolio of fixed income
                                                                                                        instruments
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT Total                   X                       Maximum total         At least 65% of assets in
                        Return Portfolio                                          return, consistent    fixed income instruments of
                                                                                  with preservation     varying maturities
                                                                                  of capital and
                                                                                  prudent investment
                                                                                  management
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ PIMCO Growth &                          X            Long-term growth of   At least 65% of its total
   USAllianz Advisers,  Income Fund                                               capital ; secondary   assets in common stocks of
   LLC/ Allianz                                                                   emphasis on income    companies with market
   Dresdner Asset                                                                                       capitalizations of more than
   Management of                                                                                        $1 billion at the time of
   America L.P.                                                                                         investment
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO                                             X  Long-term growth of   At least 65% of total assets
                        Renaissance Fund                                          capital and income    in common stocks of
                                                                                                        companies with below-average
                                                                                                        valuations whose business
                                                                                                        fundamentals are expected to
                                                                                                        improve
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO Value Fund                        X            Long-term growth of   At least 65% of its total
                                                                                  capital and income    assets in common stocks of
                                                                                                        companies with market
                                                                                                        capitalizations of more than
                                                                                                        $5 billion at the time of
                                                                                                        investment
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
SELIGMAN                Seligman Small-Cap                                 X      Long-term capital     At least 80% of net assets
o  managed by J. & W.   Value Portfolio                                           appreciation          in common stocks of "value"
   Seligman & Co.                                                                                       companies with small market
   Incorporated                                                                                         capitalization (up to $2
                                                                                                        billion) at the time of
                                                                                                        purchase by the portfolio
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------

USAZ                    USAZ Money Market Fund        X                           Current income        At least 80% of total assets
o  managed by USAllianz                                                           consistent with       in portfolio of high
   Advisers, LLC/                                                                  stability of         quality, money market
   Prudential Investment                                                           principal            investments
   Management, Inc.
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------


VAN KAMPEN              USAZ Van Kampen                                        X  Capital growth        At least 65% of total assets
o  managed by USAllianz Aggressive Growth Fund                                                          in common stocks and other
   Advisers, LLC/Van                                                                                    equity securities the
   Kampen Investment                                                                                    adviser believes have an
   Advisory Corp.                                                                                       above-average potential for
                                                                                                        capital growth
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                              X            Capital growth and    Invests primarily
   Advisers, LLC/Van    Comstock Fund                                             income                in common stocks
   Kampen Asset
   Management Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                                 X         Capital               Invests primarily
                        Emerging Growth Fund                                      appreciation          in portfolios of common
                                                                                                        stocks of emerging growth
                                                                                                        companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                              X            Income and            Invests primarily
                        Growth and Income Fund                                    long-term growth of   in income-producing
                                                                                  capital               equity securities, including
                                                                                                        common stocks and
                                                                                                        convertible securities; also
                                                                                                        in non-convertible preferred
                                                                                                        stocks and debt securities
                                                                                                        rated "investment grade"
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                                        X  Capital growth        Invests primarily
   Advisers, LLC/Van    Growth Fund                                                                     in common stocks and other
   Kampen Investment                                                                                    equity securities of growth
   Advisory Corp.                                                                                       companies; also in preferred
                                                                                                        stocks and securities
                                                                                                        convertible into common
                                                                                                        stocks or other equity
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

Allianz Life may enter into certain arrangements under which it is compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Options' assets on an ongoing basis, over time they will increase the cost of an investment in Investment Option shares.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS


You can transfer money among the Investment Choices subject to certain restrictions. Transfers may be subject to a transfer fee and transfers from a Fixed Account Investment Coice may be subject to a MVA. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Choice. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Investment Option investment adviser's or Allianz Life's judgment, an Investment Choice would be unable to invest effectively in accordance with its investment objectives and policies. Excess trading activity can disrupt management strategy and increase expenses, which are borne by all Contract Owners who allocated Purchase Payments or made transfers to the Investment Choice, regardless of their actlivity.

The following applies to any transfer:

1. We may choose to not allow you to make transfers during the free look period.

2. Your request for a transfer must clearly state:

    o which Investment Choice is involved in the transfer; and

    o how much the transfer is for.

3.  Transfers from a Fixed Account Investment Choice may be subject to a MVA.

4. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

5. After the Income Date, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

6. After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option.

7. Your right to make transfers is subject to modification if we determine in our sole opinion that the exercising of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modification could be applied to transfers to or from one or more of the Investment Options and could include, but is not limited to:

     o    the requirement of a minimum time period between each transfer;

     o not accepting a transfer request from a registered representative acting on behalf of more than one Contract Owner;

     o    limiting  the  dollar  amount  that  you  may  transfer   between  the
          Investment Choices, at any one time; or

     o    not accepting transfer requests received by telephone or fax.

If a transfer request is rejected, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly. If the transfer is rejected, we will send you a written notification within 5 business days.

Allianz Life has reserved the right at any time without prior notice to any party to modify the transfer provisions subject to the guarantees described above and subject to applicable state law.

TELEPHONE TRANSFERS. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions via e-mail, web site, or other electronic communications. This service may be available in the future.

Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our service center.


EXCESSIVE TRADING. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for Contract Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the Investment Choices, can result in higher costs to Contract Owners, and generally are not compatible with the long-range goals of Contract Owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all shareholders of the Investment Options and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of the Contract Owners.


DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option or any available Fixed Account option to other Investment Options. The Investment Option(s) you transfer from may not be the Investment Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two Dollar Cost Averaging options. The first option is the Dollar Cost Averaging Fixed Option. It is available for New Contracts for either 6 or 12 months for both initial and additional Purchase Payments. You will receive a fixed interest rate guaranteed for the period by Allianz Life. The Dollar Cost Averaging Fixed Option may not be available in your state.

The second option is the Standard Dollar Cost Averaging Option. It requires a $1,500 minimum investment and participation for at least six months (or two quarters).

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect either program by properly completing the Dollar Cost Averaging form provided by Allianz Life.

Your participation in the program will end when any of the following occurs:

     o    the number of desired transfers has been made;

     o you do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

     o you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

     o    the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.

FLEXIBLE REBALANCING


Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. Fixed Account Investment Choices are not part of Flexible Rebalancing. You can direct us to readjust your Rewards Value on a quarterly, semi-annual or annual basis to return to your original Investment Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous business day. If you participate in Flexible Rebalancing, the transfers made under the program are currently not taken into account in determining any transfer fee. We reserve the right to discontinue or modify the Flexible Rebalancing program at any time and for any reason.


FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

Allianz Life understands the importance of advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Allianz Life has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Phase. Allianz Life does not set the amount of the fees charged or receive any portion of the fees from the adviser. Allianz Life does not review or approve the actions of any adviser, and does not assume any responsibility for these actions.

Allianz Life will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

VOTING PRIVILEGES

Allianz Life is the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Allianz Life may substitute one of the Investment Options you have selected with another Investment Option. We would not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant.



5.THE FIXED ACCOUNT
--------------------------------------------------------------------------------


Any amounts that you allocate to any available Fixed Account Investment Choice or a fixed Annuity Payment become part of the Fixed Account, which is part of our general account. The general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

If you allocate money to a fixed interest Investment Choice, we guarantee both the principal and the interest on amounts you allocate to the Fixed Account. We will credit interest at an effective annual rate of at least 3% in the manner described in the Contract. The rate we credit is independent of the investment experience of the Fixed Account. From time to time we may, in our sole discretion, offer guaranteed interest rates higher than the 3% minimum. You assume the risk that the interest we credit to the Fixed Account as described in the Contract may not exceed the minimum guaranteed rate of 3%.

We have not registered the Fixed Account as an investment company under the Investment Company Act of 1940, nor have we registered interests in the fixed account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.


We do not currently offer any Fixed Account Investment Choices. However, we may offer these choices or change the terms of the Fixed Account in the future. Please contact us for the most current terms.
--------------------------------------------------------------------------------




6.EXPENSES



There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:


SEPARATE ACCOUNT EXPENSES

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge consists of:

1) the mortality and expense risk charge, and

2) the administrative charge.

The total Separate Account expenses are reflected in the tables below as a percentage of average annual Rewards account value.*

FOR NEW CONTRACTS:

                                               CHARGES FOR  A CONTRACT     CHARGES FOR A CONTRACT       CHARGES FOR A CONTRACT
                                                    WITH NO GMIB         WITH THE TRADITIONAL GMIB**  WITH THE ENHANCED GMIB**
                                               M&E   Admin.   Total         M&E   Admin.    Total         M&E   Admin.  Total
                                             CHARGE  CHARGE  CHARGE       CHARGE  CHARGE   CHARGE       CHARGE  CHARGE CHARGE
Traditional GMDB                              1.55%   0.15%   1.70%        1.75%   0.15%    1.90%         2.25%  0.15%  2.40%
Enhanced GMDB                                 1.85%   0.15%   2.00%        2.00%   0.15%    2.15%         2.45%  0.15%  2.60%

FOR ORIGINAL CONTRACTS:

                                               CHARGES FOR  A CONTRACT     CHARGES FOR A CONTRACT       CHARGES FOR A CONTRACT
                                                    WITH NO GMIB         WITH THE TRADITIONAL GMIB**   WITH THE ENHANCED GMIB**
                                               M&E   Admin.   Total         M&E   Admin.    Total         M&E   Admin.  Total
                                             CHARGE  CHARGE  CHARGE       CHARGE  CHARGE   CHARGE       CHARGE  CHARGE CHARGE
Traditional GMDB                              1.50%   0.15%   1.65%        1.70%   0.15%    1.85%         2.20%  0.15%  2.35%
Enhanced GMDB                                 1.70%   0.15%   1.85%        1.90%   0.15%    2.05%         2.40%  0.15%  2.55%

FOR REVISED CONTRACTS:

                                               CHARGES FOR  A CONTRACT     CHARGES FOR A CONTRACT
                                                   WITH NO GMIB             WITH THE ENHANCED GMIB
                                              M&E    Admin.  Total         M&E    Admin.   Total
                                             CHARGE  CHARGE  CHARGE       CHARGE  CHARGE   CHARGE
Traditional GMDB                              1.50%   0.15%   1.65%        1.80%   0.15%    1.95%
Enhanced GMDB                                 1.80%   0.15%   1.95%        2.00%   0.15%    2.15%


* Some or all of the guaranteed benefits may not be available in all states.
** If you choose a GMIB in a New or Original Contract, a Guaranteed Partial Withdrawal Benefit (GPWB) is automatically included without additional charge. GMIB options will be made available to owners of Original Contracts upon state approval.

MORTALITY AND EXPENSE RISK CHARGE. Allianz Life deducts a mortality and expense risk charge which varies depending upon the death and income benefits you choose.


This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).


If the mortality and expense risk charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in an Investment Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE


On each Contract anniversary, Allianz Life deducts $40 from the Rewards Value of your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. The charge is deducted pro rata from the Investment Options and from the Fixed Account where indicated by the Contract. If the charge is first deducted from the Investment Options and the Rewards Value in the Investment Options in which you are invested is insufficient to cover the contract maintenance charge, we will deduct the remaining charge pro rata from any available Fixed Account Investment Choices. The charge is for administrative expenses (see above). This charge cannot be increased.

However, during the Accumulation Phase, if the Rewards Value of your Contract is at least $75,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. If you own more than one Contract offered under this prospectus, Allianz Life will determine the total Rewards Value of all your Contracts. If the total Rewards Value of all Contracts registered under the same social security number is at least $75,000, Allianz Life will not assess the contract maintenance charge (except in Texas). If the Contract is owned by a non-individual (e.g., a qualified plan or trust), Allianz Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract other than on a Contract anniversary and your Rewards Value is less than $75,000, Allianz Life will deduct the full contract maintenance charge. During the Payout Phase, in most states, the charge will be collected monthly out of each Annuity Payment.


In some states we are not permitted to assess the contract maintenance charge against the Fixed Account, during the Payout Phase or both.

CONTINGENT DEFERRED SALES CHARGE


Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. The charge (as a percentage of Purchase Payments) is:


                              NUMBER OF COMPLETE
                             YEARS SINCE RECEIPT
                              OF PURCHASE PAYMENT          CHARGE
------------------------------------------------------------------
                                     0-1                    8.5%
                                     1-2                    8.5%
                                     2-3                    8.5%
                                     3-4                    8.5%
                                     4-5                    8.0%
                                     5-6                    7.0%
                                     6-7                    6.0%
                                     7-8                    5.0%
                                     8-9                    4.0%
                                    9-10                    3.0%
                              10 years or more              0.0%



However, after Allianz Life has had a Purchase Payment for 10 full years, there is no charge when you withdraw that Purchase Payment. The charge is calculated at the time of each withdrawal. For partial withdrawals, the charge is deducted from the remaining Rewards Value and is deducted pro rata from the Investment Choices. For purposes of the contingent deferred sales charge, Allianz Life treats withdrawals as coming from the oldest Purchase Payments first. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the contingent deferred sales charge. Allianz Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits. The contingent deferred sales charge compensates Allianz Life for expenses associated with selling the Contract. (In Connecticut, there is no contingent deferred sales charge assessed after 9 complete contract years).

NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

PARTIAL WITHDRAWAL PRIVILEGE. Each Contract year, you can make multiple withdrawals up to 10% of Purchase Payments (less any previous withdrawals taken in the current Contract year which were not subject to a contingent deferred sales charge ) and no contingent deferred sales charge will be deducted from the 10% you take out. This right is non-cumulative which means that if you do not use the 10% in a year, you will not carry over to the next year. If you make a withdrawal of more than 10%, the amount over the 10% amount may be subject to the contingent deferred sales charge. Purchase Payments withdrawn under this privilege will be subject to a contingent deferred sales charge if you make a total withdrawal. If you make a total withdrawal, Allianz Life will assess the contingent deferred sales charge with no reductions for the Partial Withdrawal Privilege.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See section 8. Access to Your Money, for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. If you elect to exercise the GPWB, (if applicable) it replaces the partial withdrawal privilege and all other withdrawal programs. See "Access to Your Money," for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.



WAIVER OF CONTINGENT DEFERRED SALES CHARGE BENEFITS. (AVAILABLE ON ORIGINAL AND REVISED CONTRACTS ONLY.) Under certain circumstances, Allianz Life will permit you to take your money out of the Contract without deducting a contingent deferred sales charge:

     1) if after the third year of the Contract, you or the Joint Owner become confined to a nursing home or hospital for 90 consecutive days; or

     2) if after the first year of the Contract, you or the Joint Owner become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required).

The waiver will not apply if any of the above conditions existed on the date your Contract was issued.

Also, after the first Contract year, if you or the Joint Owner become unemployed for at least 90 consecutive days, you can take up to 50% of your money out of the Contract without incurring a contingent deferred sales charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the 10% Partial Withdrawal Privilege in the same Contract year.

THESE BENEFITS VARY FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN YOUR STATE. (CHECK WITH YOUR REGISTERED REPRESENTATIVE.)

Withdrawals may be subject to a 10% tax penalty in addition to any income taxes due.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE. Allianz Life may reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may choose not to deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.


COMMUTATION FEE


If you elect variable payouts under Annuity Option 2, 4 or 6 and make a liquidation, a commutation fee may be assessed against the amount liquidated. The commutation fee is a percentage of the amount liquidated and is equal to:



            YEARS SINCE           COMMUTATION
             INCOME DATE             FACTOR

                0 - 1                 7%
                1 - 2                 6%
                2 - 3                 5%
                3 - 4                 4%
                4 - 5                 3%
                5 - 6                 2%
                Over 6                1%

TRANSFER FEE


You can currently make 12 free transfers every Contract year. If you make more than 12 transfers in a Contract year, we will deduct a transfer fee of $25 for each additional transfer. Transfers from the Fixed Account Investment Choice may be subject to a Market Value Adjustment (MVA) which may increase or decrease the amount transferred. The transfer fee will be deducted from the Investment Choice from which the transfer is made. If the entire amount in the Investment Choice is transferred, then the transfer fee will be deducted from the amount transferred. If the transfer is from or to multiple accounts, it will be treated as a single transfer. Any transfer fee will be deducted proportionally from the source account if less than the entire amount in the account is transferred. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not currently count in determining the transfer fee.


PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

INCOME TAXES

Allianz Life reserves the right to deduct from the Contract any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the Investment Option prospectuses.


7.TAXES
--------------------------------------------------------------------------------


NOTE: ALLIANZ LIFE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. ALLIANZ LIFE HAS INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. Qualified Contracts are subject to special tax rules and the terms of the retirement plan itself. Adverse tax consequences may result if contributions, distributions and transactions in connection with the Qualified Contracts do not comply with the law. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is Tax Deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified deferred annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS


You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are included in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.


The Code also provides that any amount received under an annuity Contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1) paid on or after the taxpayer reaches age 59 1/2;

2) paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the
Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5) paid under an immediate annuity; or

6) which come from Purchase Payments made prior to August 14, 1982.


With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

WITHDRAWALS - QUALIFIED CONTRACTS

If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.


The Code also provides that any amount received under a Qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 59 1/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6) paid for certain allowable medical expenses (as defined in the Code);

7) paid pursuant to a qualified domestic relations order;

8) paid on account of an IRS levy upon the Qualified Contract;

9) paid from an IRA for medical insurance (as defined in the Code);

10) paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.


WITHDRAWALS - TAX-SHELTERED ANNUITIES



The Code limits the withdrawal of amounts attributable to Purchase Payments made pursuant to a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:


1)  reaches age 59 1/2;

2)  leaves his/her job;

3)  dies;

4)  becomes disabled (as that term is defined in the Code); or

5) in the case of hardship. However, in the case of hardship, the Contract Owner can only withdrawal the Purchase Payments and not any earnings.

DEATH BENEFITS

For  Contracts  which  contain  separate  charges for enhanced  death  benefits:
Certain death benefits may be purchased under your Contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If an enhanced death benefit is selected for a Qualified Contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRA's) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The Contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs), resulting in the individual taxation of amounts held in the Contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.


DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Allianz Life believes that the Investment Options are being managed so as to comply with the requirements.


Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.


Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


8.ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can have access to the money in your Contract:

o by making a partial or total withdrawal;

o by receiving Annuity Payments; or

o when a death benefit is paid to your Beneficiary.


In general, withdrawals can only be made during the Accumulation Phase. Under certain circumstances, you can take money out of the Contract during the Payout Phase if you select variable payouts under Annuity Option 2 or 4. (See section
2. Annuity Payments -The Payout Phase. If you bought your Contract before June 16, 2000 you can also take money out during the Payout Phase if you elected to receive variable payouts under Annuity Option 6.


When you make a complete withdrawal you will receive your Contract Value on the day the withdrawal request is received at the USAllianz Service Center:

o less any applicable contingent deferred sales charge,

o less any premium tax, and

o less any contract maintenance charge.

(See section 6. Expenses for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct us otherwise, we will make any partial withdrawal pro rata from the Investment Choices unless you have a Fixed Account Investment Choice with a MVA. If you have a Fixed Account Investment Choice with a MVA, we will make any partial withdrawal pro rata from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount will come pro rata from any other available Investment Choices.

In the event that there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus amounts first.

Partial withdrawals in excess of the Partial Withdrawal Privilege will reduce unvested bonus amounts by such excess amount's percentage of the Contract Value at the time of the withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any contingent deferred sales charge) in excess of the Partial Withdrawal Privilege amount by the Contract Value.

EXAMPLE:
You deposit $100,000 on 5/1/2001
Bonus of $6,000 is also deposited into the Contract by Allianz Life.

On 4/1/2002, the Contract Value is $110,600.
On 4/1/2002, the Rewards Value is $116,600.

You request a $50,000 partial withdrawal. The contingent deferred sales charge is 8.5%; bonus is not vested at all. You get $50,000.

The contingent deferred sales charge is .085 x ($50,000 - $10,000) = $3,400.

Contract Value decreases to $110,600 - $50,000 - $3,400 = $57,200.

Bonus Change = $6,000 x ($53,400 - $10,000)/$110,600 = $2,354.

Rewards Value = Contract Value + ($6,000 - $2,354) = $57,200 + $3,646 = $60,846.

Bonus Remaining = $6,000 - $2,354 = $3,646.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits on withdrawals from a TSA or 403(b) Contract. For a more complete explanation see "Taxes" and the discussion in the SAI.


GUARANTEED PARTIAL WITHDRAWAL BENEFIT (GPWB) - ORIGINAL AND NEW CONTRACTS ONLY

If you choose to include a GMIB in your Original or New Contract, you will automatically receive a GPWB for no additional charge. The GPWB may not be available in your state, please check with your registered representative for availability.

The GPWB is not available until your tenth Contract anniversary and can only be exercised within 30 days of a Contract anniversary. If you elect to receive income under your GMIB feature, (i.e. annuitize the GMIB value) the GPWB cancels.

If you exercise the GPWB, you will receive guaranteed annual payments in the form of partial withdrawals of 10% of your GPWB value on the date you exercise the GPWB. Your GPWB value is equal to your GMIB value. Each GPWB payment reduces the remaining GPWB value. Any additional partial withdrawals in excess of the GPWB payment will reduce the GPWB value by the percentage of the Contract Value you withdraw (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make. We will deduct the amount of your GPWB payment pro rata from your Investment Choices. A Market Value Adjustment may apply to amounts removed from certain types of Fixed Account Investment Choices. The MVA will not affect your GPWB payment but it will affect your Contract Value.

Contingent  deferred  sales  charges  will apply to amounts  withdrawn  for GPWB
payments.   However,  contingent  deferred  sales  charges  will  apply  to  any additional partial withdrawals you make in excess of the GPWB payment. Your partial withdrawal privilege and other withdrawal programs no longer apply once you elect to begin receiving GPWB payments. GPWB payments will be taxed in the same manner as a withdrawal.

If you exercise the GPWB, you can no longer make additional Purchase Payments. We will continue to allocate your Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Choices (subject to certain restrictions set out in section 4. Investment Options - Transfers) while the GPWB is in effect.

You cannot receive GPWB payments and payments under the systematic withdrawal program or the minimum distribution program at the same time. Once you elect to receive GPWB payments, your participation in the systematic withdrawal program or the minimum distribution program will stop.

THE TRADITIONAL GMIB, THE ENHANCED GMIB, THE TRADITIONAL GMDB AND THE ENHANCED GMDB VALUES FREEZE ONCE YOU ELECT TO BEGIN RECEIVING GPWB PAYMENTS. HOWEVER, WE WILL CONTINUE TO ADJUST THESE VALUES BY:

     |X|  reducing them for each GPWB payment you receive, and;

     |X| if you make any additional partial withdrawals, we will reduce them by the percentage of the Contract Value you withdraw (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make.

Once you exercise your GPWB election, we will make GPWB payments to you on the 30th day after your Contract anniversary unless that day is not a business day. If the 30th day after your Contract anniversary is not a business day, we will make payment to you on the next business day.

Annual payments under the GPWB will generally continue until the GPWB value is less than your annual GPWB payment, at which time we will pay you the balance of your GPWB value. If you make no additional partial withdrawals while the GPWB is in effect, we would pay the GPWB value to you within ten years of the time you exercise the benefit. At the time the last GPWB benefit has been paid, you have the option of either annuitizing the Contract or receiving a lump sum payment of the remaining Contract Value adjusted for any applicable MVA (less any contingent deferred sales charges and applicable premium taxes). We will send you notice at least 30 days before the last GPWB payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB payment, we will pay you the remaining value in a lump sum.

Once you exercise the GPWB you may elect to stop receiving GPWB payments and instead receive Annuity Payments. You can either receive Annuity Payments under your GMIB feature or you can elect to annuitize your remaining Contract Value under a fixed/variable Annuity Option. You can elect to switch from GPWB payments to Annuity Payments any time within 30 days of a Contract anniversary if using the GMIB and before we make a GPWB payment to you.

SYSTEMATIC WITHDRAWAL PROGRAM


If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. The Systematic Withdrawal Program is subject to the Partial Withdrawal Privilege which means that the total systematic withdrawals which you can make each Contract year without Allianz Life deducting a contingent deferred sales charge is limited to 10% of your Purchase Payments. This is determined on the last business day prior to the day your request is received. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day. You cannot exercise the GPWB and participate in the systematic withdrawal program at the same time.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM


If you own a Qualified Contract, you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. Such withdrawals will not be subject to a contingent deferred sales charge. Payments may be made monthly, quarterly, or annually unless your Contract is less than $25,000 in which case the payments will only be made annually. If you have elected the Minimum Distribution Program, any additional withdrawals in a Contract year which exceed 10% of Purchase Payments when combined with Minimum Distribution withdrawals will be subject to any applicable contingent deferred sales charge.

You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time. You also cannot exercise the GPWB and participate in the minimum distribution program at the same time.


SUSPENSION OF PAYMENTS OR TRANSFERS

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or Allianz Life cannot reasonably value the Investment Option shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


9.PERFORMANCE and illustrations
--------------------------------------------------------------------------------


Allianz Life periodically advertises performance of the divisions of the Separate Account (also known as sub-accounts). Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the Investment Option expenses. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charges, contingent deferred sales charges and the expenses of the Investment Options. Bonus amounts will not be reflected in any performance information.

Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the Investment Options may also be advertised; see the Investment Option prospectuses for more information.

Certain Investment Options have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit values, Allianz Life has prepared performance information which can be found in the SAI.

Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Investment Options.

Allianz Life may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "payin", or accumulation phase, or the "payout", or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another illustration alternative, we may use the Standard & Poor's 500 Composite Price Index or other recognized investment benchmark to show how values may vary. "Pay-in" and "pay-out" illustration may have various features as follows:

|X| Payin illustrations assume an initial lump sum Purchase Payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract values, withdrawal values, or the death benefit. Payin illustrations may also be designed to show the effect of periodic additional Purchase Payments and withdrawals. Payin illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum or Purchase Payment into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period.

|X| Payout illustrations are designed to show the hypothetical effect of annuitizing a Contact, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed interest rate
     (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. Where applicable, a payout illustration will show the effect of the GMIB or GMDB value that is credited to a Contract in the event of certain annuitizations or death benefit payouts. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges, and other Contract charges. Contract maintenance charges may or may not be deducted from a particular illustration. For assumed rate or investment benchmark pay-in illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges shown in an illustration will vary, depending upon the Contract features you select. For withdrawal values, the contingent deferred sales charges are also reflected. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

A sample format of a customer illustration is attached as Appendix A to the Statement of Additional Information and is incorporated herein by reference.


10.DEATH BENEFIT
--------------------------------------------------------------------------------



At the time you purchase the Contract, you may be able to select a death benefit option. If you do not make a selection, the Traditional GMDB will apply to your Contract. If you own the Contract jointly, we will use the age of the older Contract Owner to determine the death benefit.

If all owners are age 79 or younger on the issue date, you may instead elect the Enhanced GMDB for an additional mortality and expense risk charge. The Enhanced GMDB does not provide any additional benefit before the first Contract anniversary and it may be less advantageous if any owner is age 75 to 79 on the issue date because the benefit values may be limited after age 81.

ONCE YOU SELECT A DEATH BENEFIT YOU CANNOT CHANGE IT. THE ENHANCED GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY AND BE SURE TO DISCUSS WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

If the Contract is owned by a non-individual, the death benefit may be based on the Annuitant.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE DEATH BENEFITS.

UPON YOUR DEATH

If you or any Joint Owner die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (see below). If you or any Joint Owner die during the Payout Phase, the Beneficiary becomes the Contract Owner and any benefit will be as provided for in the Annuity Option selected. If the Contract is owned by a non-individual, then all references to you mean the Annuitant.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk that will be borne by the Beneficiary.

In the case of Joint Owners, if one Joint Owner dies, the surviving Joint Owner will be considered the primary Beneficiary. We will treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. Joint Owners generally must be spouses (although this requirement may not apply in certain states).



TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)

If the Traditional GMDB applies, the amount of the death benefit before the exercise of the GPWB (if applicable) will be the greater of 1 or 2, less any applicable premium tax.

1. The Contract Value determined as of the end of the business day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center;

2. The guaranteed minimum death benefit, which is the total of all Purchase Payments you have made reduced by the percentage of the Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge).

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB) -ORIGINAL CONTRACTS

If the Enhanced GMDB applies, the amount of the death benefit before the exercise of the GPWB (if applicable) will be the greater of 1 or 2, less any applicable premium tax.

1. The Contract value determined as of the end of the business day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center;

2. The guaranteed minimum death benefit, which is the greater of A or C (see below), determined as of the end of the business day during which both due proof of death and election of the death benefit payment option have been received at our Service Center.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB) -REVISED AND NEW CONTRACTS

If the Enhanced GMDB applies, the amount of the death benefit before the exercise of the GPWB (if applicable) will be the greater of 1 or 2, less any applicable premium tax.

1. The Contract value determined as of the end of the business day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center;

2. The guaranteed minimum death benefit, which is the greater of B or C (see below), determined as of the end of the business day during which both due proof of death and election of the death benefit payment option have been received at our Service Center.

A.       TOTAL PURCHASE PAYMENTS

The total of all Purchase Payments you have made reduced by the percentage of the Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge).

B. ANNUAL INCREASE AMOUNT

The Annual Increase Amount is initially equal to your Purchase Payment.

On each business day other than a Contract anniversary and before the date of your death, the Annual Increase Amount is equal to:

     |X|  its value on the immediately preceding business day,

     |X|  plus any additional Purchase Payments received that day, and

On every Contract anniversary prior to your 81st birthday and before the date of your death, the Annual Increase Amount is equal to:

     |X| for Revised Contracts, its value on the immediately preceding business day increased by 5%;

     |X| for New Contracts, its value on the immediately preceding business day increased by 3%;

     |X|  plus any additional Purchase Payments received that day, and

     |X| minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make that day.

Beginning with the Contract anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the Annual Increase Amount in the same way that we do on any business day other than a Contract anniversary.

For Revised Contracts, we limit the Annual Increase Amount to a maximum of two times your total Purchase Payments minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made.

For New Contracts, we limit the Annual Increase Amount to a maximum of 1.5 times your total Purchase Payments minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made.

C. MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV is initially equal to your Purchase Payment.

On each business day other than a Contract anniversary and before the date of your death, the MAV is equal to:

     |X|  its value on the immediately preceding business day,

     |X|  plus any additional Purchase Payments received that day, and

     |X| minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make that day.

On every Contract anniversary prior to your 81st birthday and before the date of your death, the MAV is equal to:

     |X|  the highest Contract value that occurred on any Contract anniversary,

     |X| plus subsequent additional Purchase Payments you made since that Contract anniversary, and

     |X| minus the percentage of any Contract Value withdrawn (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you made since that Contract anniversary.

Beginning with the Contract anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the MAV in the same way that we do on any business day other than a Contract anniversary.

THE TRADITIONAL GMDB AND THE ENHANCED GMDB VALUES FREEZE ONCE YOU ELECT TO BEGIN RECEIVING GPWB PAYMENTS. HOWEVER, WE WILL CONTINUE TO ADJUST THESE VALUES BY:

     |X|  reducing them for each GPWB payment you receive; and

     |X| if you make any additional partial withdrawals, we will reduce them by the percentage of the Contract value you withdraw (prior to any MVA, but including any contingent deferred sales charge) for each withdrawal you make.

At the time the last GPWB benefit has been paid, you have the option of either annuitizing or receiving a lump sum payment of the remaining Contract value adjusted for any applicable MVA (less any contingent deferred sales charges and applicable premium taxes).

DEATH BENEFIT EXAMPLES

     |X| You purchase a New Contract with an initial Purchase Payment of $100,000 allocated only to the Investment Options. You are the only owner and are 69 or younger on the issue date.

     |X|  You make no additional Purchase Payments.

     |X|  The MAV on the ninth Contract anniversary is $180,000.

     |X| You take a partial withdrawal of $20,000 (this includes the contingent deferred sales charge) in the tenth Contract year when the Contract value on the date of (but prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.

     |X|  The Contract value on the tenth Contract anniversary is $140,000.

     |X| You have not yet reached your 81st birthday as of the tenth Contract anniversary.

TRADITIONAL GMDB:

We calculate the death benefit on the tenth Contract anniversary as the greater of:

1) Contract value:                                                $140,000

2) The guaranteed minimum death benefit:

      Total Purchase Payments                                     $100,000

      Minus the percentage of Contract value
          withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 = -  12,500

                                                                  $ 87,500

Therefore, the death benefit under the Traditional GMDB on the tenth Contract anniversary is $140,000.

ENHANCED GMDB:

We calculate the death benefit on the tenth Contract anniversary as the greater of:


1) The Annual Increase Amount:
      Initial Purchase Payment                                                   $100,000.00
      Increased by 3% on the first Contract anniversary                      X          1.03
                                                                                 $103,000.00
      Increased by 3% on the second Contract anniversary                    X           1.03
                                                                                 $106,090.00
      Increased by 3% on the third Contract anniversary                     X           1.03
                                                                                 $109,272.70
      On the ninth Contract anniversary the
          Annual Increase Amount is                                              $130,477.32
      Minus the percentage of Contract value
          withdrawn:   ($20,000 / $160,000) = 0.125 x $130,477.32 =            -   16,309.66
                                                                                 $114,167.65
      Increased by 3% on the tenth Contract anniversary                     X           1.03
                                                                                 $117,592.68
      Verifying that the Annual Increase Amount is within the maximum limit:
              1.5 times Purchase Payments:    1.5 x $100,000 =                      $150,000
              Minus the percentage of Contract value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $150,000 =           -   18,750
                                                                                    $131,250
2) The MAV:
      The MAV on the ninth Contract anniversary                                     $180,000
      Minus the percentage of Contract value
          withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =                   -  22,500
                                                                                    $157,500
Therefore, the death benefit for the Enhanced GMDB is $157,500.

DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract value, or if greater, the death benefit value. An election by the spouse to continue the Contract must be made in a form satisfactory to us at our Service Center within 60 days after the death benefit first becomes payable by us. If a lump sum payment is requested, the amount will be paid within seven days of receipt of proof of death and the valid election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

OPTION A: lump sum payment of the death benefit. Allianz Life will not deduct the contract maintenance charge at the time of a complete withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within 5 years of the date of the Contract Owner's or any Joint Owner's death. Allianz Life will assess the contract maintenance charge to each Beneficiary on each Contract anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The contract maintenance charge will continue to be assessed to each Beneficiary's share pro rata over the payments.

Any portion of the death benefit not applied under an Annuity Option within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable by Allianz Life.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant, subject to our underwriting rules at that time. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-individual (e.g., a qualified plan or trust), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


11.OTHER INFORMATION
--------------------------------------------------------------------------------


ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT

Allianz Life established Allianz Life Variable Account B (Separate Account) under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Allianz Life owns the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

DISTRIBUTION

Our wholly-owned subsidiary, USAllianz Investor Services, LLC (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company, organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions up to 6.5% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker/dealer to pay the broker/dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6.5% of Purchase Payments).

Other compensation options also may be made available. USAllianz may enter into selling agreements with other broker/dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker/dealers, the commission paid to the broker/dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker/dealer.

In addition, Allianz Life may also periodically pay certain sellers a commission bonus on aggregate sales for special promotional programs. Commissions may be recovered from a broker/dealer if a withdrawal occurs within 12 months of a Purchase Payment.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

Allianz Life may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz or an affiliate. Call (800) 542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

12. Glossary
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

ACCUMULATION PHASE - the period of time before you elect to begin receiving Annuity Payments. You can make additional Purchase Payments during this time.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts during the Accumulation Phase.

ANNUITANT - the natural person upon whose life the Annuity Payments are based. The Annuitant must be the Contract Owner if the Contract is a Qualified Contract. The Contract Owner names the Annuitant at Contract issue.

ANNUITY OPTIONS - the income or payout options available under your Contract.

ANNUITY PAYMENTS - payments made by us to the payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Payout Phase.

BENEFICIARY - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the owner's estate becomes the Beneficiary.

CONTRACT - a deferred annuity contract that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT VALUE - on any business day it is equal to the sum of your amounts in the Fixed Account and Separate Account, less any unvested bonus amounts.

CONTRACT OWNER - "you", "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed. A Non-Qualified Contract can be owned by up to two JOINT OWNERS. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states).

FIXED ACCOUNT - part of our general account. The general account consists of all of our assets other than those in our variable separate accounts. We have complete ownership and control of all of these assets.

INCOME DATE - the date that you begin receiving Annuity Payments under your Contract. This date must be the first day of a calendar month.

INVESTMENT CHOICES - the variable Investment Options and any Fixed Account options available under the Contract for Purchase Payments or transfers. You may not invest in more than 10 Investment Options at any one time. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account.

MARKET VALUE ADJUSTMENT (MVA) - a positive or negative adjustment to amounts withdrawn or transferred more than 30 days before the end of an account period from certain types of Fixed Account Investment Choices.

NEW CONTRACTS - a Contract purchased on or after May 1, 2003 that has an option of an Enhanced Guaranteed Minimum Death Benefit based on the greater of the Annual Increase Amount of 3%, or the Maximum Anniversary Value. The maximum total annual Separate Account expense you can incur for this Contract is 2.60%.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

ORIGINAL CONTRACTS - a Contract purchased before September 27, 2002 that has an option of an Enhanced Guaranteed Minimum Death Benefit based on the greater of total Purchase Payments adjusted for partial withdrawals, or the Maximum Anniversary Value. The maximum total annual Separate Account expense you can incur for this Contract is 2.55%.

PAYOUT PHASE - the phase your Contract is in once Annuity Payments begin.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (e.g. 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 rollover" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA or 403(b) rollover Contracts (90-24 rollovers").

REVISED CONTRACTS - a Contract purchased on or after September 27, 2002 that has an option of an Enhanced Guaranteed Minimum Death Benefit based on the greater of the Annual Increase Amount of 5%, or the Maximum Anniversary Value. The maximum total annual Separate Account expense you can incur for this Contract is 2.15%.

REWARDS VALUE - on any business day it is equal to the sum of your amounts in the Fixed Account and Separate Account, including all vested and unvested bonus amounts.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - The USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.

13.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Insurance Company .............................  2

Experts .......................................  2

Legal Opinions ................................  2

Distributor.................................... 2

Reduction or Elimination of the
    Contingent Deferred Sales Charge ..........  2

Calculation of Performance Data................  3

Illustrations.................................. 10

Federal Tax Status............................. 11

Annuity Provisions ............................ 17

Mortality and Expense Risk Guarantee........... 17

Financial Statements .......................... 18

Appendix A - Illustrations..................... 19

--------------------------------------------------------------------------------
14. PRIVACY NOTICE

WE CARE ABOUT YOUR PRIVACY!

In compliance with Gramm-Leach-Bliley (GLB), this notice describes the privacy policy and practices followed by Allianz Life Insurance Company of North America, and their affiliated companies (herein referred to as "Allianz").

Your privacy is a high priority for us and it will be treated with the highest degree of confidentiality. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. However, we want to emphasize that we are committed to maintaining the privacy of this information in accordance with law. All individuals with access to personal information about our customers are required to follow this policy.

NON-PUBLIC INFORMATION COLLECTED.

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

NON-PUBLIC INFORMATION DISCLOSED.

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz insurance products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

CONFIDENTIALITY AND SECURITY OF YOUR NON-PUBLIC PERSONAL INFORMATION.

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

o If we become aware that an item of personal information may be materially inaccurate, we will make reasonable effort to re-verify its accuracy and correct any error as appropriate.


INFORMATION ABOUT FORMER CUSTOMERS.

Non-public information about our former customers is maintained by Allianz on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

FURTHER INFORMATION.

o You have a right to access and request correction of your personal information that is recorded with Allianz.

o Information obtained from a report prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

*You are entitled to receive, upon request to Allianz, a record of any subsequent disclosures of medical record information made by Allianz including the following:

1. the name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

2.   the date of the receipt or examination; and

3.   to the extent practicable, a description of the information disclosed.

         *FOR MONTANA RESIDENTS ONLY

If you have any questions about our privacy policy, please write, call, or email:
Allianz Life Insurance Company of North America
PO Box 1344, Minneapolis, MN  55440-1344
800/328-5600, www.allianzlife.com

APPENDIX A - condensed financial information
--------------------------------------------------------------------------------


The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit Value (AUV) information corresponding to the highest and lowest combination of charges is reflected in the tables below. AUV information reflecting the additional combination of charges is disclosed in the Appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

THE TABLE BELOW WILL BE UPDATED UPON AMENDMENT


(NUMBER OF UNITS IN THOUSANDS)      YEAR OR PERIOD ENDED DECEMBER 31, 2001      PERIOD FROM INCEPTION (02/01/2000)
                                                                                                                TO DECEMBER 31, 2000
                                       TRADITIONAL DEATH       ENHANCED DEATH               TRADITIONAL DEATH       ENHANCED DEATH
INVESTMENT OPTIONS:                         BENEFIT                BENEFIT                       BENEFIT                BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
USAZ ALLIANCE CAPITAL GROWTH AND INCOME
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.439                $10.435                            NA                    NA
Number of units outstanding at end of period    18                     10                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
USAZ ALLIANCE CAPITAL LARGE CAP GROWTH
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.522                $10.518                            NA                    NA
Number of units outstanding at end of period    33                     11                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
USAZ ALLIANCE CAPITAL TECHNOLOGY
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.741                $10.738                            NA                    NA
Number of units outstanding at end of period     6                      1                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
DAVIS VA FINANCIAL
Unit value at beginning of period          $13.289                $13.265                            NA                    NA
Unit value at end of period                $11.714                $11.669                       $13.289               $13.265
Number of units outstanding at end of period   192                    134                            90                    76
------------------------------------------------------------------------------------------------------------------------------------
DAVIS VA VALUE
Unit value at beginning of period          $10.894                $10.874                            NA                    NA
Unit value at end of period                 $9.601                 $9.565                       $10.894               $10.874
Number of units outstanding at end of period   441                    227                           130                    68
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $17.294                $16.857                            NA                    NA
Number of units outstanding at end of period     0                      1                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period          $30.892                $30.769                            NA                    NA
Unit value at end of period                $29.692                $29.515                       $30.892               $30.769
Number of units outstanding at end of period    76                     62                            15                    10
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN HIGH INCOME
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $17.756                $17.308                            NA                    NA
Number of units outstanding at end of period     0                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $27.495                $26.801                            NA                    NA
Number of units outstanding at end of period     6                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $18.045                $17.841                            NA                    NA
Number of units outstanding at end of period     6                      4                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $28.527                $27.807                            NA                    NA
Number of units outstanding at end of period     7                      5                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period          $22.634                $22.545                            NA                    NA
Unit value at end of period                $25.282               $25.131                        $22.634               $22.545
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at end of period   135                     90                             9                     5
FRANKLIN SMALL CAP
Unit value at beginning of period          $23.833                $23.739                            NA                    NA
Unit value at end of period                $19.867                $19.748                       $23.833               $23.739
Number of units outstanding at end of period   143                     73                            96                    21
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.576                $10.498                            NA                    NA
Number of units outstanding at end of period    19                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period          $20.771                $20.689                            NA                    NA
Unit value at end of period                $21.935                $21.804                       $20.771               $20.689
Number of units outstanding at end of period   243                    113                            64                    19
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON 2005
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $26.797                $26.121                            NA                    NA
Number of units outstanding at end of period     1                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON 2010
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $28.536                $27.816                            NA                    NA
Number of units outstanding at end of period     2                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period          $14.864                $14.806                            NA                    NA
Unit value at end of period                $14.654                $14.567                       $14.864               $14.806
Number of units outstanding at end of period   100                     41                            13                     3
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES
Unit value at beginning of period          $14.812                $14.754                            NA                    NA
Unit value at end of period                $15.594                $15.502                       $14.812               $14.754
Number of units outstanding at end of period   240                    164                             5                     4
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period           $8.489                 $8.455                            NA                    NA
Unit value at end of period                 $7.675                 $7.629                        $8.489                $8.455
Number of units outstanding at end of period    33                     29                            11                    NA
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $17.329                $16.990                            NA                    NA
Number of units outstanding at end of period     4                      1                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES
Unit value at beginning of period          $19.584                $19.507                            NA                    NA
Unit value at end of period                $19.009                $18.896                       $19.584               $19.507
Number of units outstanding at end of period    64                     49                             6                     8
------------------------------------------------------------------------------------------------------------------------------------
USAZ TEMPLETON DEVELOPED MARKETS FUND
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.223                $10.219                            NA                    NA
Number of units outstanding at end of period     0                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period           $8.484                 $8.484                            NA                    NA
Unit value at end of period                 $5.347                 $5.336                        $8.484                $8.484
Number of units outstanding at end of period    41                      2                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period           $7.948                 $7.947                            NA                    NA
Unit value at end of period                 $6.588                 $6.574                        $7.948                $7.947
Number of units outstanding at end of period    30                     53                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period           $8.945                 $8.929                            NA                    NA
Unit value at end of period                 $8.959                 $8.924                        $8.945                $8.929
Number of units outstanding at end of period   311                    124                           207                    41
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME
Unit value at beginning of period           $8.542                 $8.527                            NA                    NA
Unit value at end of period                 $9.536                 $9.500                        $8.542                $8.527
Number of units outstanding at end of period   157                     63                            79                     6
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET GROWTH & INCOME
Unit value at beginning of period           $8.893                 $8.877                            NA                    NA
Unit value at end of period                 $8.305                 $8.273                        $8.893                $8.877
Number of units outstanding at end of period   462                    473                           284                   170
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT HIGH YIELD
Unit value at beginning of period           $9.460                 $9.442                            NA                    NA
Unit value at end of period                 $9.535                 $9.498                        $9.460                $9.442
Number of units outstanding at end of period    77                     46                            14                     2
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period           $8.809                 $8.793                            NA                    NA
Unit value at end of period                 $8.227                 $8.195                        $8.809                $8.793
Number of units outstanding at end of period   127                     79                            50                    18
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN
Unit value at beginning of period          $10.652                $10.632                            NA                    NA
Unit value at end of period                $11.358                $11.314                       $10.652               $10.632
Number of units outstanding at end of period   568                    310                           117                     3
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO GROWTH AND INCOME
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.136                $10.133                            NA                    NA
Number of units outstanding at end of period     4                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO RENAISSANCE
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.991                $10.987                            NA                    NA
Number of units outstanding at end of period    31                     27                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO VALUE
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.934                $10.930                            NA                    NA
Number of units outstanding at end of period     2                      5                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period          $13.641                $13.616                            NA                    NA
Unit value at end of period                $16.572                $16.509                       $13.641               $13.616
Number of units outstanding at end of period   328                    149                            76                    16
------------------------------------------------------------------------------------------------------------------------------------
USAZ MONEY MARKET
Unit value at beginning of period          $10.349                $10.330                            NA                    NA
Unit value at end of period                $10.529                $10.489                       $10.349               $10.330
Number of units outstanding at end of period  1514                    790                           922                    55
------------------------------------------------------------------------------------------------------------------------------------
USAZ VAN KAMPEN AGGRESSIVE GROWTH
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                 $8.011                 $8.000                            NA                    NA
Number of units outstanding at end of period    39                     21                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
USAZ VAN KAMPEN COMSTOCK
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                 $9.315                 $9.302                            NA                    NA
Number of units outstanding at end of period   161                    446                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
USAZ VAN KAMPEN EMERGING GROWTH
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                 $9.118                 $9.106                            NA                    NA
Number of units outstanding at end of period   102                     69                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
USAZ VAN KAMPEN GROWTH AND INCOME
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                 $9.651                 $9.638                            NA                    NA
Number of units outstanding at end of period   138                    743                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
USAZ VAN KAMPEN GROWTH
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                 $9.504                 $9.491                            NA                    NA
Number of units outstanding at end of period    37                    335                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------

The USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Dreyfus Small Cap Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio and the USAZ Oppenheimer Emerging Growth Fund commenced operations under this Contract as of May 1, 2002, therefore no Accumulation Units are shown for these Investment Options.

The table above does not reflect unit values under the Enhanced GMIB or GMDB because they did not become available under this Contract as of the date of this prospectus.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION


                              USALLIANZ REWARDS (R)
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   MAY 1, 2003


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED May 1, 2003, AND AS MAY BE AMENDED FROM TIME TO TIME.





TABLE OF CONTENTS
------------------------------------------------------

                                                 Page
Insurance Company................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
Reduction or Elimination of the
 Contingent Deferred Sales Charge................   2
Calculation of Performance Data..................   3
Illustrations....................................  10
Federal Tax Status...............................  11
Annuity Provisions...............................  17
Financial Statements.............................  18
Appendix A- Illustrations........................  19





                                                                     REWSAI-0503

INSURANCE COMPANY
--------------------------------------------------------------------------------



Allianz Life Insurance Company of North America (the "Insurance Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Insurance Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Insurance Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

The Insurance Company is rated A++ by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed Annuity Payments from its general account.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2001 and the consolidated financial statements of the Insurance Company as of December 31, 2001 and 2000 and for each of the years in the three years ended December 31, 2001 have been included in this Statement of Additional Information in reliance upon the reports of KPMG LLP, independent accountants, included in this Statement of Additional Information and upon the authority of said firm as experts in accounting and auditing.

The Insurance Company audit report refers to a change in its method of accounting for derivative instruments in 2001 and a change in its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities in 1999. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
--------------------------------------------------------------------------------


Stewart Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
--------------------------------------------------------------------------------


USAllianz Investor Services, LLC, a subsidiary of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of Purchase Payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract owners will continue to hold the Contracts for a certain period of time); 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. The contingent deferred sales charge may be reduced or eliminated when the Contract is sold by an agent of the Insurance Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


TOTAL RETURN

From time to time, the Insurance Company may advertise the performance data for the divisions of the separate account (also known as subaccounts) in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a subaccount over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of the mortality and expense risk charge, the administrative charge, the operating expenses of the Investment Options and any applicable contingent deferred sales charge and contract maintenance charge ("Standardized Total Return"). The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is withdrawn at the end of the reporting period.


The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                           P(1+T)n = ERV

where:

           P      = a hypothetical initial payment of $1,000;

           T      = average annual total return;

           n      = number of years;

           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Investment Options and assumes that the income earned by the investment in the Investment Option is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD

The USAZ Money Market Fund ("Money Market Fund"). The Insurance Company may advertise yield information for the Money Market Fund. The Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge, the contract maintenance charge and, in certain instances, the value of the Investment Option's investment securities. Bonus amounts are not reflected in any performance information. The fact that the subaccount's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the subacount's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven-day period ending on December 31, 2001, the USAZ Money Market Fund had a current yield of -0.67% and an effective yield of -0.66%.

OTHER INVESTMENT OPTIONS. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((A-B) + 1)6 - 1]
                                       cd
where:

  a = net investment income earned during the period by the Investment Option attributable to shares owned by the subaccount;

  b      = expenses accrued for the period (net of reimbursements);

  c = the average daily number of Accumulation Units outstanding during the period;

  d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise yield information for any subaccount (other than the Money Market Fund).

PERFORMANCE RANKING

Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION

Certain Investment Options have been in existence for some time and have investment performance history. In order to show how investment performance of the Investment Options affects Accumulation Unit values, the following performance information was developed. Bonus amounts are not reflected in any performance information.

The Investment Options of Franklin Templeton Variable Insurance Products Trust available under this Contract issue Class 2 shares and have a distribution plan which is referred to as a rule 12b-1 plan. Class 2 shares have Rule 12b-1 plan expenses currently equal to 0.25% per year, which will affect future performance.

Because class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund Fund and Templeton Foreign Securities Fund), standardized class 2 Investment Option performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.


Accumulation Unit performance is reflected in the following tables. These charts show the highest and lowest expenses for New Contracts. High and low expenses for Original and Revised Contracts, if shown, would be lower.

The performance figures in Charts A and B reflect Accumulation Unit performance from Separate Account inception or, if later, the date that a particular Investment Option was added to the Separate Account. Chart A reflects performance for New Contracts with the Traditional GMDB and no GMIB (total Separate Account expenses of 1.70%). Chart B reflects performance for New Contracts with the Enhanced GMDB and the Enhanced GMIB (total Separate Account expenses of 2.60%).

The performance figures in Charts C and D reflect Accumulation Unit performance from Investment Option inception which may pre-date Separate Account Inception and assumes the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates as listed on the table. Chart C reflects performance for New Contracts with the Traditional GMDB and no GMIB (total Separate Account expenses of 1.70%). Chart D reflects performance for New Contracts with the Enhanced GMDB and the Enhanced GMIB (total Separate Account expenses of 2.60%).

Chart E reflects performance information for the Investment Options which does not include any contract fees, or expenses.


------------------------------------------------------------- ----------------- ---------------- -----------------
                                                               TOTAL SEPARATE
                                                              ACCOUNT EXPENSES      ACTUAL         HYPOTHETICAL
PRODUCT FEATURE                                                                   PERFORMANCE      PERFORMANCE
------------------------------------------------------------- ----------------- ---------------- -----------------
Traditional GMDB and no GMIB on New Contracts                      1.70%            Chart A          Chart C
------------------------------------------------------------- ----------------- ---------------- -----------------
Enhanced GMDB and Enhanced GMIB on New Contracts                   2.60%            Chart B          Chart D
------------------------------------------------------------- ----------------- ---------------- -----------------


The performance figures in Column I of each table represent performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Investment Options and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Column II represents performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Investment Options. Past performance does not guarantee future results.

[CHARTS A-D WILL BE UPDATED UPON AMENDMENT]


CHART A - NEW CONTRACTS WITH THE SELECTION OF THE TRADITIONAL GMDB AND NO
             GMIB (1.70%); BONUS IS NOT REFLECTED IN PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------


Total Return for the periods ended December 31, 2001:                                             ACTUAL

                                                     COLUMN I (WITH CHARGES)                  COLUMN II (WITHOUT CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION
                             IN INVESTMENT OPTION
------------------------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and   11/5/2001     N/A      N/A     N/A      N/A    -4.20     N/A      N/A     N/A      N/A    4.40
Income*
USAZ Alliance Capital Large Cap    11/5/2001     N/A      N/A     N/A      N/A    -3.37     N/A      N/A     N/A      N/A    5.23
Growth*
USAZ Alliance Capital Technology*  11/5/2001     N/A      N/A     N/A      N/A    -1.17     N/A      N/A     N/A      N/A    7.43
Davis VA Financial                  2/1/2000  -20.45      N/A     N/A      N/A     4.40  -11.85      N/A     N/A      N/A    8.68
Davis VA Value                      2/1/2000  -20.47      N/A     N/A      N/A    -6.99  -11.87      N/A     N/A      N/A   -2.25
Franklin Global Communications     1/24/1989  -39.16   -18.62   -5.09     1.29     4.26  -30.56   -14.45   -3.11     1.62    4.32
Securities - Class 21,2
Franklin Growth and Income         1/24/1989  -12.48     0.55    6.87     8.86     8.29   -3.88     3.38    8.14     9.07    8.36
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989   -6.13    -8.34   -3.20     4.16     4.47    2.47    -4.98   -1.35     4.44    4.54
Franklin Income Securities -       1/24/1989   -9.50     1.10    3.82     7.15     8.07   -0.90     3.90    5.25     7.38    8.13
Class 21,2
Franklin Large Cap Growth           5/1/1996  -21.48     2.56    8.75      N/A    10.12  -12.88     5.26    9.94      N/A   10.97
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989   -2.49     5.57    2.71     9.06     8.37    6.11     8.15    4.21     9.26    8.44
Franklin Rising Dividends          1/27/1992    3.10     2.78    8.88      N/A     9.19   11.70     5.50   10.07      N/A    9.41
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995  -25.24     8.08    7.47      N/A    10.84  -16.64    10.52    8.72      N/A   11.48
Franklin Small Cap Value            5/1/1998    3.32     8.69     N/A      N/A    -0.88   11.92    11.14     N/A      N/A    1.54
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989   -3.00     1.23    3.60     4.82     5.85    5.60     4.02    5.05     5.09    5.92
22
Franklin Zero Coupon 2005 - Class  3/14/1989   -1.46     0.33    4.50     6.77     7.94    7.14     3.17    5.90     7.01    8.00
12
Franklin Zero Coupon 2010 - Class  3/14/1989   -4.71    -1.38    4.84     7.64     8.47    3.89     1.55    6.22     7.86    8.53
12
Mutual Discovery Securities -      11/8/1996  -10.01     6.57    6.01      N/A     6.35   -1.41     9.09    7.33      N/A    7.48
Class 21,2
Mutual Shares Securities - Class   11/8/1996   -3.32     6.91    7.08      N/A     7.71    5.28     9.43    8.36      N/A    8.79
21,2
Templeton Developing Markets        3/4/1996  -18.19    -4.86  -10.55      N/A    -4.60   -9.59    -1.74   -8.06      N/A   -3.63
Securities - Class 21,2,3
Templeton Foreign Securities -      5/1/1992  -25.98    -4.59    0.12      N/A     5.43  -17.38    -1.48    1.75      N/A    5.69
Class 21,2,4
Templeton Growth Securities -      3/15/1994  -11.53     2.08    5.27      N/A     7.79   -2.93     4.82    6.63      N/A    8.25
Class 21,2
USAZ Templeton Developed Markets*  11/5/2001     N/A      N/A     N/A      N/A    -6.36     N/A      N/A     N/A      N/A    2.24
SP Jennison International Growth   12/15/2000 -45.58      N/A     N/A      N/A   -44.53  -36.98      N/A     N/A      N/A  -36.00
SP Strategic Partners Focused      12/15/2000 -25.71      N/A     N/A      N/A   -29.02  -17.11      N/A     N/A      N/A  -20.58
Growth
Oppenheimer Global Securities/VA    2/1/2000  -22.08      N/A     N/A      N/A   -11.50  -13.48      N/A     N/A      N/A   -6.55
Oppenheimer High Income/VA          2/1/2000   -8.31      N/A     N/A      N/A    -7.20    0.29      N/A     N/A      N/A   -2.45
Oppenheimer Main Street Growth &    2/1/2000  -20.24      N/A     N/A      N/A   -14.90  -11.64      N/A     N/A      N/A   -9.78
Income/VA
PIMCO VIT High Yield - Admin.       2/1/2000   -7.92      N/A     N/A      N/A    -5.24    0.68      N/A     N/A      N/A   -0.57
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000  -21.49      N/A     N/A      N/A   -15.41  -12.89      N/A     N/A      N/A  -10.27
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000   -1.99      N/A     N/A      N/A     4.44    6.61      N/A     N/A      N/A    8.73
Class
USAZ PIMCO Growth and Income*      11/5/2001     N/A      N/A     N/A      N/A    -7.23     N/A      N/A     N/A      N/A    1.37
USAZ PIMCO Renaissance*            11/5/2001     N/A      N/A     N/A      N/A     1.32     N/A      N/A     N/A      N/A    9.92
USAZ PIMCO Value*                  11/5/2001     N/A      N/A     N/A      N/A     0.75     N/A      N/A     N/A      N/A    9.35
Seligman Small-Cap Value - Class 1  2/1/2000   12.89      N/A     N/A      N/A    25.59   21.49      N/A     N/A      N/A   29.23
USAZ Money Market                   2/1/2000   -7.02      N/A     N/A      N/A    -1.80    1.58      N/A     N/A      N/A    2.72
USAZ Van Kampen Aggressive Growth*  5/1/2001     N/A      N/A     N/A      N/A   -28.49     N/A      N/A     N/A      N/A  -19.89
USAZ Van Kampen Comstock*           5/1/2001     N/A      N/A     N/A      N/A   -15.26     N/A      N/A     N/A      N/A   -6.66
USAZ Van Kampen Emerging Growth*    5/1/2001     N/A      N/A     N/A      N/A   -16.92     N/A      N/A     N/A      N/A   -8.32
USAZ Van Kampen Growth and Income*  5/1/2001     N/A      N/A     N/A      N/A   -12.08     N/A      N/A     N/A      N/A   -3.48
USAZ Van Kampen Growth*             5/1/2001     N/A      N/A     N/A      N/A   -13.55     N/A      N/A     N/A      N/A   -4.95
----------------------------------------------------------------------------------------------------------------------------------

*For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically  change the Investment  Options'  short-term  performance;  current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton  Developing  Markets Securities Fund and Templeton
Foreign Securities Fund),  standardized  Class 2 Investment Option performance for prior periods represents  historical results of
Class 1 shares.  For periods beginning 1/6/99 (or 5/1/97),  Class 2's results reflect an additional 12b-1 fee expense,  which also affects future performance.

3.For Templeton Developing Markets Securities Fund,  performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4. For Templeton Foreign Securities Fund,  performance prior to the 5/1/00 merger reflects the historical performance of Templeton
International Fund.

There is no  performance  shown for the USAZ AIM Basic  Value,  USAZ AIM Blue Chip,  USAZ AIM Dent  Demographic  Trends,  USAZ AIM
International  Equity,  Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging
Growth  Investment  Options  because they were first offered under this Contract as of May 1, 2002. The product's bonus feature is not reflected in these charts.





CHART B- NEW CONTRACTS WITH SELECTION OF THE ENHANCED GMDB AND ENHANCED
             GMIB (2.60%); BONUS IS NOT REFLECTED IN PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------


Total Return for the periods ended December 31, 2001:                                ACTUAL

                                                     COLUMN I (WITH CHARGES)                 COLUMN II (WITHOUT CHARGES)
------------------------------------------------------------------------------------------------------------------------------------
                               SEPARATE ACCOUNT
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION
                             IN INVESTMENT OPTION
-----------------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and   11/5/2001     N/A      N/A     N/A      N/A    -4.20     N/A      N/A     N/A      N/A    4.40
Income*
USAZ Alliance Capital Large Cap    11/5/2001     N/A      N/A     N/A      N/A    -3.37     N/A      N/A     N/A      N/A    5.23
Growth*
USAZ Alliance Capital Technology*  11/5/2001     N/A      N/A     N/A      N/A    -1.17     N/A      N/A     N/A      N/A    7.43
Davis VA Financial                  7/1/1999  -20.45      N/A     N/A      N/A    -1.72  -11.85      N/A     N/A      N/A    1.79
Davis VA Value                      7/1/1999  -20.47      N/A     N/A      N/A    -5.12  -11.87      N/A     N/A      N/A   -1.43
Franklin Global Communications     1/24/1989  -39.16   -18.62   -5.09     1.29     4.26  -30.56   -14.45   -3.11     1.62    4.32
Securities - Class 21,2
Franklin Growth and Income         1/24/1989  -12.48     0.55    6.87     8.86     8.29   -3.88     3.38    8.14     9.07    8.36
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989   -6.13    -8.34   -3.20     4.16     4.47    2.47    -4.98   -1.35     4.44    4.54
Franklin Income Securities -       1/24/1989   -9.50     1.10    3.82     7.15     8.07   -0.90     3.90    5.25     7.38    8.13
Class 21,2
Franklin Large Cap Growth           5/1/1996  -21.48     2.56    8.75      N/A    10.12  -12.88     5.26    9.94      N/A   10.97
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989   -2.49     5.57    2.71     9.06     8.37    6.11     8.15    4.21     9.26    8.44
Franklin Rising Dividends          1/27/1992    3.10     2.78    8.88      N/A     9.19   11.70     5.50   10.07      N/A    9.41
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995  -25.24     8.08    7.47      N/A    10.84  -16.64    10.52    8.72      N/A   11.48
Franklin Small Cap Value            5/1/1998    3.32     8.69     N/A      N/A    -0.88   11.92    11.14     N/A      N/A    1.54
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989   -3.00     1.23    3.60     4.82     5.85    5.60     4.02    5.05     5.09    5.92
22
Franklin Zero Coupon 2005 - Class  3/14/1989   -1.46     0.33    4.50     6.77     7.94    7.14     3.17    5.90     7.01    8.00
12
Franklin Zero Coupon 2010 - Class  3/14/1989   -4.71    -1.38    4.84     7.64     8.47    3.89     1.55    6.22     7.86    8.53
12
Mutual Discovery Securities -      11/8/1996  -10.01     6.57    6.01      N/A     6.35   -1.41     9.09    7.33      N/A    7.48
Class 21,2
Mutual Shares Securities - Class   11/8/1996   -3.32     6.91    7.08      N/A     7.71    5.28     9.43    8.36      N/A    8.79
21,2
Templeton Developing Markets        3/4/1996  -18.19    -4.86  -10.55      N/A    -4.60   -9.59    -1.74   -8.06      N/A   -3.63
Securities - Class 21,2,3
Templeton Foreign Securities -      5/1/1992  -25.98    -4.59    0.12      N/A     5.43  -17.38    -1.48    1.75      N/A    5.69
Class 21,2,4
Templeton Growth Securities -      3/15/1994  -11.53     2.08    5.27      N/A     7.79   -2.93     4.82    6.63      N/A    8.25
Class 21,2
USAZ Templeton Developed Markets*  11/5/2001     N/A      N/A     N/A      N/A    -6.36     N/A      N/A     N/A      N/A    2.24
SP Jennison International Growth   12/15/2000 -45.58      N/A     N/A      N/A   -44.53  -36.98      N/A     N/A      N/A  -36.00
SP Strategic Partners Focused      12/15/2000 -25.71      N/A     N/A      N/A   -29.02  -17.11      N/A     N/A      N/A  -20.58
Growth
Oppenheimer Global Securities/VA    2/1/2000  -22.08     9.32   12.46    11.87    10.86  -13.48    11.71   13.51    12.04   10.93
Oppenheimer High Income/VA          2/1/2000   -8.31    -3.95   -0.48     6.70     8.10    0.29    -0.87    1.19     6.93    8.16
Oppenheimer Main Street Growth &    2/1/2000  -20.24    -4.84    3.53      N/A    11.23  -11.64    -1.72    4.96      N/A   11.79
Income/VA
PIMCO VIT High Yield - Admin.       2/1/2000   -7.92    -3.21     N/A      N/A    -2.47    0.68    -0.18     N/A      N/A    0.04
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000  -21.49    -6.15     N/A      N/A     1.97  -12.89    -2.95     N/A      N/A    4.00
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000   -1.99     1.37     N/A      N/A     2.82    6.61     4.16     N/A      N/A    4.82
Class
USAZ PIMCO Growth and Income*      11/5/2001     N/A      N/A     N/A      N/A    -7.23     N/A      N/A     N/A      N/A    1.37
USAZ PIMCO Renaissance*            11/5/2001     N/A      N/A     N/A      N/A     1.32     N/A      N/A     N/A      N/A    9.92
USAZ PIMCO Value*                  11/5/2001     N/A      N/A     N/A      N/A     0.75     N/A      N/A     N/A      N/A    9.35
Seligman Small-Cap Value - Class 1  2/1/2000   12.89    26.53     N/A      N/A    14.53   21.49    28.35     N/A      N/A   16.21
USAZ Money Market                   2/1/2000   -7.02      N/A     N/A      N/A    -1.80    1.58      N/A     N/A      N/A    2.72
USAZ Van Kampen Aggressive Growth*  5/1/2001     N/A      N/A     N/A      N/A   -28.49     N/A      N/A     N/A      N/A  -19.89
USAZ Van Kampen Comstock*           5/1/2001     N/A      N/A     N/A      N/A   -15.26     N/A      N/A     N/A      N/A   -6.66
USAZ Van Kampen Emerging Growth*    5/1/2001     N/A      N/A     N/A      N/A   -16.92     N/A      N/A     N/A      N/A   -8.32
USAZ Van Kampen Growth and Income*  5/1/2001     N/A      N/A     N/A      N/A   -12.08     N/A      N/A     N/A      N/A   -3.48
USAZ Van Kampen Growth*             5/1/2001     N/A      N/A     N/A      N/A   -13.55     N/A      N/A     N/A      N/A   -4.95
----------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically  change the Investment  Options'  short-term  performance;  current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton  Developing  Markets Securities Fund and Templeton
Foreign Securities Fund),  standardized  Class 2 Investment Option performance for prior periods represents  historical results of
Class 1 shares.  For periods beginning 1/6/99 (or 5/1/97),  Class 2's results reflect an additional 12b-1 fee expense,  which also affects future performance.

3.For Templeton Developing Markets Securities Fund,  performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing
Markets Fund.

4. For Templeton Foreign Securities Fund,  performance prior to the 5/1/00 merger reflects the historical performance of Templeton
International Fund.

There is no  performance  shown for the USAZ AIM Basic  Value,  USAZ AIM Blue Chip,  USAZ AIM Dent  Demographic  Trends,  USAZ AIM
International  Equity,  Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging
Growth  Investment  Options  because they were first offered under this Contract as of May 1, 2002. The product's bonus feature is not reflected in these charts.



CHART C - NEW CONTRACTS WITH SELECTION OF THE TRADITIONAL GMDB AND NO
             GMIB (1.70%); BONUS IS NOT REFLECTED IN PERFORMANCE
-------------------------------------------------------------------------------------------------------------------


Total Return for the periods ended December 31, 2001:                                 HYPOTHETICAL

                                                     COLUMN I (WITH CHARGES)                  COLUMN II (WITHOUT CHARGES)
-------------------------------------------------------------------------------------------------------------------
                               INVESTMENT OPTION
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION

-------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and   11/5/2001       N/A     N/A      N/A     N/A    -4.68     N/A      N/A      N/A     N/A     3.88
Income*
USAZ Alliance Capital Large Cap    11/5/2001       N/A     N/A      N/A     N/A    -3.85     N/A      N/A      N/A     N/A     4.70
Growth*
USAZ Alliance Capital Technology*  11/5/2001       N/A     N/A      N/A     N/A    -1.66     N/A      N/A      N/A     N/A     6.89
Davis VA Financial                  7/1/1999    -20.85     N/A      N/A     N/A    -2.21  -12.29      N/A      N/A     N/A     1.28
Davis VA Value                      7/1/1999    -20.87     N/A      N/A     N/A    -5.59  -12.31      N/A      N/A     N/A    -1.92
Franklin Global Communications     1/24/1989    -39.46  -19.03    -5.56    0.78     3.74  -30.91   -14.88    -3.59    1.11     3.80
Securities - Class 21,2
Franklin Growth and Income         1/24/1989    -12.92    0.05     6.34    8.32     7.75   -4.36     2.86     7.60    8.52     7.82
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989     -6.60   -8.80    -3.68    3.64     3.95    1.96    -5.46    -1.84    3.92     4.02
Franklin Income Securities -       1/24/1989     -9.95    0.59     3.30    6.61     7.53   -1.40     3.38     4.72    6.84     7.59
Class 21,2
Franklin Large Cap Growth           5/1/1996    -21.87    2.05     8.21     N/A     9.57  -13.32     4.73     9.39     N/A    10.42
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989     -2.98    5.04     2.20    8.51     7.83    5.58     7.61     3.69    8.71     7.90
Franklin Rising Dividends          1/27/1992      2.58    2.27     8.34     N/A     8.64   11.14     4.97     9.52     N/A     8.86
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995    -25.61    7.54     6.93     N/A    10.29  -17.06     9.97     8.18     N/A    10.92
Franklin Small Cap Value            5/1/1998      2.80    8.15      N/A     N/A    -1.38   11.36    10.58      N/A     N/A     1.03
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989     -3.49    0.72     3.08    4.30     5.32    5.07     3.50     4.52    4.56     5.39
22
Franklin Zero Coupon 2005 - Class  3/14/1989     -1.95   -0.17     3.98    6.24     7.40    6.60     2.65     5.37    6.47     7.46
12
Franklin Zero Coupon 2010 - Class  3/14/1989     -5.19   -1.87     4.32    7.10     7.93    3.37     1.04     5.69    7.32     7.99
12
Mutual Discovery Securities -      11/8/1996    -10.46    6.04     5.48     N/A     5.82   -1.90     8.54     6.79     N/A     6.94
Class 21,2
Mutual Shares Securities - Class   11/8/1996     -3.80    6.38     6.54     N/A     7.17    4.75     8.88     7.82     N/A     8.25
21,2
Templeton Developing Markets        3/4/1996    -18.60   -5.34   -11.00     N/A    -5.08  -10.04    -2.23    -8.52     N/A    -4.11
Securities - Class 21,2,3
Templeton Foreign Securities -      5/1/1992    -26.35   -5.07    -0.38     N/A     4.90   -3.42     4.30     6.10     N/A     7.71
Class 21,2,4
Templeton Growth Securities -      3/15/1994    -11.97    1.57     4.74     N/A     7.25  -17.79    -1.97     1.24     N/A     5.16
Class 21,2
USAZ Templeton Developed Markets*  11/5/2001       N/A     N/A      N/A     N/A    -6.83     N/A      N/A      N/A     N/A     1.73
SP Jennison International Growth   12/15/2000   -45.85     N/A      N/A     N/A   -44.81  -37.30      N/A      N/A     N/A   -36.32
SP Strategic Partners Focused      12/15/2000   -26.08     N/A      N/A     N/A   -29.37  -17.52      N/A      N/A     N/A   -20.98
Growth
Oppenheimer Global Securities/VA    2/1/2000    -22.47    8.77    11.90   11.31    10.31  -13.91    11.15    12.94   11.48    10.38
Oppenheimer High Income/VA          2/1/2000     -8.77   -4.43    -0.98    6.17     7.56   -0.21    -1.37     0.68    6.40     7.62
Oppenheimer Main Street Growth &    2/1/2000    -20.64   -5.32     3.01     N/A    10.67  -12.08    -2.21     4.44     N/A    11.23
Income/VA
PIMCO VIT High Yield - Admin.       2/1/2000     -8.38   -3.69      N/A     N/A    -2.96    0.18    -0.68      N/A     N/A    -0.46
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000    -21.88   -6.62      N/A     N/A     1.46  -13.33    -3.44      N/A     N/A     3.48
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000     -2.48    0.86      N/A     N/A     2.31    6.08     3.64      N/A     N/A     4.30
Class
USAZ PIMCO Growth and Income*      11/5/2001       N/A     N/A      N/A     N/A    -7.69     N/A      N/A      N/A     N/A     0.86
USAZ PIMCO Renaissance*            11/5/2001       N/A     N/A      N/A     N/A     0.81     N/A      N/A      N/A     N/A     9.37
USAZ PIMCO Value*                  11/5/2001       N/A     N/A      N/A     N/A     0.25     N/A      N/A      N/A     N/A     8.80
Seligman Small-Cap Value - Class 1  2/1/2000     12.33   25.90      N/A     N/A    13.96   20.88    27.71      N/A     N/A    15.63
USAZ Money Market                   2/1/2000     -7.48     N/A      N/A     N/A    -2.29    1.07      N/A      N/A     N/A     2.21
USAZ Van Kampen Aggressive Growth*  5/1/2001       N/A     N/A      N/A     N/A   -28.85     N/A      N/A      N/A     N/A   -20.29
USAZ Van Kampen Comstock*           5/1/2001       N/A     N/A      N/A     N/A   -15.68     N/A      N/A      N/A     N/A    -7.13
USAZ Van Kampen Emerging Growth*    5/1/2001       N/A     N/A      N/A     N/A   -17.82     N/A      N/A      N/A     N/A    -9.27
USAZ Van Kampen Growth and Income*  5/1/2001       N/A     N/A      N/A     N/A   -12.52     N/A      N/A      N/A     N/A    -3.96
USAZ Van Kampen Growth*             5/1/2001       N/A     N/A      N/A     N/A   -13.98     N/A      N/A      N/A     N/A    -5.43
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically  change the Investment  Options'  short-term  performance;  current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton  Developing  Markets Securities Fund and Templeton
Foreign Securities Fund),  standardized  Class 2 Investment Option performance for prior periods represents  historical results of
Class 1 shares.  For periods beginning 1/6/99 (or 5/1/97),  Class 2's results reflect an additional 12b-1 fee expense,  which also affects future performance.

3.For Templeton Developing Markets Securities Fund,  performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4. For Templeton Foreign Securities Fund,  performance prior to the 5/1/00 merger reflects the historical performance of Templeton
International Fund.

There is no  performance  shown for the USAZ AIM Basic  Value,  USAZ AIM Blue Chip,  USAZ AIM Dent  Demographic  Trends,  USAZ AIM
International  Equity,  Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging
Growth  Investment  Options  because they were first offered under this Contract as of May 1, 2002. The product's bonus feature is not reflected in these charts.




CHART        D - NEW CONTRACTS WITH SELECTION OF THE ENHANCED GMDB AND ENHANCED
             GMIB (2.60%); BONUS IS NOT REFLECTED IN PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
Total Return for the periods ended December 31, 2001:                                HYPOTHETICAL


                                                     COLUMN I (WITH CHARGES)                 COLUMN II (WITHOUT CHARGES)
------------------------------------------------------------------------------------------------------------------
                               INVESTMENT OPTION
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION

------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and   11/5/2001     N/A      N/A     N/A      N/A    -4.20     N/A      N/A     N/A      N/A    4.40
Income*
USAZ Alliance Capital Large Cap    11/5/2001     N/A      N/A     N/A      N/A    -3.37     N/A      N/A     N/A      N/A    5.23
Growth*
USAZ Alliance Capital Technology*  11/5/2001     N/A      N/A     N/A      N/A    -1.17     N/A      N/A     N/A      N/A    7.43
Davis VA Financial                  7/1/1999  -20.45      N/A     N/A      N/A    -1.72  -11.85      N/A     N/A      N/A    1.79
Davis VA Value                      7/1/1999  -20.47      N/A     N/A      N/A    -5.12  -11.87      N/A     N/A      N/A   -1.43
Franklin Global Communications     1/24/1989  -39.16   -18.62   -5.09     1.29     4.26  -30.56   -14.45   -3.11     1.62    4.32
Securities - Class 21,2
Franklin Growth and Income         1/24/1989  -12.48     0.55    6.87     8.86     8.29   -3.88     3.38    8.14     9.07    8.36
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989   -6.13    -8.34   -3.20     4.16     4.47    2.47    -4.98   -1.35     4.44    4.54
Franklin Income Securities -       1/24/1989   -9.50     1.10    3.82     7.15     8.07   -0.90     3.90    5.25     7.38    8.13
Class 21,2
Franklin Large Cap Growth           5/1/1996  -21.48     2.56    8.75      N/A    10.12  -12.88     5.26    9.94      N/A   10.97
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989   -2.49     5.57    2.71     9.06     8.37    6.11     8.15    4.21     9.26    8.44
Franklin Rising Dividends          1/27/1992    3.10     2.78    8.88      N/A     9.19   11.70     5.50   10.07      N/A    9.41
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995  -25.24     8.08    7.47      N/A    10.84  -16.64    10.52    8.72      N/A   11.48
Franklin Small Cap Value            5/1/1998    3.32     8.69     N/A      N/A    -0.88   11.92    11.14     N/A      N/A    1.54
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989   -3.00     1.23    3.60     4.82     5.85    5.60     4.02    5.05     5.09    5.92
22
Franklin Zero Coupon 2005 - Class  3/14/1989   -1.46     0.33    4.50     6.77     7.94    7.14     3.17    5.90     7.01    8.00
12
Franklin Zero Coupon 2010 - Class  3/14/1989   -4.71    -1.38    4.84     7.64     8.47    3.89     1.55    6.22     7.86    8.53
12
Mutual Discovery Securities -      11/8/1996  -10.01     6.57    6.01      N/A     6.35   -1.41     9.09    7.33      N/A    7.48
Class 21,2
Mutual Shares Securities - Class   11/8/1996   -3.32     6.91    7.08      N/A     7.71    5.28     9.43    8.36      N/A    8.79
21,2
Templeton Developing Markets        3/4/1996  -18.19    -4.86  -10.55      N/A    -4.60   -9.59    -1.74   -8.06      N/A   -3.63
Securities - Class 21,2,3
Templeton Foreign Securities -      5/1/1992  -25.98    -4.59    0.12      N/A     5.43  -17.38    -1.48    1.75      N/A    5.69
Class 21,2,4
Templeton Growth Securities -      3/15/1994  -11.53     2.08    5.27      N/A     7.79   -2.93     4.82    6.63      N/A    8.25
Class 21,2
USAZ Templeton Developed Markets*  11/5/2001     N/A      N/A     N/A      N/A    -6.36     N/A      N/A     N/A      N/A    2.24
SP Jennison International Growth   12/15/2000 -45.58      N/A     N/A      N/A   -44.53  -36.98      N/A     N/A      N/A  -36.00
SP Strategic Partners Focused      12/15/2000 -25.71      N/A     N/A      N/A   -29.02  -17.11      N/A     N/A      N/A  -20.58
Growth
Oppenheimer Global Securities/VA    2/1/2000  -22.08     9.32   12.46    11.87    10.86  -13.48    11.71   13.51    12.04   10.93
Oppenheimer High Income/VA          2/1/2000   -8.31    -3.95   -0.48     6.70     8.10    0.29    -0.87    1.19     6.93    8.16
Oppenheimer Main Street Growth &    2/1/2000  -20.24    -4.84    3.53      N/A    11.23  -11.64    -1.72    4.96      N/A   11.79
Income/VA
PIMCO VIT High Yield - Admin.       2/1/2000   -7.92    -3.21     N/A      N/A    -2.47    0.68    -0.18     N/A      N/A    0.04
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000  -21.49    -6.15     N/A      N/A     1.97  -12.89    -2.95     N/A      N/A    4.00
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000   -1.99     1.37     N/A      N/A     2.82    6.61     4.16     N/A      N/A    4.82
Class
USAZ PIMCO Growth and Income*      11/5/2001     N/A      N/A     N/A      N/A    -7.23     N/A      N/A     N/A      N/A    1.37
USAZ PIMCO Renaissance*            11/5/2001     N/A      N/A     N/A      N/A     1.32     N/A      N/A     N/A      N/A    9.92
USAZ PIMCO Value*                  11/5/2001     N/A      N/A     N/A      N/A     0.75     N/A      N/A     N/A      N/A    9.35
Seligman Small-Cap Value - Class 1  2/1/2000   12.89    26.53     N/A      N/A    14.53   21.49    28.35     N/A      N/A   16.21
USAZ Money Market                   2/1/2000   -7.02      N/A     N/A      N/A    -1.80    1.58      N/A     N/A      N/A    2.72
USAZ Van Kampen Aggressive Growth*  5/1/2001     N/A      N/A     N/A      N/A   -28.49     N/A      N/A     N/A      N/A  -19.89
USAZ Van Kampen Comstock*           5/1/2001     N/A      N/A     N/A      N/A   -15.26     N/A      N/A     N/A      N/A   -6.66
USAZ Van Kampen Emerging Growth*    5/1/2001     N/A      N/A     N/A      N/A   -16.92     N/A      N/A     N/A      N/A   -8.32
USAZ Van Kampen Growth and Income*  5/1/2001     N/A      N/A     N/A      N/A   -12.08     N/A      N/A     N/A      N/A   -3.48
USAZ Van Kampen Growth*             5/1/2001     N/A      N/A     N/A      N/A   -13.55     N/A      N/A     N/A      N/A   -4.95
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------      *     For
Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically  change the Investment  Options'  short-term  performance;  current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton  Developing  Markets Securities Fund and Templeton
Foreign Securities Fund),  standardized  Class 2 Investment Option performance for prior periods represents  historical results of
Class 1 shares.  For periods beginning 1/6/99 (or 5/1/97),  Class 2's results reflect an additional 12b-1 fee expense,  which also affects future performance.

3.For Templeton Developing Markets Securities Fund,  performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4. For Templeton Foreign Securities Fund,  performance prior to the 5/1/00 merger reflects the historical performance of Templeton
International Fund.

There is no  performance  shown for the USAZ AIM Basic  Value,  USAZ AIM Blue Chip,  USAZ AIM Dent  Demographic  Trends,  USAZ AIM
International  Equity,  Dreyfus Small Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ Oppenheimer Emerging
Growth  Investment  Options  because they were first offered under this Contract as of May 1, 2002. The product's bonus feature is not reflected in these charts.





CHART E - INVESTMENT OPTION PERFORMANCE (NO CONTRACT CHARGES)


Total Return for the periods ended December 31, 2001
____________________________________________________________________________________________
                                                       ONE      FIVE       TEN        SINCE
INVESTMENT OPTION                                     YEAR      YEAR      YEAR      INCEPTION
                                                        %         %         %           %

USAZ Alliance Capital Growth and Income                   N/A       N/A       N/A        4.67
USAZ Alliance Capital Large Cap Growth                    N/A       N/A       N/A        5.50
USAZ Alliance Capital Technology                          N/A       N/A       N/A        7.70
Davis VA Financial                                     -10.37       N/A       N/A        3.48
Davis VA Value                                         -10.39       N/A       N/A        0.21
Franklin Global Communications Securities - Class      -29.40     -1.50      3.40        6.03
21,2
Franklin Growth and Income Securities - Class 21,2      -2.28      9.94     11.22       10.15
Franklin High Income - Class 21,2                        4.18      0.30      6.20        6.25
Franklin Income Securities - Class 21,2                  0.76      7.00      9.26        9.91
Franklin Large Cap Growth Securities - Class 21,2      -11.43     11.77       N/A       12.82
Franklin Real Estate - Class 21,2                        7.88      5.94     11.45       10.22
Franklin Rising Dividends Securities - Class 21,2       13.57     11.90       N/A       11.22
Franklin Small Cap - Class 21,2                        -15.25     10.53       N/A       13.45
Franklin Small Cap Value Securities - Class 21,2        13.79       N/A       N/A        3.23
Franklin U.S. Government - Class 22                      7.37      6.79      6.91        7.69
Franklin Zero Coupon 2005 - Class 12                     8.93      7.66      8.93        9.80
Franklin Zero Coupon 2010 - Class 12                     5.62      7.98      9.87       10.34
Mutual Discovery Securities - Class 21,2                 0.24      9.12       N/A        9.27
Mutual Shares Securities - Class 21,2                    7.04     10.16       N/A       10.60
Templeton Developing Markets Securities - Class         -8.08    -11.78       N/A      -11.10
21,2,3
Templeton Foreign Securities-Class 21,2,4              -15.99      4.63       N/A        9.64
Templeton Growth Securities-Class 21,2                  -1.31      8.40       N/A       10.05
USAZ Templeton Developed Markets                          N/A       N/A       N/A        2.50
SP Jennison International Growth                       -35.92       N/A       N/A      -37.67
SP Strategic Partners Focused Growth                   -20.80       N/A       N/A      -19.93
Oppenheimer Global Securities/VA                       -12.04     15.40     13.91          NA
Oppenheimer High Income/VA                               1.97      2.87      8.71          NA
Oppenheimer Main Street Growth & Income/VA             -10.16      6.71       N/A       13.67
PIMCO VIT High Yield - Admin. Class                      2.35       N/A       N/A        1.70
PIMCO VIT StocksPLUS Growth & Income - Admin. Class    -11.43       N/A       N/A        5.73
PIMCO VIT Total Return - Admin. Class                    8.37       N/A       N/A        6.55
USAZ PIMCO Growth and Income                              N/A       N/A       N/A        1.63
USAZ PIMCO Renaissance                                    N/A       N/A       N/A       10.20
USAZ PIMCO Value                                          N/A       N/A       N/A        9.63
Seligman Small-Cap Value - Class 1                      23.52       N/A       N/A       18.14
USAZ Money Market                                        3.27       N/A       N/A        4.24
USAZ Van Kampen Aggressive Growth                         N/A       N/A       N/A      -19.00
USAZ Van Kampen Comstock                                  N/A       N/A       N/A       -5.63
USAZ Van Kampen Emerging Growth                           N/A       N/A       N/A       -7.80
USAZ Van Kampen Growth and Income                         N/A       N/A       N/A       -2.41
USAZ Van Kampen Growth                                    N/A       N/A       N/A       -3.90

1.Ongoing stock market volatility can dramatically change the Investment
  Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton
  Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99
  (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the
  5/1/00 merger reflects the historical performance of the Templeton Developing
  Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the USAZ AIM Basic Value, USAZ AIM Blue Chip,
USAZ AIM Dent Demographic Trends, USAZ AIM International Equity, Dreyfus Small
Cap Stock Index, Dreyfus Stock Index, Jennison 20/20 Focus and the USAZ
Oppenheimer Emerging Growth Investment Options because they were first offered under this Contract,as of May 1, 2002.


ILLUSTRATIONS
--------------------------------------------------------------------------------


Allianz Life may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "pay-in", or Accumulation Phase, or the "pay-out", or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another illustration alternative, we may use the Standard & Poor's 500 Composite Price Index or other recognized investment benchmark to show how values may vary. "Pay-in" and "pay-out" illustration may have various features as follows:

o Pay-in illustrations assume an initial lump sum Purchase Payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract Values, withdrawal values, or the death benefit. Pay-in illustrations may also be designed to show the effect of periodic additional Purchase Payments and withdrawals. Pay-in illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum Purchase Payments into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period. Pay-in illustrations will reflect the bonus.

o Pay-out illustrations are designed to show the hypothetical effect of annuitizing a Contract, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable pay-out illustration would be based upon a combination of adjusted historical performance or on the historical returns of an investment benchmark, an assumed investment return (AIR), and the Annuitant's age whereas a fixed pay-out illustration would be based upon the Annuitant's age, the pay-out option selected, and the pay-out factor rates currently in effect on the date of the illustration. Variable pay-out illustrations may also show the portion of each pay-out that is subject to income tax and the portion that is non-taxable. Where applicable, a pay-out illustration will show the effect of the Enhanced GMIB or GMDB that is credited to a Contract in the event of certain annuitizations or death benefit payouts. In addition to variable and fixed pay-out illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from Qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected and mortality and expense risk charges. Contract maintenance charges may or may not be deducted. For assumed rate or investment benchmark pay-in illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges will vary, depending upon the Contract features you select. For withdrawal values, the contingent deferred sales charges are also reflected. Illustrations will not reflect the deduction of any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

More detailed information about customer illustrations is found in Appendix A to this SAI. This information is incorporated herein by reference.

FEDERAL TAX STATUS
-------------------------------------------------------------------------------

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the Annuity Option elected. For a lump sum payment received as a total withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For Annuity Payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Investment Options underlying the Contract will be managed by the investment managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified deferred annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract Qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulation Value is treated for federal income tax purposes as a withdrawal of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Accumulation Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain annuity starting dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the owner's death. The designated Beneficiary refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the death or change of an annuitant is treated as the death of the owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate Purchase Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to Purchase Payments made prior to August 14, 1982.


With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain Non-Qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A.  TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.  INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum amount each year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A Qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.


With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity or to a "5% owner" (as defined in the Code). Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.


TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS


The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of an Investment Option. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Investment Option(s).

ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each subaccount the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each subaccount. The Annuity Payment in each subaccount is determined by multiplying the number of Annuity Units then allocated to such subaccount by the Annuity Unit value for that subaccount. On each subsequent valuation date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a valuation period is equal to:

a. the value of the Annuity Unit for the immediately preceding valuation period.

b. multiplied by the Net Investment Factor for the current valuation period;

c. divided by the Assumed Net Investment Factor (see below) for the valuation period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Company may agree to use a different rate (which will never exceed 7%).



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Insurance Company as of and for the year ended December 31, ____, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, ____ are also included herein.

                            APPENDIX A - ILLUSTRATIONS                       A-1
                              IMPORTANT DISCLOSURES
                        ADJUSTED HISTORICAL ILLUSTRATION

THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how the performance of the underlying Investment Options offered through the Contract may affect Contract Values, death benefits, and income benefits over an extended period of time. This illustration is based on historical rates of return and is not intended to serve as a projection or prediction of future investment returns. It illustrates how much the Contract would hypothetically be worth, and how much the guaranteed death benefit and guaranteed minimum income benefit would be, at the end of each year if: (1) the product were offered and the customer purchased the variable annuity on the hypothetical Contract date; (2) the customer had made the Purchase Payments shown; and (3) the customer had allocated the Purchase Payments to the Investment Options indicated.

To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

 This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one option than to other options (for example, 50% to one option, 30% to a second option, and 20% to a third option), performance may be shown as weighted aggregate performance.

Performance data for the Investment Options illustrated in this illustration reflects the deduction of the Contract separate account insurance charges and contract maintenance charge. The fees and expenses of the underlying Investment Options which serve as funding vehicles are also reflected. The contingent deferred sales charge (CDSC) may or may not be reflected, depending upon what is being illustrated. For example, the CDSC would be deducted from cash withdrawal value figures that are illustrated, but not Contract Value figures. Please refer to the prospectus for full details on charges, expenses and fees.

STANDARDIZED AVERAGE ANNUAL RETURN: Any adjusted historical performance illustration is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum investment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the sub-account, if later. In contrast, illustration material may depict returns from the inception date of the applicable portfolio, if earlier than the inception date of the sub-account. Standardized return includes the effect of all portfolio expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a CDSC at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.

The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the Investment Options selected, commencing on the hypothetical purchase date, and calculates the change in Contract Value from the beginning of the

--------------------------------------------------------------------------------


This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.


 xx/xx/2002                                                   Page x of y
hypothetical period to the end of the period, adjusted for additional Purchase Payments and any withdrawals. The adjusted historical average annual return commences on the inception date of the Investment Option and includes mortality & expense charges, administration charges, and Investment Option fees, but does not include CDSC.

Weighted aggregate return for the portfolios selected for the total period shown is: XX.XX%. Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.


TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration.While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any tax-qualified account, e.g., IRA, or TSA, the tax deferred growth feature is already provided by the tax Qualified retirement plan. Therefore, product features and benefits other than Tax Deferral should be reasons for acquiring an annuity in a Qualified retirement plan. If the Contract is an individual retirement annuity or other Qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.


The tax treatment of death benefit proceeds of an annuity Contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

Please read the prospectus for further information.

BONUS: The Contract provides a bonus during the Accumulation Phase based on total net Purchase Payments made prior to age 81 based on the following schedule:

                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $24,999                           4%
                  $25,000 - $99,999                      5%
                  $100,000 - $999,999                    6%
                  $1,000,000 - $4,999,999                7%
                  $5,000,000 +                           8%

Bonus amounts are available for withdrawal, annuitization or payment of the death benefit only when such amounts become vested as follows:

                                      VESTING
                  YEAR              PERCENTAGE
                    1                      0%
                    2                     35%
                    3                     70%
                    4+                    100%


--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

 xx/xx/2002                                                   Page x of y

Allianz Life deducts a higher mortality and expense risk charge and assesses a CDSC based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the CDSC still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. If you choose a GMIB, a Guaranteed Partial Withdrawal Benefit (GPWB) will automatically be included in the Contract with no additional charge. Allianz Life also deducts an administrative charge. These charges, together with the contract maintenance charge, are for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract Value invested in the Variable Options.


                                             CHARGES FOR CONTRACT WITH     CHARGES FOR CONTRACT WITH     CHARGES FOR CONTRACTS WITH
                                                        NO GMIB                   TRADITIONAL  GMIB            ENHANCED GMIB
                                               M&E       Admin.      Total     M&E     Admin.      Total   M&E       Admin.   Total
                                              CHARGE     CHARGE      CHARGE   CHARGE   CHARGE      CHARGE  CHARGE    CHARGE  CHARGE
Traditional Guaranteed Minimum Death Benefit    1.55%     .15%       1.70%     1.75%     .15%       1.90%   2.25%     .15%    2.40%
Enhanced Guaranteed Minimum Death Benefit       1.85%     .15%       2.00%     2.00%     .15%       2.15%   2.45%     .15%    2.60%

The selection of the GMIB and the GMDB must be made at the time of initial Purchase Payment. Once selected, they cannot be changed.

The GMIB guarantees that your Annuity Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. We will use current fixed payout rates applied to the Contract Value adjusted for any applicable MVA (less any contingent deferred sales charges and any applicable premium taxes) to calculate your Annuity Payments if that produces a greater payment. However, if we do not use the GMIB value to calculate your Annuity Payments you will incur higher Contract expenses without receiving any explicit benefit from the GMIB option.

The GMIB is subject to a 10-year waiting period and your Contract must be annuitized under one of the fixed Annuity Options. If a period certain annuity option is chosen, the period must be a minimum of 10 years. If you do not hold your Contract for ten years before the Income Date, you cannot take advantage of the GMIB benefit.

You can always annuitize your Contract Value (adjusted for any MVA) three years or more after the Issue Date under a fixed and/or variable Annuity Option. Some states may require a shorter period of time. The GPWB guarantees an annual income through partial withdrawals equal to 10% of the GPWB value at the time of exercise after the 10th Contract Anniversary until the GPWB value is less than the GPWB benefit. Each GPWB benefit reduces the GPWB value. Any partial withdrawal made in excess of the GPWB benefit reduces the GPWB value proportionally, The GPWB benefit is paid until the GPWB benefit is greater than the GPWB value, at which time the balance is paid. At the time the last GPWB benefit has been paid, you have the option of either annuitizing or receiving a lump sum payment of the remaining Contract value adjusted for any applicable MVA (less any contingent deferred sales charges and any applicable premium taxes).

The Traditional GMIB and GPWB Values are equal to the total Purchase Payments adjusted for partial withdrawals.

--------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

 xx/xx/2002                                                   Page x of y

The Enhanced GMDB and GMIB and GPWB Values are equal to the greater of:
o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of purchase payments adjusted for partial withdrawals); or
o the maximum Contract Value on any Contract Anniversary plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals prior to age 81.

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o the enhanced guaranteed minimum death benefit (see above).

 If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 8.5% in the first Contract year and declines to 0% after Contract year 10.

There are also daily investment portfolio charges which currently range, on an annual basis, from 0.57% to 1.82% of the average daily value of the Portfolio, depending upon the Portfolio.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the investment performance of the selected Investment Option(s). The Contract Value reflects all portfolio expenses and all charges for the Contract features selected, but does not include the CDSC. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against "Contract Value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

 IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a Contract purchased by you may be worth more or less than your original cost.

 International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

-------------------------------------------------------------------------------





This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                             A-5
                              USALLIANZ REWARDS(R)


PREPARED FOR:                                                          CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                       Contract Type: Non-Qualified
                                                                       Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                                      Guaranteed Minimum Death Benefit (GMDB):


                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                            ADJUSTED PORTFOLIO RETURN
 As of [12/31/2000], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes and without regard to any bonus:



                                                                              SINCE         DATE OF      SINCE         DATE OF
                                                                            PORTFOLIO      PORTFOLIO   SUB-ACCOUNT  SUB-ACCOUNT
INVESTMENT OPTION                              1 YEAR   5 YEAR    10 YEAR   INCEPTION     INCEPTION    INCEPTION       INCEPTION
USAZ MONEY MARKET FUND                           *         *          *       *                                      5/1/2001
DAVIS VA FINANCIAL PORTFOLIO                     *         *          *       *                                  5/1/2001
DAVIS VA VALUE PORTFOLIO                       XXX%        XXX%     XXX%      XXX%                                   4/19/1995

Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life Sub-Account. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the CDSC is reflected at the end of each period shown. Non-standardized performance reflecting Portfolio returns prior to Sub-Account inception have been adjusted for Contract expenses. The bonus credited on Contracts purchased prior to attained age 81 is shown only from the date the Contracts were first offered, on [date].



Past performance is not necessarily indicative of future results.


       [THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]







--------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                             A-6
                              USALLIANZ REWARDS(R)


PREPARED FOR:                                                          CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                       Contract Type: Non-Qualified
                                                                       Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                                      Guaranteed Minimum Death Benefit (GMDB):

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Portfolio (___%)
____ Portfolio (___%)

                          EFFECT OF ADJUSTED HISTORICAL
                     RETURNS ON ILLUSTRATED CONTRACT VALUES


--------------- -------- --------------------- ---------- ---------------- ------------ ---------------- ------------ ----------
    END OF        AGE    ADJUSTED HISTORICAL   PURCHASEPAYMENTBONUS/        CONTRACT         CASH           DEATH     ANNUITY
                           AVERAGE ANNUAL                                    VALUE       WITHDRAWAL       BENEFIT      VALUE
     YEAR                       RETURN                    WITHDRAWALS                        VALUE

--------------- -------- --------------------- ---------- ---------------- ------------ ---------------- ------------ ----------

   Mm/dd/yyyy      45          Xx.xx%         $x,xxx.00      $(xxx.00)     $x,xxxx.00     $x,xxxx.00      $x,xxx.00


------------------ ---- --------------------- ----------- ---------------- ------------ ---------------- ------------ ----------



     This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter].









-------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                             A-7
                              IMPORTANT DISCLOSURES
                  S&P 500 HYPOTHETICAL HISTORICAL ILLUSTRATION


 THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how Contract Values, death benefits, and income benefits are affected by the underlying rate of return over an extended period of time. This illustration is based on historical rates of return of the Standard & Poor's 500 Composite Price Index (S&P500) and is not intended to serve as a projection or prediction of future investment income. The S&P500 is not indicative of the performance of any Investment Option and is not necessarily indicative of future results. No representation is made as to the future performance of any Investment Option. The hypothetical assumed investment rates of return are illustrative only and are not a representation of past or future investment returns. It illustrates how much the Contract would hypothetically be worth, and how much the guaranteed death benefit would be, at the end of each year if:
 (1) the product were offered and the customer purchased the variable annuity on the hypothetical Contract date; (2) the customer had made the Purchase Payments shown; and (3) the customer had allocated the Purchase Payments to the Investment Options indicated.

 To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

 Rates of return reflect the deduction of the Contract mortality and expense risk charge and contract maintenance charge. The contingent deferred sales charge (CDSC) may or may not be reflected, depending upon what is being illustrated. For example, the CDSC would be deducted from cash withdrawal value figures that are illustrated, but not Contract Value figures. Please refer to the prospectus for full details on charges, expenses and fees.


 TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax Qualified retirement plan. Therefore, product features and benefits other than Tax Deferral should be reasons for acquiring an annuity in a Qualified retirement plan. If the Contract is an individual retirement annuity or other Qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.


 The tax treatment of death benefit proceeds of an annuity Contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

Please read the prospectus for further information.

--------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.



 xx/xx/2002                                                   Page x of y

                                                                         A-8
BONUS: The Contract provides a bonus during the Accumulation Phase based on total net Purchase Payments made prior to age 81 based on the following schedule:

                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $24,999                           4%
                  $25,000 - $99,999                      5%
                  $100,000 - $999,999                    6%
                  $1,000,000 - $4,999,999                7%
                  $5,000,000 +                           8%

Bonus amounts are available for withdrawal, annuitization or payment of the death benefit only when such amounts become vested as follows:
                                     VESTING
                  YEAR             PERCENTAGE
                    1                   0%
                    2                  35%
                    3                  70%
                   4+                 100%

Allianz Life deducts a higher mortality and expense risk charge and assesses a CDSC based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the CDSC still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. If you choose a GMIB, a Guaranteed Partial Withdrawal Benefit (GPWB) will automatically be included in the Contract with no additional charge. Allianz Life also deducts an administrative charge. These charges, together with the contract maintenance charge, are for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract Value invested in the Variable Options.


                                             CHARGES FOR CONTRACT WITH     CHARGES FOR CONTRACT WITH     CHARGES FOR CONTRACTS WITH
                                                        NO GMIB                   TRADITIONAL  GMIB            ENHANCED GMIB
                                               M&E       Admin.      Total     M&E     Admin.      Total   M&E       Admin.   Total
                                              CHARGE     CHARGE      CHARGE   CHARGE   CHARGE      CHARGE  CHARGE    CHARGE  CHARGE
Traditional Guaranteed Minimum Death Benefit    1.55%     .15%       1.70%     1.75%     .15%       1.90%   2.25%     .15%    2.40%
Enhanced Guaranteed Minimum Death Benefit       1.85%     .15%       2.00%     2.00%     .15%       2.15%   2.45%     .15%    2.60%

The selection of the GMIB and the GMDB must be made at the time of initial Purchase Payment. Once selected, they cannot be changed.


The GMIB guarantees that your Annuity Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. We will use current fixed payout rates applied to the Contract Value adjusted for any applicable MVA (less any contingent deferred sales charges and any applicable premium taxes) to calculate your Annuity Payments if that produces a greater payment. However, if we do not use the

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
 xx/xx/2002                                                   Page x of y

                                                                             A-9
GMIB value to calculate your Annuity Payments you will incur higher Contract expenses without receiving any explicit benefit from the GMIB option.

The GMIB is subject to a 10-year waiting period and your Contract must be annuitized under one of the fixed Annuity Options. If a period certain annuity option is chosen, the period must be a minimum of 10 years. If you do not hold your Contract for ten years before the Income Date, you cannot take advantage of the GMIB benefit.

You can always annuitize your Contract Value (adjusted for any MVA) three years or more after the Issue Date under a fixed and/or variable Annuity Option. Some states may require a shorter period of time.

The GPWB guarantees an annual income through partial withdrawals equal to 10% of the GPWB value at the time of exercise after the 10th Contract Anniversary until the GPWB value is less than the GPWB benefit. Each GPWB benefit reduces the GPWB value. Any partial withdrawal made in excess of the GPWB benefit reduces the GPWB value proportionally, The GPWB benefit is paid until the GPWB benefit is greater than the GPWB value, at which time the balance is paid. At the time the last GPWB benefit has been paid, you have the option of either annuitizing or receiving a lump sum payment of the remaining Contract value adjusted for any applicable MVA (less any contingent deferred sales charges and any applicable premium taxes).

The Traditional GMIB and GPWB Values are equal to the total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB and GMIB and GPWB Values are equal to the greater of:
o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of purchase payments adjusted for partial withdrawals); or
o the maximum Contract Value on any Contract Anniversary plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals prior to age 81.

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o the enhanced guaranteed minimum death benefit (see above).

 If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 8.5% in the first Contract year and declines to 0% after Contract year 10.

There are also daily investment portfolio charges which currently range, on an annual basis, from 0.57% to 1.82% of the average daily value of the Portfolio, depending upon the Portfolio.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the investment performance of the selected Investment Option(s). The Contract Value reflects all portfolio expenses and all charges for the Contract features selected, but does not include the CDSC. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against "Contract Value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

 IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a Contract purchased by you may be worth more or less than your original cost.

--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                           A-10
                              USALLIANZ REWARDS(R)


PREPARED FOR:                                                          CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                       Contract Type: Non-Qualified
                                                                       Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                                                      Guaranteed Minimum Death Benefit (GMDB):

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Portfolio (___%)
____ Portfolio (___%)

                          EFFECT OF S&P 500 HISTORICAL
                     RETURNS ON ILLUSTRATED CONTRACT VALUES


--------------- -------- --------------------- ---------- ---------------- ------------ ---------------- ------------ ----------
                  AGE    ADJUSTED HISTORICAL   PURCHASEPAYMENTS             CONTRACT         CASH           DEATH     ANNUITY
    END OF                  AVERAGE ANNUAL                BONUS/              VALUE       WITHDRAWAL       BENEFIT      VALUE
     YEAR                       RETURN                    WITHDRAWALS                        VALUE

--------------- -------- --------------------- ---------- ---------------- ------------ ---------------- ------------ ----------

   Mm/dd/yyyy      45          Xx.xx%         $x,xxx.00      $(xxx.00)     $x,xxxx.00     $x,xxxx.00      $x,xxx.00


------------------ ---- --------------------- ----------- ---------------- ------------ ---------------- ------------ ----------


     This illustration is based upon adjusted historical S&P 500 returns during the period indicated. These S&P 500 returns are not indicative of the performance of any Investment Option. Past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter].















-------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.



USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.


xx/xx/2002                                                    Page x of y

                                                                            A-11
                              IMPORTANT DISCLOSURES
                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

THIS IS AN ILLUSTRATION NOT A CONTRACT. THE PURPOSE OF THIS ILLUSTRATION IS TO DEMONSTRATE HOW A VARYING RATE OF RETURN MAY AFFECT CONTRACT VALUES, DEATH BENEFITS, AND INCOME BENEFITS OVER AN EXTENDED PERIOD OF TIME. THIS ILLUSTRATION IS BASED UPON HYPOTHETICAL FIXED RETURNS DURING THE PERIOD INDICATED. THIS ILLUSTRATION IS NOT INTENDED TO SERVE AS A PROJECTION OR PREDICTION OF FUTURE RETURNS. IT ILLUSTRATES HOW MUCH THE CONTRACT WOULD HYPOTHETICALLY BE WORTH, AND HOW MUCH THE GUARANTEED DEATH BENEFIT AND GUARANTEED INCOME BENEFIT WOULD BE, BASED ON THE HYPOTHETICAL RATE OF RETURN ILLUSTRATED. NO REPRESENTATIONS ARE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

This illustration, including any accompanying reports and graphs, must be preceded or accompanied by the current prospectus. Please refer to the prospectus for full details on charges, expenses, fees and state premium taxes.

TAXES: The effects of income, penalty and state premium taxes have not been reflected in the illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty.

For any tax-qualified account, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax Qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a Qualified retirement plan. If the Contract is an individual retirement annuity or other Qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

THE TAX TREATMENT OF DEATH BENEFIT PROCEEDS OF AN ANNUITY CONTRACT DIFFERS FROM THE TAX TREATMENT OF A LIFE INSURANCE POLICY. SEE YOUR TAX ADVISOR AND THE PROSPECTUS FOR FURTHER DETAILS.

Please read the prospectus for further information.














-------------------------------------------------------------------------------

This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.


xx/xx/2002                                                    Page x of y

                                                                           A-12
BONUS: The Contract provides a bonus during the Accumulation Phase based on total net Purchase Payments made prior to age 81 based on the following schedule:

                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $24,999                           4%
                  $25,000 - $99,999                      5%
                  $100,000 - $999,999                    6%
                  $1,000,000 - $4,999,999                7%
                  $5,000,000 +                           8%

Bonus amounts are available for withdrawal, annuitization or payment of the death benefit only when such amounts become vested as follows:

                                      VESTING
                  YEAR              PERCENTAGE
                    1                      0%
                    2                     35%
                    3                     70%
                    4+                    100%

Allianz Life deducts a higher mortality and expense risk charge and assesses a CDSC based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the CDSC still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. If you choose a GMIB, a Guaranteed Partial Withdrawal Benefit (GPWB) will automatically be included in the Contract with no additional charge. Allianz Life also deducts an administrative charge. These charges, together with the contract maintenance charge, are for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract Value invested in the Variable Options.


                                             CHARGES FOR CONTRACT WITH     CHARGES FOR CONTRACT WITH     CHARGES FOR CONTRACTS WITH
                                                        NO GMIB                   TRADITIONAL  GMIB            ENHANCED GMIB
                                               M&E       Admin.      Total     M&E     Admin.      Total   M&E       Admin.   Total
                                              CHARGE     CHARGE      CHARGE   CHARGE   CHARGE      CHARGE  CHARGE    CHARGE  CHARGE
Traditional Guaranteed Minimum Death Benefit    1.55%     .15%       1.70%     1.75%     .15%       1.90%   2.25%     .15%    2.40%
Enhanced Guaranteed Minimum Death Benefit       1.85%     .15%       2.00%     2.00%     .15%       2.15%   2.45%     .15%    2.60%

The selection of the GMIB and the GMDB must be made at the time of initial Purchase Payment. Once selected, they cannot be changed.


-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. xx/xx/2002 Page x of y

                                                                            A-13
The GMIB guarantees that your Annuity Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. We will use current fixed payout rates applied to the Contract Value adjusted for any applicable MVA (less any contingent deferred sales charges and any applicable premium taxes) to calculate your Annuity Payments if that produces a greater payment. However, if we do not use the GMIB value to calculate your Annuity Payments you will incur higher Contract expenses without receiving any explicit benefit from the GMIB option.

The GMIB is subject to a 10-year waiting period and your Contract must be annuitized under one of the fixed Annuity Options. If a period certain annuity option is chosen, the period must be a minimum of 10 years. If you do not hold your Contract for ten years before the Income Date, you cannot take advantage of the GMIB benefit.

You can always annuitize your Contract Value (adjusted for any MVA) three years or more after the Issue Date under a fixed and/or variable Annuity Option. Some states may require a shorter period of time.

The GPWB guarantees an annual income through partial withdrawals equal to 10% of the GPWB value at the time of exercise after the 10th Contract Anniversary until the GPWB value is less than the GPWB benefit. Each GPWB benefit reduces the GPWB value. Any partial withdrawal made in excess of the GPWB benefit reduces the GPWB value proportionally, The GPWB benefit is paid until the GPWB benefit is greater than the GPWB value, at which time the balance is paid. At the time the last GPWB benefit has been paid, you have the option of either annuitizing or receiving a lump sum payment of the remaining Contract value adjusted for any applicable MVA (less any contingent deferred sales charges and any applicable premium taxes).

The Traditional GMIB and GPWB Values are equal to the total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB and GMIB and GPWB Values are equal to the greater of:
o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of purchase payments adjusted for partial withdrawals); or
o the maximum Contract Value on any Contract Anniversary plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals prior to age 81.

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o the enhanced guaranteed minimum death benefit (see above).

If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 8.5% in the first Contract year and declines to 0% after Contract year 10.

There are also daily investment portfolio charges which currently range, on an annual basis, from 0.57% to 1.82% of the average daily value of the Portfolio, depending upon the Portfolio.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit Value multiplied by the number of Units allocated to the Contract for each Investment Option. This value will fluctuate due to the investment performance of the selected Investment Options. The Contract Value reflects all Contract charges, and portfolio expenses for the Contract features selected but does not reflect the CDSC. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against "Contract Value", and also reflects any CDSC if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. Values will fluctuate, so that the value of a contact purchased by you may be worth more or less than your cost.

International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.




























-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.


xx/xx/2002                                                    Page x of y

--------------------------------------------------------------------------------
                                                                            A-15
                              USALLIANZ REWARDS(R)

PREPARED FOR:                                                                   CONTRACT INFORMATION FOR FEATURES
SELECTED
John Doe
                                                                                Contract Type: Non-Qualified
                                                                                Guaranteed Minimum Income Benefit:
(GMIB):
PERIOD BEGINNING:                                                               Guaranteed Minimum Death Benefit:
(GMDB):

                                                HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                                                 GROSS RATE OF RETURN X.XX%


        ---------- --------- ------------------- --------------- ---------------- ------------- ------------- -------------- -------

        END OF       AGE        HYPOTHETICAL        PURCHASE       WITHDRAWALS      CONTRACT        CASH      DEATH          ANNUITY
          YEAR                 GROSS RATE OF       PAYMENTS/                         VALUE       WITHDRAWAL   Benefit
                                   RETURN            BONUS                                         VALUE                     VALUE
                             ------------------

                               (NOT TO EXCEED
                                    12%)
        ---------- --------- ------------------- --------------- ---------------- ------------- ------------- -------------- -------

        Mm/dd/yyyy    45           xx.xx%          $x,xxx.00        ($xxx.00)      $x,xxxx.00    $x,xxxx.00     $x,xxx.00


        ---------- --------- ------------------- --------------- ---------------- ------------- ------------- -------------- -------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge and average portfolio fee of .XXXX%. The bonus in not included in Hypothetical Gross Rate of Return. However, it is included in other values shown.

This illustration is not intended to serve as a projection or prediction of future returns.

        An illustration showing a hypothetical 0% gross rate of return is contained on the following page.















--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                          Page x of y

                                                                           A-16

                              USALLIANZ REWARDS(R)
PREPARED FOR:                                                                   CONTRACT INFORMATION FOR FEATURES
SELECTED
John Doe
                                                                                Contract Type: Non-Qualified
                                                                                Guaranteed Minimum Income Benefit:(GMIB):
PERIOD BEGINNING:                                                               Guaranteed Minimum Death Benefit: (GMDB):


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                            GROSS RATE OF RETURN 0.00%


---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ ------------ --------

END OF        AGE         HYPOTHETICAL        PURCHASE       WITHDRAWALS    CONTRACT VALUE   CASH WITHDRAWAL   DEATH         ANNUITY
  YEAR                   GROSS RATE OF        PAYMENTS/                                           VALUE        BENEFIT
                             RETURN                                                                                            VALUE
                       ------------------       BONUS

---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ ----------- ---------

Mm/dd/yyyy     45            xx.xx%           $x,xxx.00       ($xxx.00)       $x,xxxx.00       $x,xxxx.00      $x,xxx.00   $x,xxx.00


---------- ----------- ------------------- ---------------- --------------- --------------- ------------------ ------------ --------

This hypothetical is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M & E charge and average portfolio fee of .XXXX%. The bonus in not included in Hypothetical Gross Rate of Return. However, it is included in other values shown.


      [This page must accompany any fixed return illustration showing a gross rate of return in excess of 0%.]



















-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.
xx/xx/2002                                                           Page x of y

                                                                           A-17
                              IMPORTANT DISCLOSURES
             HYPOTHETICAL VARIABLE AND/OR FIXED PAYOUT ILLUSTRATION

This illustration depicts how a payment option may work when you annuitize your Contract. THIS ILLUSTRATION IS NOT A CONTRACT, AND IT IS NOT A REPRESENTATION OR GUARANTEE OF FUTURE RETURNS OR OF ANY SPECIFIC PAYOUT AMOUNT.

If you want to receive regular income from your annuity, you can choose an Annuity Option at any time after the 36th month of the Contract. You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

The Contract provides that the Contract cannot be annuitized prior to 36 months after the Contract issue date. For this reason, illustrations that you receive will be based upon an annuity start date that is at least 36 months after the issue date.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. THE "VARIABLE" PAYOUT OPTION ILLUSTRATION is based upon actual historical performance of one or more Investment Options over the specified period, as adjusted for all applicable portfolio expenses and applicable Contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying Investment Options could affect Contract Values and payout amounts when the Contract is annuitized. Of course, past performance of any Investment Option is not necessarily indicative of future results, and no representation is made as to the future performance of any Investment Option.

This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one option than to other options (for example, 50% to one option, 30% to a second option, and 20% to a third option), performance may be shown as weighted aggregate performance.

As an alternative variable payout illustration, the Standard & Poor's 500 Composite Price Index (S&P500) or other recognized investment benchmark may be used to show how values may vary. The S&P500 is not indicative of the performance of any Investment Option and is not necessarily indicative of future results. No representation is made as to the future performance of any Investment Option. The hypothetical assumed investment rates of return are illustrative only and are not a representation of past or future investment returns. The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

THE "FIXED" PAYOUT OPTION ILLUSTRATION is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your Contract.

VARIABLE PAYOUT ANNUITY- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the investment performance of the portfolio(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the eligible variable Investment Options.

----------------------------------------------------------------------+---------





This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                         Page x of y

                                                                           A-18
The AIR was selected by your investment representative. The 3% AIR payments start at a lower level than the 5% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 5% AIR is chosen there is a potential for a more rapid decrease in payments during the later years.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the investor may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

STANDARDIZED AVERAGE ANNUAL RETURN: Any variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum investment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the sub-account, if later. In contrast, illustration material may depict returns from the inception date of the applicable portfolio, if earlier than the inception date of the sub-account. Standardized return includes the effect of all portfolio expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a CDSC at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter.

FIXED PAYOUT ANNUITY- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the Contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary (except as indicated by the Annuity Option on the death of one of the Joint Annuitants).
BONUS: The Contract provides a bonus during the Accumulation Phase based on total net Purchase Payments made prior to age 81 based on the following schedule:

                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $24,999                           4%
                  $25,000 - $99,999                      5%
                  $100,000 - $999,999                    6%
                  $1,000,000 - $4,999,999                7%
                  $5,000,000 +                           8%
Bonus amounts are available for withdrawal, annuitization or payment of the death benefit only when such amounts become vested as follows:
                                      VESTING
                  YEAR              PERCENTAGE
                    1                      0%
                    2                     35%
                    3                     70%
                    4+                    100%

Allianz Life deducts a higher mortality and expense risk charge and assesses a CDSC based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the CDSC still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.




-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. xx/xx/2002 Page x of y

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Death Benefit (GMDB) and Guaranteed Minimum Income Benefit (GMIB) you choose. If you choose a GMIB, a Guaranteed Partial Withdrawal Benefit (GPWB) will automatically be included in the Contract with no additional charge. Allianz Life also deducts an administrative charge. These charges, together with the contract maintenance charge, are for expenses associated with the administration of the Contract. The table below shows the combinations available to you and their charges during the Accumulation Phase, as a percentage of the average daily value of the Contract Value invested in the Variable Options.


                                             CHARGES FOR CONTRACT WITH     CHARGES FOR CONTRACT WITH     CHARGES FOR CONTRACTS WITH
                                                        NO GMIB                   TRADITIONAL  GMIB            ENHANCED GMIB
                                               M&E       Admin.      Total     M&E     Admin.      Total   M&E       Admin.   Total
                                              CHARGE     CHARGE      CHARGE   CHARGE   CHARGE      CHARGE  CHARGE    CHARGE  CHARGE
Traditional Guaranteed Minimum Death Benefit    1.55%     .15%       1.70%     1.75%     .15%       1.90%   2.25%     .15%    2.40%
Enhanced Guaranteed Minimum Death Benefit       1.85%     .15%       2.00%     2.00%     .15%       2.15%   2.45%     .15%    2.60%

The selection of the GMIB and the GMDB must be made at the time of initial Purchase Payment. Once selected, they cannot be changed.


The GMIB guarantees that your Annuity Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. We will use current fixed payout rates applied to the Contract Value adjusted for any applicable MVA (less any contingent deferred sales charges and any applicable premium taxes) to calculate your Annuity Payments if that produces a greater payment. However, if we do not use the GMIB value to calculate your Annuity Payments you will incur higher Contract expenses without receiving any explicit benefit from the GMIB option.

The GMIB is subject to a 10-year waiting period and your Contract must be annuitized under one of the fixed Annuity Options. If a period certain annuity option is chosen, the period must be a minimum of 10 years. If you do not hold your Contract for ten years before the Income Date, you cannot take advantage of the GMIB benefit.

You can always annuitize your Contract Value (adjusted for any MVA) three years or more after the Issue Date under a fixed and/or variable Annuity Option. Some states may require a shorter period of time.

The GPWB guarantees an annual income through partial withdrawals equal to 10% of the GPWB value at the time of exercise after the 10th Contract Anniversary until the GPWB value is less than the GPWB benefit. Each GPWB benefit reduces the GPWB value. Any partial withdrawal made in excess of the GPWB benefit reduces the GPWB value proportionally, The GPWB benefit is paid until the GPWB benefit is greater than the GPWB value, at which time the balance is paid. At the time the last GPWB benefit has been paid, you have the option of either annuitizing or receiving a lump sum payment of the remaining Contract value adjusted for any applicable MVA (less any contingent deferred sales charges and any applicable premium taxes).

The Traditional GMIB and GPWB Values are equal to the total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB and GMIB and GPWB Values are equal to the greater of:
o total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of purchase payments adjusted for partial withdrawals); or
o the maximum Contract Value on any Contract Anniversary plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals prior to age 81.

-------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:
o Contract Value or
o the enhanced guaranteed minimum death benefit (see above).

If you take money out of the Contract, Allianz Life may assess a CDSC. The CDSC starts at 8.5% in the first Contract year and declines to 0% after Contract year 10.

There are also daily investment portfolio charges which currently range, on an annual basis, from 0.57% to 1.82% of the average daily value of the Portfolio, depending upon the Portfolio. This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the issue date, and cannot be added once the Contract is issued.

IMPORTANT CONSIDERATIONS: Past performance is not necessarily indicative of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in.

International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.









--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                           A-21
                       STANDARDIZED AVERAGE ANNUAL RETURN
                          AND ADJUSTED PORTFOLIO RETURN

 As of [12/31/2000], a one time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, taking into consideration all Contract charges but without regard to taxes and without regard to any bonus:



                                                                            SINCE            DATE OF         SINCE        DATE OF
                                                                           PORTFOLIO       PORTFOLIO     SUB-ACCOUNT   SUB-ACCOUNT
INVESTMENT OPTION                          1 YEAR      5 YEAR     10 YEARS  INCEPTION      INCEPTION      INCEPTION      INCEPTION
USAZ Van Kampen Growth Fund               XXX%          XXX%          *       XXX%                                       4/19/1995


Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life Sub-Account. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the CDSC is reflected at the end of each period shown. Non-standardized performance reflecting Portfolio returns prior to Sub-Account inception have been adjusted for Contract expenses. The bonus credited on Contracts purchased prior to attained age 81 is shown only from the date the Contracts were first offered, on [date].



Past performance is not necessarily indicative of future results.


          [THIS PAGE MUST ACCOMPANY ANY PAYOUT ILLUSTRATION CONTAINING ADJUSTED HISTORICAL INFORMATION.]























--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                           A-22
                              USALLIANZ REWARDS(R)

PREPARED FOR:                                                 CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                                 Contract Type:  Non-Qualified
PERIOD BEGINNING:                                                Guaranteed Minimum Income Benefit: (GMIB):
                                                                 Guaranteed Minimum Death Benefit: (GMDB):



                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                     BASED UPON ADJUSTED HISTORICAL RETURNS

ANNUITY OPTION:
Annuitization Age:                      65, Male                                            Annuity Value:   520,097.92
Federal Tax Rate:                        28%
Assumed Investment Rate (AIR):          3.5%
Annuitization Date:______________                                                                         Cost Basis:     500,000.00
Contract Date: ____________________

  INVESTMENT OPTION                                  ALLOCATION    INVESTMENT OPTION                                   ALLOCATION
  USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND                    90%     USAZ VAN KAMPEN GROWTH FUND                              10%



   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- -------------
   PERIOD ENDING DATE         PAYOUT AGE           MONTHLY PAYOUT        EXCLUSION AMOUNT         TAXABLE AMOUNT        CUMULATIVE
                                                                                                                          PAYOUT
   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- -------------





   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- -------------

This illustration is based upon weighted aggregate historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.
-------------------------------------------------------------------------------

Average annual returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.



------------------------------------------------------------------------------







This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

xx/xx/2002                                                    Page x of y

                                                                            A-23
                              USALLIANZ REWARDS(R)

PREPARED FOR:                                                  CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                            Contract Type:  Non-Qualified
PERIOD BEGINNING:                                           Guaranteed Minimum Income Benefit (GMIB):
                                                            Guaranteed Minimum Death Benefit (GMDB):

                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                      BASED UPON S&P 500 HISTORICAL RETURNS

ANNUITY OPTION:
Annuitization Age:                      65, Male                                       Annuity Value:      520,097.92
Federal Tax Rate:28%
Assumed Investment Rate (AIR):3.5%
Annuitization Date:______________                                                                      CostBasis:       500,000.00
Contract Date: ____________________



   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- -------------
   PERIOD ENDING DATE         PAYOUT AGE           MONTHLY PAYOUT        EXCLUSION AMOUNT         TAXABLE AMOUNT        CUMULATIVE
                                                                                                                          PAYOUT
   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- -------------
   --------------------

   --------------------

   -------------------- ----------------------- ---------------------- ---------------------- ----------------------- -------------

This illustration is based upon S&P 500 historical returns during the period indicated. These S&P 500 returns are not indicative of the performance of any Investment Options. Past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter]..
-------------------------------------------------------------------------------









This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.

 xx/xx/2002                                                   Page x of y

                                                                         A-24
                              USALLIANZ REWARDS(R)

PREPARED FOR:                             CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                                    Contract Type: Non-Qualified
PERIOD BEGINNING:                                   Guaranteed Minimum Income Benefit (GMIB):
                                                    Guaranteed Minimum Death Benefit (GMDB):

                      HYPOTHETICAL FIXED PAYOUT ANNUITIZATION



ANNUITY OPTION:

Annuitization Age:   65, Male                                     Annuity Value:         520,097.92
Federal Tax Rate:
Annuitization Date:                                               Cost Basis:         500,000.00
Contract Date:


                                 Monthly         Exclusion           Taxable
                                 Payout            Amount             Amount
                             xxxxx.xx              xxxxx.xx            xxxxx.xx





This hypothetical illustration is based upon payout factor rates currently in effect. These are subject to change, and may be higher or lower when you annuitize your Contract.

This illustration is not intended to serve as a projection or prediction of future returns.











--------------------------------------------------------------------------------
This is a hypothetical variable annuity illustration, not a contract, and is not complete without all pages. The illustration can only be used when accompanied or preceded by the Contract prospectus for the USAllianz Rewards(R), a flexible premium variable annuity. The prospectus contains more information, including fees, expenses, and risk factors, and should be read carefully before sending money. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America. Variable annuities are: not insured by the FDIC or any other governmental agency; not deposits or obligations of, or guarantees by, any bank or deposit or institution; and subject to investment risks, including the possible loss of principal.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD.


xx/xx/2002                                                    Page x of y

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements (to be filed by amendment)

      b.  Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not  Applicable
      3.a. Principal  Underwriter's  Agreement(2)
      3.b. Selling Agreement(6)
      4.   Individual  Variable  Annuity  Contract(5)
      4.a. Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement(5)
      4.b. Traditional Death  Benefit  Endorsement(5)
      4.c. Enhanced Death Benefit Endorsement(5)
      4.d. Individual Retirement Annuity Endorsement(5)
      4.e. Unisex Endorsement(5)
      4.f. Pension Plan and Profit Sharing Plan Endorsement(5)
      4.g. Group Pension Plan Death Benefit Endorsement(5)
      4.h. 403(b) Annuity Endorsement(5)
      4.i. Roth IRA Endorsement(5)
      4.j. GMIB Endorsement (10)
      4.k. Enhanced GMDB Endorsement (10)
      4.l. Revised Schedule Page (10)
      5.a. Application  for  Individual  Variable  Annuity  Contract(5)
      5.b. Revised Application for Individual Variable Annuity Contract (10)
      6.   (i)   Copy  of  Articles  of  Incorporation of the Company(1)
           (ii)  Copy  of  the  Bylaws  of  the  Company(1)
      7.   Not Applicable
      8.a. Form of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(3)
        b. Form of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership(3)
        c. Form of Fund Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America(4)
        d. Form of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America(4)
        e. Form of Fund Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC(4)
        f. Form of Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America(4)
        g. Form of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC(6)
        h. Form of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America (7)
        i. Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc, Van Kampen Asset
           Management and Allianz Life of North America (8)
        j. Form of Fund Participation Agreement between Van Kampen Funds, Inc., and USAllianz Investor Services, LLC (8)
        k. Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc. (8)
        l. Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation. (8)
        m. Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. (8)
        n. Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P. (8)
        o. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust, and PIMCO
           Advisers L.P. (8)
        p. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust and Templeton Investment Counsel,LLC. (8)
        q. Form of Fund Participation Agreement between Dreyfus Investment Portfolios and Allianz Life Insurance Company of North America (9)
       9.  Opinion and Consent of Counsel (to be filed by amendment)
      10.  Independent Auditors' Consent (to be filed by amendment)
      11.  Not Applicable
      12.  Not Applicable
      13.  Calculation of Performance Data(9)
      14.  Company Organizational Chart(6)
      15.  Powers of Attorney (10)


(1) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed
     December 30, 1999.
(5) Incorporated by reference to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on December 15, 2000.
(7) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2001.
(8) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on November 1, 2001.
(9) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 24, 2002.
(10) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on June 21, 2002.


Item  25.    Directors  and  Officers  of  the  Depositor

The following are the Officers and Directors of the Insurance Company:


Name and Principal            Positions and Offices
Business Address              with Depositor
- ----------------------------  ---------------------------------
Robert W. MacDonald             Chairman of the Board
5701 Golden Hills Drive
Minneapolis, MN 55416

Mark A. Zesbaugh                Chief Executive Officer and
5701 Golden Hills Drive         Director
Minneapolis, MN 55416

Gabrielle Matzdorff             Sr. Vice President and
5701 Golden Hills Drive         Chief Financial Officer
Minneapolis, MN 55416

Denise Blizil                   Senior Vice President -
5701 Golden Hills Drive         Chief Administrative Officer
Minneapolis, MN 55416

Charles Kavitsky                President -
5701 Golden Hills Drive         Chief Marketing Officer
Minneapolis, MN 55416

Suzanne Pepin                   Senior Vice President -
5701 Golden Hills Drive         Chief Legal Officer
Minneapolis, MN 55416

Neil McKay                      Senior Vice President -
5701 Golden Hills Drive         Chief Actuary
Minneapolis, MN 55416

Paul M Saffert                  Director
Allianz of America Corp.
777 San Marin Drive
Novato, CA 94998

Michael Diekmann                Director
Allianz AG
Koeniginstrausse 28
D-80802
Munich, Germany

Michael P. Sullivan             Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht           Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Rev. Dennis Dease               Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell               Director
c/o Wells Fargo and Company
Wells Fargo Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt               Director
Commerce One, Inc.
4440 Rosewood Drive
Pleasanton, CA 94588-3050


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618).



Item 27. Number of Contract Owners

As of December 31, 2002 there were 2,260 qualified Contract Owners and 1,735 non-qualified Contract Owners with Contracts in the separate account.


Item 28. Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

     a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life of NY Variable  Account  C


     b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:

                        Positions and Offices
Business Address        with Underwriter
- --------------------  ----------------------

Christopher H.Pinkerton    Chairman, Chief Executive Officer, President,
5701 Golden Hills Drive    Chief Manager & Director
Minneapolis, MN 55416

Tracy H. Gardner           Chief Administrative Officer &
5701 Golden Hills Drive    Sr. Vice President
Minneapolis, MN 55416

Michael M. Ahles           Chief Financial Officer & Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Catherine Q. Farley        Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Cynthia M. Robeck          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jennifer J. Wagner         Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Keith L. Johnson           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Carol B.Shaw               Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Corey J. Walther           Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Dave Schliesman            Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Jeffrey W. Kletti          Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Myron Rothstein            Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416

Patrick Allen              Divisional VP - NE
5701 Golden Hills Drive
Minneapolis, MN  55416

Edward Barrett             Divisional VP - SE
5701 Golden Hills Drive
Minneapolis, MN  55416

Kevin Rooney               Divisional VP - MID
5701 Golden Hills Drive
Minneapolis, MN  55416

Gerald Boucher             Divisional VP - W
5701 Golden Hills Drive
Minneapolis, MN  55416

Chris Johnston             Divisional VP - Wirehouse
5701 Golden Hills Drive
Minneapolis, MN  55416

Wayne Peterson             Compliance Officer
5701 Golden Hills Drive
Minneapolis, MN  55416

Stewart Gregg              Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416

Jan Witort                 Assistant Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416


     c.  Not Applicable


Item 30. Location of Accounts and Records

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31. Management Services

Not  Applicable


Item 32. Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.




                                 REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.






                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 7th day of February, 2003.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART GREGG
                                     --------------------------------
                                          Stewart Gregg
                                          Senior Counsel



                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ STEWART GREGG
                                      ------------------------------
                                           Stewart Gregg
                                           Senior Counsel








Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title


Robert W. MacDonald*       Chairman of the Board                     02/07/2003
Robert W. MacDonald

Mark A. Zesbaugh*          Director and Chief Executive Officer      02/07/2003
Mark A. Zesbaugh

Michael P. Sullivan*       Director                                  02/07/2003
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director                                  02/07/2003
Dr. Gerhard Rupprecht

Rev. Dennis J. Dease*      Director                                  02/07/2003
Rev. Dennis J. Dease

James R. Campbell*         Director                                  02/07/2003
James R. Campbell

Robert M. Kimmitt*         Director                                  02/07/2003
Robert M. Kimmitt

Michael Diekmann*          Director                                  02/07/2003
Michael Diekmann

Paul M Saffert*            Director                                  02/07/2003
Paul M Saffert

Gabby Matzdorff*           Sr. Vice President and                    02/07/2003
Gabby Matzdorff            Chief Financial Officer

Charles Kavitsky*          President and                             02/07/2003
Charles Kavitsky           Chief Marketing Officer

Denise Blizil*             Sr. Vice President and                    02/07/2003
Denise Blizil              Chief Administrative Officer



                                    *By    Power  of  Attorney


                                     By: /S/ STEWART GREGG
                                         --------------------
                                         Stewart Gregg
                                         Attorney-in-Fact

                                    EXHIBITS

                                       TO

                          POST-EFFECTIVE AMENDMENT NO. 9

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS

EXHIBIT

EX-99.B9    Opinion and Consent of Counsel (to be filed by amendment)

EX-99.B10   Independent Auditors' Consent (to be filed by amendment)